UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2017
Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (13.8%)
* Amazon.com Inc.	134,281	129,091
Home Depot Inc.	445,141	72,807
Comcast Corp. Class A	1,561,046	60,069
Walt Disney Co.	567,879	55,976
McDonald's Corp.	305,804	47,913
Wal-Mart Stores Inc.	503,796	39,367
* Priceline Group Inc.	18,429	33,740
Time Warner Inc.	304,872	31,234
Starbucks Corp.	534,294	28,697
Lowe's Cos. Inc.	356,815	28,524
Costco Wholesale Corp.	167,474	27,514
* Netflix Inc.	139,472	25,293
NIKE Inc. Class B	485,126	25,154
Marriott International Inc. Class A	199,777	22,027
* Charter Communications Inc. Class A	60,409	21,954
* eBay Inc.	461,975	17,768
TJX Cos. Inc.	204,469	15,075
* Tesla Inc.	42,015	14,331
Ross Stores Inc.	206,205	13,315
Twenty-First Century Fox Inc. Class A	503,599	13,285
General Motors Co.	315,423	12,737
Royal Caribbean Cruises Ltd.	104,593	12,398
Estee Lauder Cos. Inc. Class A	112,088	12,088
Yum! Brands Inc.	158,953	11,701
Ford Motor Co.	973,484	11,653
* NVR Inc.	4,041	11,537
* CarMax Inc.	147,985	11,219
* Dollar Tree Inc.	127,501	11,070
* Mohawk Industries Inc.	43,895	10,864
* O'Reilly Automotive Inc.	49,850	10,736
MGM Resorts International	324,221	10,566
* AutoZone Inc.	16,719	9,950
Target Corp.	167,425	9,880
Sirius XM Holdings Inc.	1,742,688	9,620
Expedia Inc.	66,607	9,587
CBS Corp. Class B	160,925	9,334
* WABCO Holdings Inc.	61,510	9,103
DR Horton Inc.	218,026	8,706
PVH Corp.	66,936	8,438
* Visteon Corp.	66,473	8,227
Fortune Brands Home & Security Inc.	114,801	7,718
Hasbro Inc.	76,942	7,515
BorgWarner Inc.	142,961	7,324
Yum China Holdings Inc.	175,156	7,001
Goodyear Tire & Rubber Co.	208,626	6,937
Lennar Corp. Class A	126,336	6,671
PulteGroup Inc.	232,854	6,364
* Liberty Interactive Corp. QVC Group Class A	268,706	6,333
Gentex Corp.	316,457	6,266

Interpublic Group of Cos. Inc.	293,791	6,108
Darden Restaurants Inc.	76,927	6,060
Las Vegas Sands Corp.	93,794	6,018
Scripps Networks Interactive Inc. Class A	69,558	5,974
Dollar General Corp.	73,707	5,974
Hanesbrands Inc.	231,493	5,704
Lear Corp.	30,629	5,301
* Hyatt Hotels Corp. Class A	83,712	5,173
Advance Auto Parts Inc.	50,598	5,019
Carnival Corp.	77,458	5,001
VF Corp.	76,758	4,879
Harley-Davidson Inc.	96,566	4,655
Toll Brothers Inc.	106,247	4,406
Gap Inc.	148,246	4,378
* Tempur Sealy International Inc.	60,667	3,914
Viacom Inc. Class B	139,895	3,895
* Discovery Communications Inc.	192,032	3,891
Omnicom Group Inc.	50,564	3,745
* AutoNation Inc.	78,679	3,734
Kohl's Corp.	79,094	3,611
* Liberty Media Corp-Liberty SiriusXM Class C	85,986	3,600
KAR Auction Services Inc.	71,820	3,429
Delphi Automotive plc	34,717	3,416
Wynn Resorts Ltd.	21,318	3,175
Vail Resorts Inc.	13,100	2,988
* TripAdvisor Inc.	72,086	2,922
John Wiley & Sons Inc. Class A	53,577	2,866
* Liberty Broadband Corp.	29,656	2,826
Brinker International Inc.	88,041	2,805
* Liberty Media Group	71,803	2,735
* Liberty Ventures Class A	46,959	2,702
Foot Locker Inc.	70,470	2,482
* Liberty Expedia Holdings Inc. Class A	46,077	2,447
* Norwegian Cruise Line Holdings Ltd.	44,014	2,379
Macy's Inc.	108,809	2,374
* LKQ Corp.	65,922	2,373
* Vista Outdoor Inc.	102,839	2,359
News Corp. Class A	177,364	2,352
Ralph Lauren Corp. Class A	26,519	2,341
* Liberty Media Corp-Liberty SiriusXM Class A	53,860	2,257
Adient plc	18,417	1,547
Nordstrom Inc.	31,966	1,507
* ServiceMaster Global Holdings Inc.	32,169	1,503
* AMC Networks Inc. Class A	24,719	1,445
Best Buy Co. Inc.	24,536	1,398
* Madison Square Garden Co. Class A	6,489	1,389
* Liberty Broadband Corp. Class A	14,584	1,374
Coty Inc. Class A	77,940	1,288
* Hilton Grand Vacations Inc.	33,161	1,281
Polaris Industries Inc.	12,226	1,279
* Chipotle Mexican Grill Inc. Class A	4,095	1,261
Coach Inc.	28,940	1,166
* Sally Beauty Holdings Inc.	59,090	1,157
* DISH Network Corp. Class A	21,040	1,141
* Michaels Cos. Inc.	50,540	1,085
H&R Block Inc.	35,900	951
Nielsen Holdings plc	22,859	947

* Under Armour Inc. Class A	53,375	880
* Under Armour Inc.	58,371	877
* Live Nation Entertainment Inc.	19,625	855
* Lululemon Athletica Inc.	13,048	812
* Murphy USA Inc.	10,664	736
Tractor Supply Co.	10,800	684
* Pandora Media Inc.	88,290	680
AMERCO	1,628	610
GameStop Corp. Class A	28,476	588
Signet Jewelers Ltd.	8,400	559
* Urban Outfitters Inc.	23,386	559
Genuine Parts Co.	5,633	539
Graham Holdings Co. Class B	821	480
* Burlington Stores Inc.	4,997	477
Tribune Media Co. Class A	9,600	392
* Ulta Beauty Inc.	1,721	389
Lennar Corp. Class B	8,282	373
* Bright Horizons Family Solutions Inc.	3,601	310
* Michael Kors Holdings Ltd.	3,000	144
* Discovery Communications Inc. Class A	5,100	109
* Liberty Media Group Class A	2,900	106
Lions Gate Entertainment Corp. Class A	2,918	98
* Floor & Decor Holdings Inc. Class A	2,305	90
Dick's Sporting Goods Inc.	2,600	70
* Lions Gate Entertainment Corp. Class B	1,798	57
		1,180,138
Consumer Staples (6.7%)
Procter & Gamble Co.	929,192	84,538
Philip Morris International Inc.	561,782	62,363
Coca-Cola Co.	1,226,086	55,186
PepsiCo Inc.	468,488	52,204
CVS Health Corp.	388,354	31,581
Altria Group Inc.	487,149	30,895
Colgate-Palmolive Co.	347,747	25,333
Mondelez International Inc. Class A	606,907	24,677
Walgreens Boots Alliance Inc.	301,845	23,309
Constellation Brands Inc. Class A	85,361	17,025
* Monster Beverage Corp.	269,660	14,899
Tyson Foods Inc. Class A	164,014	11,555
Archer-Daniels-Midland Co.	242,866	10,324
Dr Pepper Snapple Group Inc.	109,488	9,686
Clorox Co.	71,982	9,495
Brown-Forman Corp. Class B	166,260	9,028
Kroger Co.	442,623	8,879
McCormick & Co. Inc.	80,966	8,310
Kraft Heinz Co.	105,916	8,214
Church & Dwight Co. Inc.	168,036	8,141
Hershey Co.	72,467	7,911
Kimberly-Clark Corp.	63,621	7,487
Ingredion Inc.	59,184	7,140
Hormel Foods Corp.	209,953	6,748
General Mills Inc.	117,000	6,056
Molson Coors Brewing Co. Class B	71,712	5,855
JM Smucker Co.	48,896	5,131
* Edgewell Personal Care Co.	65,643	4,777
Campbell Soup Co.	97,145	4,548
Energizer Holdings Inc.	62,510	2,879

* Post Holdings Inc.	27,109	2,393
Sysco Corp.	32,798	1,769
* TreeHouse Foods Inc.	23,634	1,601
* Blue Buffalo Pet Products Inc.	53,392	1,514
Bunge Ltd.	20,961	1,456
Kellogg Co.	22,838	1,424
* Hain Celestial Group Inc.	31,838	1,310
* Herbalife Ltd.	12,063	818
* Rite Aid Corp.	356,133	698
* Pilgrim's Pride Corp.	23,442	666
Conagra Brands Inc.	18,538	626
Lamb Weston Holdings Inc.	6,179	290
Nu Skin Enterprises Inc. Class A	1,013	62
		578,801
Energy (5.8%)
Exxon Mobil Corp.	1,518,028	124,448
Chevron Corp.	677,190	79,570
ConocoPhillips	491,868	24,618
EOG Resources Inc.	227,247	21,984
Schlumberger Ltd.	296,592	20,690
Phillips 66	214,201	19,623
Halliburton Co.	381,274	17,550
Occidental Petroleum Corp.	253,419	16,272
Valero Energy Corp.	182,002	14,001
Pioneer Natural Resources Co.	77,710	11,465
Anadarko Petroleum Corp.	227,591	11,118
* Concho Resources Inc.	80,519	10,606
Baker Hughes a GE Co.	247,362	9,058
Marathon Petroleum Corp.	159,433	8,941
Cabot Oil & Gas Corp.	290,464	7,770
Williams Cos. Inc.	239,189	7,178
Kinder Morgan Inc.	373,596	7,166
Cimarex Energy Co.	61,235	6,961
* Energen Corp.	123,478	6,752
Patterson-UTI Energy Inc.	286,601	6,001
Andeavor	54,126	5,583
EQT Corp.	74,804	4,880
* Continental Resources Inc.	120,205	4,641
* WPX Energy Inc.	403,371	4,639
Hess Corp.	95,976	4,500
Devon Energy Corp.	109,695	4,027
* Newfield Exploration Co.	130,585	3,874
* Diamondback Energy Inc.	26,087	2,556
* Parsley Energy Inc. Class A	79,162	2,085
Apache Corp.	43,268	1,982
* Cheniere Energy Inc.	42,030	1,893
Marathon Oil Corp.	132,968	1,803
Targa Resources Corp.	32,663	1,545
* Southwestern Energy Co.	252,399	1,542
* Chesapeake Energy Corp.	356,428	1,533
National Oilwell Varco Inc.	42,157	1,506
* First Solar Inc.	31,518	1,446
* RSP Permian Inc.	40,410	1,398
ONEOK Inc.	24,982	1,384
* QEP Resources Inc.	151,038	1,294
* Rice Energy Inc.	43,313	1,253
* Gulfport Energy Corp.	83,900	1,203

HollyFrontier Corp.	30,826	1,109
* CONSOL Energy Inc.	57,410	973
Oceaneering International Inc.	31,110	817
* Transocean Ltd.	57,562	619
Murphy Oil Corp.	22,380	594
Range Resources Corp.	27,529	539
* Laredo Petroleum Inc.	41,110	532
* Kosmos Energy Ltd.	57,294	456
PBF Energy Inc. Class A	15,600	431
* Centennial Resource Development Inc. Class A	20,344	366
SM Energy Co.	20,121	357
* Whiting Petroleum Corp.	22,500	123
RPC Inc.	4,200	104
* Rowan Cos. plc Class A	5,681	73
		495,432
Financial Services (21.1%)
* Berkshire Hathaway Inc. Class B	662,983	121,538
JPMorgan Chase & Co.	1,202,964	114,895
Wells Fargo & Co.	1,596,625	88,054
Bank of America Corp.	3,455,790	87,570
Citigroup Inc.	1,079,154	78,498
Visa Inc. Class A	686,529	72,250
Mastercard Inc. Class A	363,828	51,372
Goldman Sachs Group Inc.	153,479	36,404
* PayPal Holdings Inc.	512,813	32,835
American International Group Inc.	457,032	28,057
American Express Co.	300,034	27,141
Morgan Stanley	535,505	25,795
American Tower Corp.	173,628	23,731
Charles Schwab Corp.	496,358	21,711
US Bancorp	400,905	21,484
S&P Global Inc.	124,501	19,461
Aon plc	129,154	18,869
* Fiserv Inc.	134,407	17,333
Intercontinental Exchange Inc.	248,935	17,102
Simon Property Group Inc.	101,952	16,415
Prudential Financial Inc.	148,953	15,837
State Street Corp.	164,707	15,736
Equinix Inc.	33,081	14,764
Crown Castle International Corp.	145,657	14,563
SunTrust Banks Inc.	234,876	14,038
Aflac Inc.	172,218	14,017
* E*TRADE Financial Corp.	319,816	13,947
MetLife Inc.	262,212	13,622
Ameriprise Financial Inc.	87,796	13,039
Discover Financial Services	201,833	13,014
Progressive Corp.	267,429	12,949
* SBA Communications Corp. Class A	87,295	12,575
Travelers Cos. Inc.	101,725	12,463
Public Storage	57,988	12,409
Fidelity National Information Services Inc.	130,247	12,164
Global Payments Inc.	117,263	11,143
PNC Financial Services Group Inc.	82,183	11,076
Chubb Ltd.	74,677	10,645
Lincoln National Corp.	143,702	10,559
First Republic Bank	100,649	10,514
AvalonBay Communities Inc.	58,706	10,474

CME Group Inc.	76,029	10,316
Fifth Third Bancorp	368,271	10,304
* Markel Corp.	9,615	10,269
MSCI Inc. Class A	86,829	10,150
Capital One Financial Corp.	117,695	9,964
Equity Residential	151,097	9,962
Moody's Corp.	69,986	9,743
* Arch Capital Group Ltd.	98,097	9,663
* CBRE Group Inc. Class A	253,325	9,596
Boston Properties Inc.	77,995	9,584
Allstate Corp.	102,184	9,392
Essex Property Trust Inc.	36,270	9,214
Bank of New York Mellon Corp.	173,425	9,195
Zions Bancorporation	194,374	9,171
KeyCorp	485,322	9,134
BlackRock Inc.	19,961	8,924
Total System Services Inc.	130,880	8,573
Unum Group	166,461	8,511
TD Ameritrade Holding Corp.	174,048	8,493
Digital Realty Trust Inc.	71,468	8,457
T. Rowe Price Group Inc.	92,836	8,416
Nasdaq Inc.	108,085	8,384
Reinsurance Group of America Inc. Class A	59,891	8,357
Torchmark Corp.	102,754	8,230
East West Bancorp Inc.	134,403	8,035
Equifax Inc.	73,853	7,828
* SLM Corp.	676,250	7,757
Raymond James Financial Inc.	89,465	7,545
SEI Investments Co.	123,501	7,541
Synchrony Financial	241,273	7,491
Equity LifeStyle Properties Inc.	87,665	7,458
M&T Bank Corp.	46,002	7,408
Franklin Resources Inc.	165,917	7,385
Welltower Inc.	103,869	7,300
Principal Financial Group Inc.	113,318	7,291
American Financial Group Inc.	69,403	7,180
* Alleghany Corp.	12,959	7,179
Assurant Inc.	75,128	7,176
Annaly Capital Management Inc.	582,458	7,100
Prologis Inc.	109,443	6,945
Brown & Brown Inc.	143,235	6,902
Weyerhaeuser Co.	198,402	6,752
Loews Corp.	138,528	6,630
Commerce Bancshares Inc.	114,487	6,614
WR Berkley Corp.	97,378	6,499
Extra Space Storage Inc.	79,539	6,357
Douglas Emmett Inc.	159,344	6,281
Forest City Realty Trust Inc. Class A	241,109	6,151
First Horizon National Corp.	319,147	6,112
American Homes 4 Rent Class A	280,681	6,094
Apartment Investment & Management Co.	137,720	6,040
Lamar Advertising Co. Class A	85,598	5,866
Mid-America Apartment Communities Inc.	53,974	5,769
* CoreLogic Inc.	124,571	5,758
White Mountains Insurance Group Ltd.	6,715	5,755
Jones Lang LaSalle Inc.	45,890	5,667
Affiliated Managers Group Inc.	29,691	5,636

Federal Realty Investment Trust	44,803	5,565
* Howard Hughes Corp.	47,113	5,556
SL Green Realty Corp.	54,797	5,552
* Signature Bank	43,311	5,545
Popular Inc.	153,360	5,512
GGP Inc.	262,575	5,454
Host Hotels & Resorts Inc.	279,419	5,166
Ventas Inc.	79,000	5,145
Dun & Bradstreet Corp.	43,819	5,101
Hanover Insurance Group Inc.	49,487	4,797
Broadridge Financial Solutions Inc.	58,618	4,737
Jack Henry & Associates Inc.	44,906	4,616
Alexandria Real Estate Equities Inc.	38,539	4,585
Cullen/Frost Bankers Inc.	47,496	4,508
TFS Financial Corp.	271,733	4,383
Eaton Vance Corp.	86,022	4,247
Associated Banc-Corp	170,283	4,129
Camden Property Trust	42,323	3,870
BB&T Corp.	78,277	3,674
Hartford Financial Services Group Inc.	64,171	3,557
BOK Financial Corp.	38,481	3,428
Hospitality Properties Trust	119,017	3,391
AGNC Investment Corp.	146,319	3,172
CNA Financial Corp.	61,718	3,101
Leucadia National Corp.	120,270	3,037
Retail Properties of America Inc.	208,902	2,743
Alliance Data Systems Corp.	11,592	2,568
* Equity Commonwealth	81,210	2,469
Interactive Brokers Group Inc.	51,120	2,302
Spirit Realty Capital Inc.	267,207	2,290
Kimco Realty Corp.	115,505	2,258
* FleetCor Technologies Inc.	13,787	2,134
People's United Financial Inc.	116,625	2,116
DDR Corp.	215,917	1,978
Legg Mason Inc.	47,414	1,864
Navient Corp.	123,033	1,848
Paramount Group Inc.	114,342	1,829
Marsh & McLennan Cos. Inc.	21,585	1,809
Brixmor Property Group Inc.	95,200	1,790
CoreCivic Inc.	66,446	1,779
Northern Trust Corp.	19,091	1,755
Bank of Hawaii Corp.	20,064	1,672
* Vantiv Inc. Class A	21,974	1,548
* Brighthouse Financial Inc.	23,837	1,449
Omega Healthcare Investors Inc.	44,724	1,427
VEREIT Inc.	159,386	1,321
Invesco Ltd.	36,848	1,291
Macerich Co.	22,900	1,259
* Athene Holding Ltd. Class A	23,118	1,245
FNF Group	25,471	1,209
Ally Financial Inc.	46,442	1,127
Iron Mountain Inc.	28,923	1,125
* Western Alliance Bancorp	20,209	1,073
* Santander Consumer USA Holdings Inc.	61,229	941
Chimera Investment Corp.	46,700	884
* First Data Corp. Class A	46,640	841
Lazard Ltd. Class A	18,503	837

New Residential Investment Corp.	48,174	806
* JBG SMITH Properties	23,200	794
Park Hotels & Resorts Inc.	28,100	774
Apple Hospitality REIT Inc.	39,944	755
* Zillow Group Inc.	18,178	731
Realty Income Corp.	12,300	703
Taubman Centers Inc.	11,122	553
Colony NorthStar Inc. Class A	40,743	512
Senior Housing Properties Trust	21,116	413
* Quality Care Properties Inc.	24,236	376
New York Community Bancorp Inc.	27,700	357
* Euronet Worldwide Inc.	3,450	327
Western Union Co.	15,396	296
* WEX Inc.	2,592	291
* SVB Financial Group	1,456	272
* OneMain Holdings Inc. Class A	8,716	246
* Zillow Group Inc. Class A	5,000	201
* TransUnion	3,800	180
* Credit Acceptance Corp.	400	112
Two Harbors Investment Corp.	7,400	75
Invitation Homes Inc.	2,934	66
Starwood Property Trust Inc.	1,100	24
		1,809,040
Health Care (13.8%)
Johnson & Johnson	950,330	123,552
Pfizer Inc.	1,903,041	67,939
UnitedHealth Group Inc.	328,174	64,273
Merck & Co. Inc.	956,507	61,245
Amgen Inc.	269,967	50,335
AbbVie Inc.	547,331	48,636
* Celgene Corp.	301,161	43,915
Gilead Sciences Inc.	484,401	39,246
Medtronic plc	436,939	33,981
Bristol-Myers Squibb Co.	511,778	32,621
Thermo Fisher Scientific Inc.	153,934	29,124
Abbott Laboratories	529,605	28,260
* Biogen Inc.	89,106	27,901
Eli Lilly & Co.	296,671	25,377
Allergan plc	113,879	23,340
Aetna Inc.	145,181	23,085
Anthem Inc.	111,626	21,196
Cigna Corp.	112,107	20,957
* Boston Scientific Corp.	692,789	20,209
Danaher Corp.	231,447	19,854
* Express Scripts Holding Co.	283,062	17,923
Becton Dickinson & Co.	88,320	17,306
* Vertex Pharmaceuticals Inc.	113,366	17,236
Humana Inc.	69,676	16,975
Stryker Corp.	109,046	15,487
Zoetis Inc.	240,279	15,320
CR Bard Inc.	41,918	13,435
Agilent Technologies Inc.	192,643	12,368
* Regeneron Pharmaceuticals Inc.	26,123	11,680
McKesson Corp.	73,199	11,244
* Incyte Corp.	95,944	11,201
Zimmer Biomet Holdings Inc.	88,957	10,416
* Laboratory Corp. of America Holdings	65,711	9,920

Cardinal Health Inc.	145,261	9,721
Cooper Cos. Inc.	40,631	9,634
Baxter International Inc.	153,258	9,617
Teleflex Inc.	39,319	9,514
* Alexion Pharmaceuticals Inc.	64,808	9,092
AmerisourceBergen Corp. Class A	106,401	8,805
* Henry Schein Inc.	107,118	8,783
* Quintiles IMS Holdings Inc.	89,107	8,471
* Illumina Inc.	42,210	8,408
PerkinElmer Inc.	109,261	7,536
* Cerner Corp.	100,155	7,143
* QIAGEN NV	226,580	7,137
Quest Diagnostics Inc.	72,665	6,804
Universal Health Services Inc. Class B	60,278	6,687
* Intuitive Surgical Inc.	6,194	6,478
* Centene Corp.	66,211	6,407
* Charles River Laboratories International Inc.	56,217	6,073
Dentsply Sirona Inc.	98,986	5,920
* Ionis Pharmaceuticals Inc.	99,475	5,043
Bio-Techne Corp.	38,893	4,702
Bruker Corp.	138,767	4,128
* Varian Medical Systems Inc.	39,954	3,998
* Alnylam Pharmaceuticals Inc.	31,902	3,748
* Mylan NV	107,327	3,367
* Bioverativ Inc.	55,895	3,190
Patterson Cos. Inc.	73,371	2,836
* Edwards Lifesciences Corp.	25,472	2,784
Perrigo Co. plc	28,200	2,387
* Juno Therapeutics Inc.	40,150	1,801
* Align Technology Inc.	8,939	1,665
* IDEXX Laboratories Inc.	8,522	1,325
* Bio-Rad Laboratories Inc. Class A	5,171	1,149
* HCA Healthcare Inc.	13,426	1,069
* ABIOMED Inc.	5,623	948
* BioMarin Pharmaceutical Inc.	9,402	875
* ACADIA Pharmaceuticals Inc.	22,979	866
* Alkermes plc	16,958	862
* Alere Inc.	16,377	835
* VWR Corp.	19,819	656
* Neurocrine Biosciences Inc.	10,401	637
* WellCare Health Plans Inc.	3,569	613
* DaVita Inc.	9,661	574
* Hologic Inc.	15,581	572
* Mallinckrodt plc	14,154	529
* United Therapeutics Corp.	3,617	424
* Varex Imaging Corp.	11,984	406
* Agios Pharmaceuticals Inc.	6,000	401
* Acadia Healthcare Co. Inc.	7,900	377
* athenahealth Inc.	2,959	368
* Veeva Systems Inc. Class A	6,212	350
* Endo International plc	35,923	308
* Envision Healthcare Corp.	6,642	299
* TESARO Inc.	2,206	285
* Brookdale Senior Living Inc.	21,248	225
* LifePoint Health Inc.	3,612	209
* Akorn Inc.	5,600	186
* Premier Inc. Class A	5,600	182

* MEDNAX Inc.	4,121	178
* Seattle Genetics Inc.	3,003	163
* Intrexon Corp.	3,373	64
		1,183,371
Materials & Processing (3.6%)
DowDuPont Inc.	692,215	47,922
Monsanto Co.	178,022	21,331
Ecolab Inc.	115,934	14,910
Praxair Inc.	103,342	14,441
Sherwin-Williams Co.	40,058	14,342
LyondellBasell Industries NV Class A	132,695	13,143
Albemarle Corp.	90,452	12,330
FMC Corp.	132,448	11,829
Newmont Mining Corp.	297,030	11,142
Celanese Corp. Class A	100,412	10,470
Vulcan Materials Co.	85,590	10,237
Martin Marietta Materials Inc.	46,652	9,621
Ball Corp.	200,108	8,264
Owens Corning	104,758	8,103
* Crown Holdings Inc.	124,016	7,406
Lennox International Inc.	40,714	7,287
Southern Copper Corp.	165,670	6,587
Sealed Air Corp.	143,185	6,117
Fastenal Co.	125,785	5,733
Air Products & Chemicals Inc.	32,969	4,986
Scotts Miracle-Gro Co.	50,983	4,963
* Freeport-McMoRan Inc.	328,590	4,613
Westlake Chemical Corp.	54,946	4,565
Valmont Industries Inc.	27,984	4,424
* Armstrong World Industries Inc.	85,415	4,378
WR Grace & Co.	55,735	4,021
Nucor Corp.	66,785	3,743
Reliance Steel & Aluminum Co.	46,208	3,520
Packaging Corp. of America	26,568	3,047
* Owens-Illinois Inc.	101,689	2,558
PPG Industries Inc.	23,100	2,510
Eagle Materials Inc.	21,140	2,256
International Paper Co.	35,971	2,044
* AdvanSix Inc.	50,136	1,993
WestRock Co.	22,602	1,282
Eastman Chemical Co.	14,072	1,273
* Alcoa Corp.	26,090	1,216
Mosaic Co.	51,222	1,106
* Berry Global Group Inc.	18,524	1,049
CF Industries Holdings Inc.	26,925	947
United States Steel Corp.	30,735	789
* Axalta Coating Systems Ltd.	26,294	760
Versum Materials Inc.	16,484	640
Tahoe Resources Inc.	120,760	636
Royal Gold Inc.	5,985	515
* Univar Inc.	9,683	280
Hexcel Corp.	3,533	203
		305,532
Producer Durables (10.7%)
General Electric Co.	2,576,847	62,308
Boeing Co.	225,405	57,300

Union Pacific Corp.	303,684	35,218
United Technologies Corp.	279,693	32,467
3M Co.	154,044	32,334
FedEx Corp.	113,273	25,552
Honeywell International Inc.	168,320	23,858
General Dynamics Corp.	114,543	23,548
Accenture plc Class A	164,778	22,257
CSX Corp.	389,166	21,116
Illinois Tool Works Inc.	140,947	20,855
Northrop Grumman Corp.	72,150	20,759
United Parcel Service Inc. Class B	148,626	17,848
Southwest Airlines Co.	313,976	17,576
Delta Air Lines Inc.	350,782	16,915
Norfolk Southern Corp.	127,762	16,895
Raytheon Co.	80,822	15,080
* Mettler-Toledo International Inc.	23,676	14,825
Lockheed Martin Corp.	47,222	14,652
Caterpillar Inc.	106,690	13,305
Roper Technologies Inc.	51,607	12,561
Parker-Hannifin Corp.	67,377	11,792
* United Continental Holdings Inc.	186,761	11,370
* Waters Corp.	62,274	11,179
Waste Management Inc.	140,109	10,966
Deere & Co.	82,823	10,402
PACCAR Inc.	142,675	10,321
Cintas Corp.	70,616	10,188
Huntington Ingalls Industries Inc.	44,901	10,167
L3 Technologies Inc.	53,889	10,154
* Verisk Analytics Inc. Class A	120,575	10,031
Emerson Electric Co.	159,064	9,996
TransDigm Group Inc.	38,542	9,853
* Copart Inc.	285,502	9,813
Rockwell Collins Inc.	73,559	9,615
AMETEK Inc.	143,005	9,444
Textron Inc.	170,296	9,176
IDEX Corp.	71,688	8,708
Old Dominion Freight Line Inc.	78,902	8,688
JB Hunt Transport Services Inc.	76,689	8,519
Expeditors International of Washington Inc.	138,833	8,311
Fortive Corp.	115,723	8,192
Toro Co.	131,898	8,186
BWX Technologies Inc.	143,634	8,046
Cummins Inc.	47,769	8,027
Landstar System Inc.	73,936	7,368
AGCO Corp.	98,700	7,281
Automatic Data Processing Inc.	65,461	7,156
Jacobs Engineering Group Inc.	121,987	7,108
* Welbilt Inc.	299,477	6,903
Oshkosh Corp.	80,575	6,651
* Middleby Corp.	51,769	6,635
ManpowerGroup Inc.	54,486	6,420
FLIR Systems Inc.	164,529	6,402
* HD Supply Holdings Inc.	176,837	6,378
Wabtec Corp.	80,447	6,094
Carlisle Cos. Inc.	59,977	6,015
Xylem Inc.	86,943	5,445
Terex Corp.	113,735	5,120

Robert Half International Inc.	96,924	4,879
WW Grainger Inc.	26,954	4,845
Eaton Corp. plc	62,683	4,813
Xerox Corp.	144,122	4,798
Donaldson Co. Inc.	102,983	4,731
Genpact Ltd.	158,143	4,547
* Keysight Technologies Inc.	107,279	4,469
Orbital ATK Inc.	33,013	4,396
Stanley Black & Decker Inc.	26,735	4,036
* Stericycle Inc.	52,272	3,744
Flowserve Corp.	87,374	3,721
Graco Inc.	27,607	3,415
* Zebra Technologies Corp.	30,202	3,279
MSC Industrial Direct Co. Inc. Class A	41,610	3,144
CH Robinson Worldwide Inc.	39,317	2,992
ITT Inc.	64,187	2,842
Allison Transmission Holdings Inc.	68,172	2,558
Arconic Inc.	78,271	1,947
* Conduent Inc.	115,297	1,807
Republic Services Inc. Class A	19,556	1,292
* Sensata Technologies Holding NV	23,261	1,118
* Quanta Services Inc.	29,783	1,113
* AECOM	29,468	1,085
* Spirit Airlines Inc.	28,300	945
* Colfax Corp.	22,254	927
* Trimble Inc.	21,700	852
* CoStar Group Inc.	2,519	676
* United Rentals Inc.	4,128	573
* Kirby Corp.	7,939	524
* WESCO International Inc.	8,654	504
Ryder System Inc.	5,166	437
Pentair plc	6,124	416
Spirit AeroSystems Holdings Inc. Class A	4,357	339
American Airlines Group Inc.	4,847	230
* JetBlue Airways Corp.	11,831	219
* Clean Harbors Inc.	3,800	215
* Teledyne Technologies Inc.	1,350	215
* XPO Logistics Inc.	2,900	197
Fluor Corp.	3,441	145
* Genesee & Wyoming Inc. Class A	1,600	118
* Gardner Denver Holdings Inc.	1,300	36
		922,488
Technology (19.3%)
Apple Inc.	1,942,330	299,352
Microsoft Corp.	2,636,088	196,362
* Facebook Inc. Class A	794,566	135,767
* Alphabet Inc. Class A	105,704	102,926
* Alphabet Inc. Class C	106,099	101,761
Intel Corp.	1,506,984	57,386
Oracle Corp.	1,072,296	51,846
Cisco Systems Inc.	1,517,157	51,022
International Business Machines Corp.	300,425	43,586
NVIDIA Corp.	235,253	42,056
Broadcom Ltd.	145,562	35,305
Texas Instruments Inc.	389,186	34,887
* Adobe Systems Inc.	203,973	30,429
Applied Materials Inc.	532,975	27,763

* salesforce.com Inc.	275,923	25,777
QUALCOMM Inc.	401,182	20,797
Activision Blizzard Inc.	292,430	18,865
Cognizant Technology Solutions Corp. Class A	249,738	18,116
Intuit Inc.	126,429	17,971
Lam Research Corp.	96,753	17,903
* Autodesk Inc.	129,138	14,497
Corning Inc.	477,384	14,283
Amphenol Corp. Class A	165,003	13,966
* Micron Technology Inc.	334,612	13,160
DXC Technology Co.	148,213	12,729
Hewlett Packard Enterprise Co.	808,655	11,895
* Cadence Design Systems Inc.	293,674	11,591
Analog Devices Inc.	125,312	10,798
* Synopsys Inc.	132,555	10,675
Symantec Corp.	315,666	10,357
KLA-Tencor Corp.	90,426	9,585
Teradyne Inc.	235,865	8,795
HP Inc.	434,070	8,664
Western Digital Corp.	98,249	8,489
* Arrow Electronics Inc.	101,793	8,185
Juniper Networks Inc.	288,825	8,038
* Citrix Systems Inc.	103,448	7,947
CDK Global Inc.	123,048	7,763
* NXP Semiconductors NV	65,193	7,373
* Teradata Corp.	209,161	7,068
* Electronic Arts Inc.	58,713	6,932
Dolby Laboratories Inc. Class A	115,638	6,651
Brocade Communications Systems Inc.	531,669	6,353
NetApp Inc.	137,603	6,021
Xilinx Inc.	81,750	5,790
CSRA Inc.	171,247	5,526
* Gartner Inc.	40,526	5,042
* ServiceNow Inc.	42,424	4,986
DST Systems Inc.	85,404	4,687
Avnet Inc.	108,316	4,257
Microchip Technology Inc.	43,580	3,913
Skyworks Solutions Inc.	38,209	3,893
* NCR Corp.	99,365	3,728
CA Inc.	109,686	3,661
SS&C Technologies Holdings Inc.	85,064	3,415
* Twitter Inc.	199,795	3,371
* IAC/InterActiveCorp	27,461	3,229
* Workday Inc. Class A	30,250	3,188
* VeriSign Inc.	29,331	3,121
Motorola Solutions Inc.	36,182	3,071
* Dell Technologies Inc. Class V	34,603	2,672
* CommScope Holding Co. Inc.	72,492	2,407
* Palo Alto Networks Inc.	15,049	2,169
Harris Corp.	13,240	1,743
* Qorvo Inc.	18,200	1,286
* Red Hat Inc.	10,084	1,118
* ANSYS Inc.	8,778	1,077
* PTC Inc.	18,751	1,055
* ON Semiconductor Corp.	54,009	998
* Fortinet Inc.	27,357	980
* VMware Inc. Class A	8,611	940

Leidos Holdings Inc.	15,371	910
* FireEye Inc.	53,092	890
* Black Knight Financial Services Inc. Class A	19,873	856
* Arista Networks Inc.	4,490	851
* IPG Photonics Corp.	4,591	850
* GoDaddy Inc. Class A	19,494	848
* Nutanix Inc.	36,620	820
* Zynga Inc. Class A	215,224	814
* Groupon Inc. Class A	151,535	788
* Match Group Inc.	33,870	785
* Tableau Software Inc. Class A	10,322	773
Amdocs Ltd.	11,987	771
* Splunk Inc.	11,159	741
* Guidewire Software Inc.	9,348	728
* Akamai Technologies Inc.	12,110	590
* CommerceHub Inc.	23,928	511
* ARRIS International plc	15,933	454
* Atlassian Corp. plc Class A	10,270	361
* CommerceHub Inc. Class A	14,126	319
* IHS Markit Ltd.	7,056	311
* Cavium Inc.	4,123	272
* Nuance Communications Inc.	13,063	205
* Inovalon Holdings Inc. Class A	11,500	196
* Tyler Technologies Inc.	1,100	192
* Microsemi Corp.	3,557	183
* F5 Networks Inc.	1,424	172
* Advanced Micro Devices Inc.	11,300	144
* Manhattan Associates Inc.	3,000	125
		1,658,475
Utilities (5.1%)
AT&T Inc.	2,160,180	84,614
Verizon Communications Inc.	1,286,908	63,689
NextEra Energy Inc.	177,540	26,019
Duke Energy Corp.	298,044	25,012
PG&E Corp.	215,510	14,674
Sempra Energy	116,390	13,284
Exelon Corp.	351,421	13,238
Dominion Energy Inc.	168,778	12,984
Edison International	162,181	12,516
WEC Energy Group Inc.	187,296	11,758
* T-Mobile US Inc.	189,191	11,666
Consolidated Edison Inc.	141,599	11,424
Eversource Energy	172,448	10,423
Southern Co.	194,364	9,551
American Water Works Co. Inc.	117,032	9,469
* Level 3 Communications Inc.	172,559	9,196
CMS Energy Corp.	190,417	8,820
UGI Corp.	154,238	7,228
NiSource Inc.	276,272	7,070
Atmos Energy Corp.	83,514	7,002
CenterPoint Energy Inc.	213,368	6,232
Aqua America Inc.	183,416	6,088
DTE Energy Co.	56,142	6,027
PPL Corp.	154,847	5,876
* Sprint Corp.	748,840	5,826
Public Service Enterprise Group Inc.	112,498	5,203
Telephone & Data Systems Inc.	167,926	4,683

	American Electric Power Co. Inc.			60,633	4,259
	SCANA Corp.			80,345	3,896
	AES Corp.			342,688	3,776
*	Calpine Corp.			231,244	3,411
*	Zayo Group Holdings Inc.			83,622	2,878
	Alliant Energy Corp.			66,238	2,754
*	United States Cellular Corp.			66,355	2,349
	FirstEnergy Corp.			71,292	2,198
	NRG Energy Inc.			81,065	2,074
	Entergy Corp.			15,547	1,187
*	Vistra Energy Corp.			38,900	727
					439,081
Total Common Stocks (Cost $3,724,776)					8,572,358
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund	1.223%		263	26

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Cash Management Bill	1.028%-1.048%	1/2/18	3,000	2,992
	United States Treasury Bill	0.978%	10/5/17	200	200
	United States Treasury Bill	1.044%	11/24/17	250	250
	United States Treasury Bill	1.107%	12/28/17	1,000	997
					4,439
Total Temporary Cash Investments (Cost $4,465)					4,465
Total Investments (100.0%) (Cost $3,729,241)					8,576,823
Other Assets and Liabilities-Net (0.0%)					1,938
Net Assets (100%)					8,578,761

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	40	5,032	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as

Tax-Managed Capital Appreciation Fund

realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,572,358	—	—
Temporary Cash Investments	26	4,439	—
Futures Contracts—Assets[1]	17	—	—
Total	8,572,401	4,439	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Tax-Managed Capital Appreciation Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $3,729,241,000. Net unrealized appreciation of investment securities for tax purposes was $4,847,582,000, consisting of unrealized gains of $4,848,109,000 on securities that had risen in value since their purchase and $527,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (48.6%)
Consumer Discretionary (6.7%)
* Amazon.com Inc.	29,928	28,771
Home Depot Inc.	87,099	14,246
Comcast Corp. Class A	334,289	12,863
Walt Disney Co.	112,466	11,086
McDonald's Corp.	59,574	9,334
Wal-Mart Stores Inc.	105,249	8,224
* Priceline Group Inc.	3,715	6,801
* Netflix Inc.	30,024	5,445
Time Warner Inc.	52,461	5,375
Starbucks Corp.	95,223	5,114
* Charter Communications Inc. Class A	13,941	5,066
Costco Wholesale Corp.	30,493	5,010
NIKE Inc. Class B	93,628	4,855
Lowe's Cos. Inc.	58,497	4,676
* Tesla Inc.	11,605	3,958
* eBay Inc.	98,549	3,790
General Motors Co.	91,500	3,695
Marriott International Inc. Class A	29,328	3,234
TJX Cos. Inc.	42,186	3,110
Ford Motor Co.	250,000	2,992
* Dollar Tree Inc.	34,198	2,969
CBS Corp. Class B	42,313	2,454
* Mohawk Industries Inc.	9,350	2,314
Ross Stores Inc.	33,108	2,138
* LKQ Corp.	59,373	2,137
Twenty-First Century Fox Inc. Class A	76,951	2,030
Newell Brands Inc.	46,696	1,993
Estee Lauder Cos. Inc. Class A	17,818	1,921
* NVR Inc.	663	1,893
* O'Reilly Automotive Inc.	8,732	1,881
* Visteon Corp.	14,998	1,856
Royal Caribbean Cruises Ltd.	15,347	1,819
* AutoZone Inc.	3,007	1,789
Dollar General Corp.	22,000	1,783
MGM Resorts International	54,205	1,767
Lear Corp.	10,000	1,731
Domino's Pizza Inc.	8,620	1,711
Yum! Brands Inc.	23,005	1,693
VF Corp.	26,400	1,678
Sirius XM Holdings Inc.	296,568	1,637
Expedia Inc.	11,176	1,609
* Live Nation Entertainment Inc.	35,474	1,545
Carnival Corp.	23,650	1,527
Thor Industries Inc.	12,100	1,523
* WABCO Holdings Inc.	9,862	1,460
DR Horton Inc.	35,942	1,435
Target Corp.	23,667	1,397
Yum China Holdings Inc.	34,065	1,362
* DISH Network Corp. Class A	24,918	1,351

Fortune Brands Home & Security Inc.	19,125	1,286
Las Vegas Sands Corp.	19,600	1,258
Wyndham Worldwide Corp.	11,500	1,212
Lennar Corp. Class A	22,903	1,209
* Ulta Beauty Inc.	5,266	1,190
* ServiceMaster Global Holdings Inc.	23,647	1,105
* Madison Square Garden Co. Class A	5,072	1,086
Delphi Automotive plc	10,893	1,072
Hilton Worldwide Holdings Inc.	15,350	1,066
PVH Corp.	8,403	1,059
News Corp. Class A	74,867	993
Coach Inc.	24,420	984
Service Corp. International	28,000	966
Gentex Corp.	48,470	960
* CarMax Inc.	12,071	915
* Liberty Media Corp-Liberty SiriusXM Class C	21,758	911
Hanesbrands Inc.	36,400	897
Best Buy Co. Inc.	15,300	871
Wendy's Co.	54,370	844
* Liberty Media Corp-Liberty SiriusXM Class A	19,983	837
* Lions Gate Entertainment Corp. Class B	25,898	823
Scripps Networks Interactive Inc. Class A	9,268	796
Tractor Supply Co.	12,514	792
* Discovery Communications Inc.	38,607	782
Dunkin' Brands Group Inc.	14,492	769
Wynn Resorts Ltd.	4,991	743
* Lululemon Athletica Inc.	11,665	726
Twenty-First Century Fox Inc.	27,500	709
* Chipotle Mexican Grill Inc. Class A	2,297	707
* Liberty Broadband Corp.	7,096	676
* Liberty Expedia Holdings Inc. Class A	12,550	667
Omnicom Group Inc.	8,979	665
Advance Auto Parts Inc.	6,304	625
Vail Resorts Inc.	2,700	616
* Hilton Grand Vacations Inc.	15,789	610
Harley-Davidson Inc.	12,290	592
Polaris Industries Inc.	5,200	544
* Hertz Global Holdings Inc.	23,464	525
Gap Inc.	17,685	522
Kohl's Corp.	11,385	520
* Liberty Broadband Corp. Class A	5,386	507
John Wiley & Sons Inc. Class A	9,018	482
Adient plc	5,647	474
* Liberty Media Corp-Liberty Formula One	12,300	468
Viacom Inc. Class A	12,501	459
BorgWarner Inc.	8,952	459
* Liberty Ventures Class A	7,906	455
Hasbro Inc.	4,500	439
Coty Inc. Class A	25,652	424
AMERCO	1,097	411
Macy's Inc.	18,494	404
* AutoNation Inc.	8,427	400
* Under Armour Inc. Class A	23,425	386
* Liberty Interactive Corp. QVC Group Class A	16,077	379
Nielsen Holdings plc	8,628	358
Whirlpool Corp.	1,908	352
* TripAdvisor Inc.	8,516	345

Genuine Parts Co.	3,603	345
Viacom Inc. Class B	11,824	329
Tiffany & Co.	3,500	321
Lions Gate Entertainment Corp. Class A	9,427	315
Darden Restaurants Inc.	3,980	314
* Norwegian Cruise Line Holdings Ltd.	5,453	295
Signet Jewelers Ltd.	4,400	293
Ralph Lauren Corp. Class A	3,073	271
* Murphy USA Inc.	3,858	266
Aramark	6,498	264
* Fitbit Inc. Class A	37,908	264
Nordstrom Inc.	5,400	255
* Bright Horizons Family Solutions Inc.	2,793	241
* Michael Kors Holdings Ltd.	4,972	238
Bed Bath & Beyond Inc.	10,100	237
* Skechers U.S.A. Inc. Class A	9,179	230
Dillard's Inc. Class A	3,953	222
* Burlington Stores Inc.	2,300	220
Interpublic Group of Cos. Inc.	10,283	214
* Under Armour Inc.	13,969	210
* Hyatt Hotels Corp. Class A	3,344	207
Williams-Sonoma Inc.	4,000	199
Goodyear Tire & Rubber Co.	5,972	199
* Vista Outdoor Inc.	7,611	175
PulteGroup Inc.	6,000	164
Brinker International Inc.	5,137	164
* Floor & Decor Holdings Inc. Class A	4,175	163
* Urban Outfitters Inc.	6,511	156
* Avis Budget Group Inc.	3,466	132
* AMC Networks Inc. Class A	2,253	132
* Liberty Media Corp-Liberty Formula One Class A	3,564	130
* Sally Beauty Holdings Inc.	6,500	127
* Michaels Cos. Inc.	5,723	123
* Pandora Media Inc.	14,946	115
Leggett & Platt Inc.	2,300	110
KAR Auction Services Inc.	2,200	105
Penske Automotive Group Inc.	2,200	105
Toll Brothers Inc.	2,401	100
* Tempur Sealy International Inc.	1,303	84
* Discovery Communications Inc. Class A	3,841	82
Garmin Ltd.	1,500	81
L Brands Inc.	1,917	80
* Wayfair Inc.	1,068	72
Mattel Inc.	3,282	51
H&R Block Inc.	1,700	45
Carter's Inc.	400	39
Lennar Corp. Class B	680	31
		249,895
Consumer Staples (3.4%)
Procter & Gamble Co.	194,419	17,688
Philip Morris International Inc.	116,249	12,905
Coca-Cola Co.	280,264	12,615
PepsiCo Inc.	93,564	10,426
Altria Group Inc.	141,180	8,954
CVS Health Corp.	75,992	6,180
Colgate-Palmolive Co.	64,670	4,711
Walgreens Boots Alliance Inc.	58,478	4,516

Mondelez International Inc. Class A	109,437	4,450
* Monster Beverage Corp.	69,754	3,854
Kraft Heinz Co.	39,259	3,045
Kimberly-Clark Corp.	22,421	2,638
Constellation Brands Inc. Class A	12,887	2,570
Tyson Foods Inc. Class A	27,747	1,955
General Mills Inc.	31,966	1,655
Sysco Corp.	28,697	1,548
Archer-Daniels-Midland Co.	35,973	1,529
* Herbalife Ltd.	21,965	1,490
Dr Pepper Snapple Group Inc.	16,632	1,471
Hershey Co.	13,200	1,441
McCormick & Co. Inc.	13,147	1,349
Clorox Co.	10,000	1,319
Brown-Forman Corp. Class B	23,276	1,264
Church & Dwight Co. Inc.	25,710	1,246
Kroger Co.	58,600	1,175
Ingredion Inc.	9,686	1,168
Molson Coors Brewing Co. Class B	14,200	1,159
* Blue Buffalo Pet Products Inc.	38,673	1,096
* Edgewell Personal Care Co.	14,463	1,052
* US Foods Holding Corp.	38,616	1,031
JM Smucker Co.	9,651	1,013
Hormel Foods Corp.	30,684	986
* Post Holdings Inc.	10,061	888
Kellogg Co.	11,475	716
Conagra Brands Inc.	18,122	611
Bunge Ltd.	7,914	550
* Hain Celestial Group Inc.	12,125	499
* Pilgrim's Pride Corp.	13,362	380
Energizer Holdings Inc.	6,965	321
* TreeHouse Foods Inc.	4,074	276
Campbell Soup Co.	5,817	272
* Sprouts Farmers Market Inc.	14,002	263
Lamb Weston Holdings Inc.	5,600	263
Pinnacle Foods Inc.	2,000	114
Flowers Foods Inc.	4,800	90
Casey's General Stores Inc.	200	22
		124,764
Energy (2.8%)
Exxon Mobil Corp.	303,315	24,866
Chevron Corp.	135,132	15,878
Schlumberger Ltd.	100,467	7,009
EOG Resources Inc.	44,956	4,349
ConocoPhillips	84,912	4,250
Phillips 66	33,106	3,033
Halliburton Co.	59,825	2,754
Pioneer Natural Resources Co.	17,839	2,632
* Concho Resources Inc.	19,471	2,565
Kinder Morgan Inc.	126,000	2,417
Valero Energy Corp.	31,400	2,416
Marathon Petroleum Corp.	34,482	1,934
Occidental Petroleum Corp.	26,366	1,693
Anadarko Petroleum Corp.	31,992	1,563
Williams Cos. Inc.	48,200	1,446
* Transocean Ltd.	122,564	1,319
* Continental Resources Inc.	30,125	1,163

Andeavor	11,100	1,145
Cimarex Energy Co.	9,876	1,123
Devon Energy Corp.	26,954	989
* Cheniere Energy Inc.	21,179	954
* Newfield Exploration Co.	31,090	922
* Diamondback Energy Inc.	9,353	916
EQT Corp.	13,897	907
Cabot Oil & Gas Corp.	31,004	829
Noble Energy Inc.	28,498	808
Hess Corp.	16,730	784
Marathon Oil Corp.	57,682	782
National Oilwell Varco Inc.	21,529	769
* Energen Corp.	13,916	761
ONEOK Inc.	13,184	731
Apache Corp.	15,638	716
RPC Inc.	28,107	697
Patterson-UTI Energy Inc.	28,702	601
World Fuel Services Corp.	17,200	583
* Antero Resources Corp.	23,610	470
Targa Resources Corp.	9,700	459
* Southwestern Energy Co.	73,739	451
HollyFrontier Corp.	12,392	446
* Parsley Energy Inc. Class A	16,086	424
Helmerich & Payne Inc.	7,915	412
Baker Hughes a GE Co.	10,950	401
Valvoline Inc.	17,015	399
* Rice Energy Inc.	12,377	358
* Chesapeake Energy Corp.	78,915	339
* Extraction Oil & Gas Inc.	20,697	319
* CONSOL Energy Inc.	17,885	303
* Gulfport Energy Corp.	18,898	271
* WPX Energy Inc.	20,642	237
* Centennial Resource Development Inc. Class A	12,179	219
* RSP Permian Inc.	6,308	218
PBF Energy Inc. Class A	7,200	199
Murphy Oil Corp.	7,300	194
* Laredo Petroleum Inc.	12,991	168
Nabors Industries Ltd.	16,420	133
* QEP Resources Inc.	15,100	129
* Weatherford International plc	27,477	126
Range Resources Corp.	6,046	118
* First Solar Inc.	2,122	97
* Kosmos Energy Ltd.	9,946	79
* Diamond Offshore Drilling Inc.	5,249	76
* Rowan Cos. plc Class A	4,859	62
SM Energy Co.	2,600	46
		103,457
Financial Services (10.2%)
* Berkshire Hathaway Inc. Class B	163,211	29,920
JPMorgan Chase & Co.	251,016	23,975
Bank of America Corp.	705,036	17,866
Wells Fargo & Co.	315,591	17,405
Citigroup Inc.	200,498	14,584
Visa Inc. Class A	132,919	13,988
Mastercard Inc. Class A	67,000	9,460
Goldman Sachs Group Inc.	32,335	7,670
* PayPal Holdings Inc.	97,802	6,262

American Express Co.	60,159	5,442
US Bancorp	94,572	5,068
American International Group Inc.	81,900	5,028
American Tower Corp.	33,519	4,581
Morgan Stanley	88,819	4,278
Chubb Ltd.	28,102	4,006
Charles Schwab Corp.	89,405	3,911
Bank of New York Mellon Corp.	73,032	3,872
Simon Property Group Inc.	23,328	3,756
PNC Financial Services Group Inc.	27,040	3,644
BlackRock Inc.	7,931	3,546
Aon plc	23,340	3,410
MetLife Inc.	59,540	3,093
CME Group Inc.	22,095	2,998
* Fiserv Inc.	22,796	2,940
Crown Castle International Corp.	29,283	2,928
Prudential Financial Inc.	25,932	2,757
Capital One Financial Corp.	31,892	2,700
Allstate Corp.	28,400	2,610
* SBA Communications Corp. Class A	18,003	2,593
* Equity Commonwealth	84,507	2,569
* E*TRADE Financial Corp.	56,951	2,484
Intercontinental Exchange Inc.	34,787	2,390
SunTrust Banks Inc.	38,929	2,327
Equinix Inc.	5,196	2,319
Marsh & McLennan Cos. Inc.	27,197	2,279
Equity Residential	34,450	2,271
State Street Corp.	23,498	2,245
Public Storage	10,472	2,241
Synchrony Financial	71,463	2,219
Progressive Corp.	44,997	2,179
BB&T Corp.	45,619	2,141
S&P Global Inc.	13,531	2,115
Prologis Inc.	32,400	2,056
Fidelity National Information Services Inc.	21,481	2,006
* Markel Corp.	1,871	1,998
Moody's Corp.	14,200	1,977
* Arch Capital Group Ltd.	19,586	1,929
Travelers Cos. Inc.	15,746	1,929
Hartford Financial Services Group Inc.	34,200	1,896
* SVB Financial Group	10,070	1,884
First Republic Bank	17,776	1,857
AvalonBay Communities Inc.	10,200	1,820
Digital Realty Trust Inc.	15,110	1,788
Zions Bancorporation	35,733	1,686
Welltower Inc.	23,800	1,673
Global Payments Inc.	17,428	1,656
Comerica Inc.	21,600	1,647
Weyerhaeuser Co.	48,386	1,647
Loews Corp.	33,975	1,626
* CBRE Group Inc. Class A	42,351	1,604
MSCI Inc. Class A	13,634	1,594
KeyCorp	84,218	1,585
Boston Properties Inc.	12,781	1,571
Aflac Inc.	19,287	1,570
* Howard Hughes Corp.	13,292	1,568
Discover Financial Services	24,229	1,562

Essex Property Trust Inc.	5,973	1,517
* Alleghany Corp.	2,716	1,505
Torchmark Corp.	18,022	1,443
* Square Inc.	48,453	1,396
Regions Financial Corp.	90,215	1,374
Equifax Inc.	12,488	1,324
Total System Services Inc.	19,900	1,303
Unum Group	25,027	1,280
East West Bancorp Inc.	21,269	1,272
CBOE Holdings Inc.	11,800	1,270
Ventas Inc.	19,400	1,264
Huntington Bancshares Inc.	89,700	1,252
* First Data Corp. Class A	68,624	1,238
Realty Income Corp.	21,500	1,230
Lincoln National Corp.	16,530	1,215
Reinsurance Group of America Inc. Class A	8,670	1,210
* Signature Bank	9,430	1,207
* Western Alliance Bancorp	22,725	1,206
Annaly Capital Management Inc.	98,585	1,202
SEI Investments Co.	19,647	1,200
Vornado Realty Trust	15,600	1,199
* Credit Acceptance Corp.	4,244	1,189
Nasdaq Inc.	15,273	1,185
Equity LifeStyle Properties Inc.	13,673	1,163
WR Berkley Corp.	16,593	1,107
Fifth Third Bancorp	39,575	1,107
American Homes 4 Rent Class A	50,035	1,086
Synovus Financial Corp.	23,542	1,084
GGP Inc.	51,800	1,076
TD Ameritrade Holding Corp.	21,961	1,072
RenaissanceRe Holdings Ltd.	7,918	1,070
FactSet Research Systems Inc.	5,919	1,066
Extra Space Storage Inc.	13,300	1,063
Forest City Realty Trust Inc. Class A	40,632	1,037
Brown & Brown Inc.	21,461	1,034
Assured Guaranty Ltd.	27,394	1,034
SL Green Realty Corp.	10,059	1,019
Everest Re Group Ltd.	4,400	1,005
Assurant Inc.	10,500	1,003
Commerce Bancshares Inc.	17,337	1,002
* JBG SMITH Properties	29,063	994
Mid-America Apartment Communities Inc.	9,294	993
Douglas Emmett Inc.	25,134	991
Camden Property Trust	10,700	979
* Zillow Group Inc.	24,215	974
Lamar Advertising Co. Class A	14,200	973
Raymond James Financial Inc.	11,434	964
Federal Realty Investment Trust	7,319	909
First Horizon National Corp.	47,340	907
Franklin Resources Inc.	19,575	871
Associated Banc-Corp	35,827	869
White Mountains Insurance Group Ltd.	1,013	868
Kilroy Realty Corp.	12,189	867
Host Hotels & Resorts Inc.	46,699	864
Alliance Data Systems Corp.	3,804	843
Apartment Investment & Management Co.	18,776	824
Empire State Realty Trust Inc.	39,457	810

* TransUnion	16,844	796
M&T Bank Corp.	4,799	773
Popular Inc.	20,800	748
* Brighthouse Financial Inc.	12,112	736
Regency Centers Corp.	11,800	732
Affiliated Managers Group Inc.	3,684	699
Hanover Insurance Group Inc.	7,214	699
Morningstar Inc.	8,088	687
TCF Financial Corp.	39,500	673
* FleetCor Technologies Inc.	4,347	673
AGNC Investment Corp.	29,900	648
Dun & Bradstreet Corp.	5,400	629
Jones Lang LaSalle Inc.	5,012	619
Northern Trust Corp.	6,672	613
Ally Financial Inc.	24,954	605
Principal Financial Group Inc.	9,190	591
Invesco Ltd.	16,811	589
Bank of the Ozarks	12,100	581
Citizens Financial Group Inc.	15,243	577
Legg Mason Inc.	14,354	564
* Vantiv Inc. Class A	7,879	555
TFS Financial Corp.	34,400	555
First Hawaiian Inc.	16,576	502
Colony NorthStar Inc. Class A	37,784	475
FNF Group	9,532	452
T. Rowe Price Group Inc.	4,874	442
CNA Financial Corp.	8,693	437
* Athene Holding Ltd. Class A	8,055	434
People's United Financial Inc.	23,399	424
* Santander Consumer USA Holdings Inc.	26,145	402
BOK Financial Corp.	4,040	360
Brixmor Property Group Inc.	19,000	357
Iron Mountain Inc.	9,100	354
UDR Inc.	8,895	338
* OneMain Holdings Inc. Class A	11,568	326
Cincinnati Financial Corp.	4,101	314
Ameriprise Financial Inc.	2,093	311
XL Group Ltd.	7,793	307
* CoreLogic Inc.	6,349	293
ProAssurance Corp.	5,000	273
Arthur J Gallagher & Co.	4,370	269
Western Union Co.	13,776	265
Retail Properties of America Inc.	19,700	259
CIT Group Inc.	5,244	257
New York Community Bancorp Inc.	19,700	254
Broadridge Financial Solutions Inc.	3,131	253
Duke Realty Corp.	8,713	251
* WEX Inc.	2,187	245
Alexandria Real Estate Equities Inc.	2,030	242
CoreCivic Inc.	8,500	228
Lazard Ltd. Class A	5,025	227
Leucadia National Corp.	8,733	221
Park Hotels & Resorts Inc.	7,865	217
Thomson Reuters Corp.	4,562	209
VEREIT Inc.	23,900	198
DDR Corp.	21,407	196
* Donnelley Financial Solutions Inc.	9,058	195

Jack Henry & Associates Inc.	1,832	188
* Euronet Worldwide Inc.	1,811	172
Voya Financial Inc.	4,100	164
Two Harbors Investment Corp.	14,000	141
MarketAxess Holdings Inc.	700	129
American Campus Communities Inc.	2,900	128
WP Carey Inc.	1,800	121
Outfront Media Inc.	4,615	116
American Financial Group Inc.	1,120	116
Invitation Homes Inc.	4,396	100
Hospitality Properties Trust	3,122	89
Liberty Property Trust	2,100	86
HCP Inc.	2,962	82
Interactive Brokers Group Inc.	1,820	82
* SLM Corp.	6,800	78
Starwood Property Trust Inc.	3,500	76
Paramount Group Inc.	4,666	75
Macerich Co.	1,327	73
PacWest Bancorp	1,200	61
CyrusOne Inc.	1,000	59
Axis Capital Holdings Ltd.	1,000	57
Sun Communities Inc.	600	51
National Retail Properties Inc.	800	33
Willis Towers Watson plc	200	31
Healthcare Trust of America Inc. Class A	1,000	30
Gaming and Leisure Properties Inc.	800	30
Kimco Realty Corp.	1,500	29
Omega Healthcare Investors Inc.	840	27
Highwoods Properties Inc.	500	26
Navient Corp.	1,600	24
CubeSmart	900	23
Senior Housing Properties Trust	1,100	22
EPR Properties	300	21
Cullen/Frost Bankers Inc.	200	19
* Zillow Group Inc. Class A	385	15
		376,911
Health Care (6.5%)
Johnson & Johnson	193,944	25,215
Pfizer Inc.	428,387	15,293
Merck & Co. Inc.	193,421	12,385
UnitedHealth Group Inc.	63,062	12,351
Amgen Inc.	54,555	10,172
AbbVie Inc.	112,054	9,957
* Celgene Corp.	58,792	8,573
Medtronic plc	102,810	7,996
Bristol-Myers Squibb Co.	119,260	7,602
Gilead Sciences Inc.	93,774	7,598
Abbott Laboratories	116,788	6,232
Eli Lilly & Co.	65,200	5,577
* Biogen Inc.	16,819	5,266
Thermo Fisher Scientific Inc.	27,567	5,216
Allergan plc	23,590	4,835
* Boston Scientific Corp.	127,676	3,724
Cigna Corp.	19,741	3,690
Aetna Inc.	22,455	3,571
Danaher Corp.	39,151	3,358
* Express Scripts Holding Co.	52,431	3,320

Stryker Corp.	22,549	3,202
Anthem Inc.	16,596	3,151
* Intuitive Surgical Inc.	2,879	3,011
* Vertex Pharmaceuticals Inc.	17,896	2,721
* Cerner Corp.	36,550	2,607
Humana Inc.	10,600	2,582
* Regeneron Pharmaceuticals Inc.	5,706	2,551
Zoetis Inc.	39,180	2,498
* HCA Healthcare Inc.	29,459	2,345
* Alexion Pharmaceuticals Inc.	16,238	2,278
CR Bard Inc.	7,065	2,264
Baxter International Inc.	35,100	2,203
Becton Dickinson and Co.	11,076	2,170
* Illumina Inc.	10,070	2,006
* Quintiles IMS Holdings Inc.	21,035	2,000
McKesson Corp.	12,936	1,987
Agilent Technologies Inc.	29,707	1,907
* Laboratory Corp. of America Holdings	11,999	1,811
Cooper Cos. Inc.	7,263	1,722
Zimmer Biomet Holdings Inc.	13,970	1,636
* Edwards Lifesciences Corp.	14,531	1,588
* Mylan NV	43,759	1,373
* Incyte Corp.	11,641	1,359
* QIAGEN NV	41,747	1,315
AmerisourceBergen Corp. Class A	14,706	1,217
* DaVita Inc.	20,471	1,216
* BioMarin Pharmaceutical Inc.	12,713	1,183
PerkinElmer Inc.	17,000	1,172
Dentsply Sirona Inc.	19,508	1,167
Universal Health Services Inc. Class B	10,447	1,159
* Varian Medical Systems Inc.	11,097	1,110
Cardinal Health Inc.	15,284	1,023
* IDEXX Laboratories Inc.	5,997	932
Hill-Rom Holdings Inc.	12,322	912
* Centene Corp.	9,187	889
Perrigo Co. plc	9,600	813
Bio-Techne Corp.	6,600	798
Quest Diagnostics Inc.	8,019	751
* Henry Schein Inc.	9,050	742
* Premier Inc. Class A	22,243	724
* Bioverativ Inc.	12,594	719
* Hologic Inc.	19,575	718
* Charles River Laboratories International Inc.	6,613	714
* Alkermes plc	13,745	699
* Align Technology Inc.	3,475	647
* Ionis Pharmaceuticals Inc.	11,135	565
* Envision Healthcare Corp.	11,781	530
* athenahealth Inc.	4,001	498
Patterson Cos. Inc.	12,600	487
* ABIOMED Inc.	2,883	486
* Bio-Rad Laboratories Inc. Class A	2,080	462
* Alnylam Pharmaceuticals Inc.	3,884	456
* United Therapeutics Corp.	3,662	429
* Akorn Inc.	11,481	381
* Veeva Systems Inc. Class A	6,429	363
ResMed Inc.	4,700	362
* Alere Inc.	6,807	347

* Seattle Genetics Inc.	6,253	340
* Neurocrine Biosciences Inc.	4,603	282
* DexCom Inc.	5,671	277
Teleflex Inc.	1,138	275
* WellCare Health Plans Inc.	1,575	271
* VWR Corp.	7,424	246
* Allscripts Healthcare Solutions Inc.	14,086	200
* Agios Pharmaceuticals Inc.	2,966	198
* ACADIA Pharmaceuticals Inc.	4,858	183
* Juno Therapeutics Inc.	3,714	167
* OPKO Health Inc.	22,268	153
* Varex Imaging Corp.	4,097	139
* Mallinckrodt plc	3,545	132
* Exelixis Inc.	5,320	129
* Intrexon Corp.	6,623	126
West Pharmaceutical Services Inc.	1,241	119
* Acadia Healthcare Co. Inc.	2,383	114
* LifePoint Health Inc.	1,850	107
* TESARO Inc.	760	98
* Tenet Healthcare Corp.	3,620	59
* Brookdale Senior Living Inc.	5,053	54
Bruker Corp.	1,500	45
* Intercept Pharmaceuticals Inc.	648	38
STERIS plc	400	35
* MEDNAX Inc.	499	22
		242,698
Materials & Processing (1.8%)
DowDuPont Inc.	148,673	10,293
Monsanto Co.	28,206	3,380
* Freeport-McMoRan Inc.	183,664	2,579
Sherwin-Williams Co.	6,460	2,313
Ecolab Inc.	17,900	2,302
Praxair Inc.	15,387	2,150
LyondellBasell Industries NV Class A	20,738	2,054
Newmont Mining Corp.	50,966	1,912
Ingersoll-Rand plc	20,400	1,819
Air Products & Chemicals Inc.	11,800	1,784
Vulcan Materials Co.	14,444	1,727
PPG Industries Inc.	15,400	1,673
* Crown Holdings Inc.	27,676	1,653
Celanese Corp. Class A	15,540	1,620
Albemarle Corp.	10,400	1,418
Martin Marietta Materials Inc.	6,586	1,358
* Owens-Illinois Inc.	51,900	1,306
International Paper Co.	22,643	1,287
Ball Corp.	30,836	1,274
Eagle Materials Inc.	11,900	1,270
Southern Copper Corp.	30,200	1,201
Lennox International Inc.	6,600	1,181
Owens Corning	13,800	1,067
* Berry Global Group Inc.	17,087	968
Hexcel Corp.	16,000	919
Sealed Air Corp.	20,800	889
Valmont Industries Inc.	5,211	824
FMC Corp.	8,798	786
NewMarket Corp.	1,720	732
WestRock Co.	12,660	718

Nucor Corp.	12,643	708
WR Grace & Co.	9,792	706
Westlake Chemical Corp.	7,800	648
* Armstrong World Industries Inc.	12,137	622
Silgan Holdings Inc.	19,884	585
* Axalta Coating Systems Ltd.	20,158	583
Reliance Steel & Aluminum Co.	7,600	579
CF Industries Holdings Inc.	16,059	565
* USG Corp.	16,106	526
Eastman Chemical Co.	5,619	508
* Alcoa Corp.	10,865	506
Scotts Miracle-Gro Co.	5,042	491
Fastenal Co.	10,423	475
Mosaic Co.	19,630	424
Ashland Global Holdings Inc.	6,198	405
* AdvanSix Inc.	9,636	383
Packaging Corp. of America	2,852	327
Masco Corp.	8,289	323
International Flavors & Fragrances Inc.	1,982	283
Versum Materials Inc.	6,923	269
Royal Gold Inc.	2,800	241
* Univar Inc.	8,150	236
United States Steel Corp.	8,000	205
Steel Dynamics Inc.	5,473	189
* Platform Specialty Products Corp.	15,743	176
Tahoe Resources Inc.	23,100	122
RPM International Inc.	2,300	118
Acuity Brands Inc.	500	86
Sonoco Products Co.	900	45
Chemours Co.	600	30
AptarGroup Inc.	300	26
Bemis Co. Inc.	500	23
		65,870
Producer Durables (5.3%)
General Electric Co.	623,421	15,074
Boeing Co.	41,320	10,504
3M Co.	38,787	8,141
Honeywell International Inc.	49,434	7,007
United Technologies Corp.	57,076	6,625
Union Pacific Corp.	56,950	6,604
Accenture plc Class A	40,331	5,447
Lockheed Martin Corp.	17,092	5,303
United Parcel Service Inc. Class B	41,681	5,005
FedEx Corp.	21,336	4,813
Caterpillar Inc.	35,256	4,397
CSX Corp.	58,118	3,153
Automatic Data Processing Inc.	28,734	3,141
Southwest Airlines Co.	53,617	3,001
Raytheon Co.	15,835	2,954
Delta Air Lines Inc.	59,300	2,859
General Dynamics Corp.	12,514	2,573
Northrop Grumman Corp.	8,546	2,459
Emerson Electric Co.	38,590	2,425
Deere & Co.	19,280	2,421
Norfolk Southern Corp.	18,100	2,394
* United Continental Holdings Inc.	36,985	2,252
Johnson Controls International plc	55,292	2,228

Rockwell Collins Inc.	16,476	2,154
Eaton Corp. plc	27,745	2,131
Roper Technologies Inc.	8,710	2,120
* Verisk Analytics Inc. Class A	24,553	2,043
* Mettler-Toledo International Inc.	3,220	2,016
Illinois Tool Works Inc.	12,975	1,920
TransDigm Group Inc.	6,863	1,755
Cintas Corp.	11,770	1,698
Textron Inc.	31,211	1,682
Huntington Ingalls Industries Inc.	7,269	1,646
Cummins Inc.	9,721	1,633
Waste Management Inc.	20,551	1,609
Xylem Inc.	25,639	1,606
* Waters Corp.	8,927	1,603
Spirit AeroSystems Holdings Inc. Class A	19,828	1,541
AMETEK Inc.	22,900	1,512
* Quanta Services Inc.	40,219	1,503
Fortive Corp.	20,625	1,460
Oshkosh Corp.	17,147	1,415
BWX Technologies Inc.	25,219	1,413
* United Rentals Inc.	10,007	1,388
AO Smith Corp.	23,300	1,385
IDEX Corp.	11,229	1,364
* Welbilt Inc.	58,529	1,349
Orbital ATK Inc.	10,086	1,343
Nordson Corp.	11,050	1,309
JB Hunt Transport Services Inc.	11,510	1,279
Toro Co.	20,236	1,256
Landstar System Inc.	12,535	1,249
American Airlines Group Inc.	26,130	1,241
Expeditors International of Washington Inc.	20,666	1,237
* Copart Inc.	35,442	1,218
Allegion plc	13,833	1,196
PACCAR Inc.	16,528	1,196
* AECOM	31,351	1,154
CH Robinson Worldwide Inc.	15,011	1,142
Jacobs Engineering Group Inc.	19,495	1,136
AGCO Corp.	15,037	1,109
Republic Services Inc. Class A	16,510	1,091
Wabtec Corp.	13,965	1,058
Stanley Black & Decker Inc.	6,910	1,043
* HD Supply Holdings Inc.	26,477	955
FLIR Systems Inc.	24,300	946
Lincoln Electric Holdings Inc.	10,223	937
Air Lease Corp. Class A	21,300	908
Carlisle Cos. Inc.	9,000	903
ITT Inc.	19,369	857
Paychex Inc.	13,984	838
* Kirby Corp.	12,412	819
* Sensata Technologies Holding NV	15,977	768
* XPO Logistics Inc.	11,125	754
Robert Half International Inc.	14,500	730
* Stericycle Inc.	9,901	709
* Trimble Inc.	18,004	707
Arconic Inc.	28,166	701
Pentair plc	10,087	686
ManpowerGroup Inc.	5,650	666

L3 Technologies Inc.	3,289	620
* Clean Harbors Inc.	10,820	613
Parker-Hannifin Corp.	3,502	613
National Instruments Corp.	14,511	612
Donaldson Co. Inc.	13,286	610
Flowserve Corp.	14,313	610
Trinity Industries Inc.	19,100	609
* Middleby Corp.	4,606	590
Rockwell Automation Inc.	3,103	553
* Keysight Technologies Inc.	12,935	539
* Zebra Technologies Corp.	4,942	537
Copa Holdings SA Class A	4,039	503
WW Grainger Inc.	2,682	482
* Conduent Inc.	30,433	477
* WESCO International Inc.	8,150	475
* Colfax Corp.	10,507	437
* CoStar Group Inc.	1,503	403
MSC Industrial Direct Co. Inc. Class A	5,300	401
Kansas City Southern	3,500	380
Dover Corp.	3,663	335
Fluor Corp.	7,858	331
Xerox Corp.	9,663	322
Alaska Air Group Inc.	4,200	320
Genpact Ltd.	10,549	303
* JetBlue Airways Corp.	16,274	302
Old Dominion Freight Line Inc.	2,437	268
Snap-on Inc.	1,497	223
Regal Beloit Corp.	2,800	221
Avery Dennison Corp.	1,800	177
Macquarie Infrastructure Corp.	2,200	159
* Genesee & Wyoming Inc. Class A	2,048	152
* Gardner Denver Holdings Inc.	5,455	150
Terex Corp.	2,800	126
* Herc Holdings Inc.	2,550	125
Ryder System Inc.	1,400	118
Hubbell Inc. Class B	1,000	116
* Teledyne Technologies Inc.	601	96
Graco Inc.	404	50
		197,825
Technology (9.4%)
Apple Inc.	387,696	59,752
Microsoft Corp.	528,975	39,403
* Facebook Inc. Class A	178,382	30,480
* Alphabet Inc. Class A	23,355	22,741
* Alphabet Inc. Class C	21,952	21,054
Intel Corp.	334,300	12,730
Cisco Systems Inc.	348,681	11,726
Oracle Corp.	215,590	10,424
International Business Machines Corp.	61,403	8,908
NVIDIA Corp.	45,600	8,152
Broadcom Ltd.	24,899	6,039
Texas Instruments Inc.	66,640	5,974
* Adobe Systems Inc.	39,867	5,947
QUALCOMM Inc.	99,075	5,136
* salesforce.com Inc.	54,585	5,099
* NXP Semiconductors NV	41,899	4,738
Applied Materials Inc.	90,580	4,718

Activision Blizzard Inc.	48,060	3,100
* Micron Technology Inc.	75,997	2,989
Cognizant Technology Solutions Corp. Class A	39,715	2,881
Intuit Inc.	19,124	2,718
* Electronic Arts Inc.	23,016	2,717
Lam Research Corp.	14,500	2,683
* Autodesk Inc.	22,448	2,520
Amphenol Corp. Class A	26,942	2,280
HP Inc.	113,473	2,265
DXC Technology Co.	26,275	2,257
Analog Devices Inc.	25,108	2,164
Corning Inc.	71,577	2,142
* NCR Corp.	55,022	2,064
* Cadence Design Systems Inc.	51,171	2,020
* Synopsys Inc.	23,375	1,882
Hewlett Packard Enterprise Co.	124,273	1,828
Western Digital Corp.	19,616	1,695
* IAC/InterActiveCorp	13,554	1,594
Motorola Solutions Inc.	18,528	1,572
Symantec Corp.	46,939	1,540
Skyworks Solutions Inc.	15,100	1,539
Xilinx Inc.	21,429	1,518
* VeriSign Inc.	13,937	1,483
Teradyne Inc.	39,300	1,466
* Citrix Systems Inc.	16,464	1,265
CDK Global Inc.	18,758	1,183
* Dell Technologies Inc. Class V	14,578	1,126
Juniper Networks Inc.	40,200	1,119
* ServiceNow Inc.	9,312	1,094
Dolby Laboratories Inc. Class A	18,600	1,070
* Red Hat Inc.	9,345	1,036
* GoDaddy Inc. Class A	21,975	956
Amdocs Ltd.	14,500	933
* CommScope Holding Co. Inc.	27,391	910
* Twitter Inc.	49,347	833
* Match Group Inc.	35,713	828
KLA-Tencor Corp.	7,417	786
* Black Knight Financial Services Inc. Class A	18,178	783
Avnet Inc.	19,000	747
* Qorvo Inc.	10,409	736
DST Systems Inc.	13,260	728
Harris Corp.	5,481	722
* VMware Inc. Class A	6,316	690
* IHS Markit Ltd.	15,538	685
* ON Semiconductor Corp.	36,222	669
Brocade Communications Systems Inc.	55,900	668
* ARRIS International plc	23,318	664
* Teradata Corp.	18,620	629
* Workday Inc. Class A	5,963	628
Leidos Holdings Inc.	10,350	613
* Akamai Technologies Inc.	12,167	593
Microchip Technology Inc.	6,470	581
* Gartner Inc.	4,604	573
NetApp Inc.	13,071	572
* EchoStar Corp. Class A	9,513	544
Maxim Integrated Products Inc.	10,729	512
* F5 Networks Inc.	4,097	494

Sabre Corp.	27,200	492
CSRA Inc.	15,000	484
* ANSYS Inc.	3,624	445
* Tyler Technologies Inc.	2,469	430
* Arista Networks Inc.	2,059	390
* Arrow Electronics Inc.	4,677	376
* Advanced Micro Devices Inc.	29,180	372
* Splunk Inc.	5,058	336
* Atlassian Corp. plc Class A	9,368	329
CA Inc.	9,807	327
* PTC Inc.	5,724	322
* IPG Photonics Corp.	1,666	308
CDW Corp.	4,257	281
* Palo Alto Networks Inc.	1,787	258
* Microsemi Corp.	4,404	227
* Tableau Software Inc. Class A	2,895	217
* Fortinet Inc.	6,022	216
Marvell Technology Group Ltd.	11,400	204
* CommerceHub Inc.	9,264	198
* Ultimate Software Group Inc.	1,031	196
* Take-Two Interactive Software Inc.	1,879	192
* Zynga Inc. Class A	45,628	172
* CommerceHub Inc. Class A	7,340	166
Cognex Corp.	1,240	137
* Guidewire Software Inc.	1,609	125
* Twilio Inc. Class A	3,885	116
* Nutanix Inc.	5,012	112
* Cree Inc.	3,803	107
* Coherent Inc.	423	99
* Groupon Inc. Class A	18,670	97
SS&C Technologies Holdings Inc.	2,400	96
* FireEye Inc.	5,605	94
* Manhattan Associates Inc.	2,209	92
* Cavium Inc.	1,329	88
* Nuance Communications Inc.	4,853	76
* Inovalon Holdings Inc. Class A	4,102	70
* Yelp Inc. Class A	1,467	64
LogMeIn Inc.	300	33
		348,252
Utilities (2.5%)
AT&T Inc.	428,677	16,791
Verizon Communications Inc.	278,774	13,797
NextEra Energy Inc.	35,342	5,179
Duke Energy Corp.	56,930	4,778
Dominion Energy Inc.	53,508	4,116
Southern Co.	77,548	3,811
American Electric Power Co. Inc.	39,900	2,803
PG&E Corp.	40,335	2,746
Exelon Corp.	65,800	2,479
* T-Mobile US Inc.	38,029	2,345
* Level 3 Communications Inc.	43,986	2,344
Sempra Energy	19,829	2,263
Consolidated Edison Inc.	26,300	2,122
* Vistra Energy Corp.	99,385	1,858
Public Service Enterprise Group Inc.	37,900	1,753
WEC Energy Group Inc.	27,832	1,747
American Water Works Co. Inc.	19,228	1,556

PPL Corp.			40,300	1,529
Edison International			18,117	1,398
Xcel Energy Inc.			26,904	1,273
FirstEnergy Corp.			38,600	1,190
NiSource Inc.			44,300	1,134
UGI Corp.			24,078	1,128
* Sprint Corp.			137,086	1,067
NRG Energy Inc.			40,924	1,047
Alliant Energy Corp.			24,226	1,007
Aqua America Inc.			29,478	978
CMS Energy Corp.			20,227	937
OGE Energy Corp.			25,486	918
* United States Cellular Corp.			25,588	906
* Zayo Group Holdings Inc.			22,277	767
Telephone & Data Systems Inc.			24,630	687
Eversource Energy			9,887	598
AES Corp.			53,469	589
DTE Energy Co.			5,267	565
Ameren Corp.			9,737	563
Westar Energy Inc. Class A			11,300	561
Entergy Corp.			7,283	556
* Calpine Corp.			34,845	514
CenterPoint Energy Inc.			17,200	502
National Fuel Gas Co.			5,771	327
MDU Resources Group Inc.			9,950	258
Pinnacle West Capital Corp.			2,758	233
Atmos Energy Corp.			2,745	230
Avangrid Inc.			4,545	216
CenturyLink Inc.			10,078	190
SCANA Corp.			3,300	160
Great Plains Energy Inc.			2,400	73
				94,589
Total Common Stocks (Cost $1,040,468)				1,804,261
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.4%)
Alabama (0.3%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	546
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	425
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	504
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	1,175	1,398
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,000	1,081
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	2,500	2,754
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	619
Jefferson County AL Revenue	5.000%	9/15/29	1,000	1,191
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,166
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	540
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	386

Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	500	605
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	850	1,022
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	565	667
				12,904
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	565
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,869
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,581
				4,015
Arizona (1.4%)
Arizona Board of Regents Arizona State
University System Revenue	5.875%	7/1/18 (Prere.)	100	104
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	801
Arizona COP	5.000%	10/1/18 (4)	500	520
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	500	505
1 Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	521
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,073
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,543
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,550
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,321
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,419
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	553
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	584
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,334
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,000	1,202
Chandler AZ GO	5.000%	7/1/23	1,000	1,192
Gilbert AZ GO	5.000%	7/1/20	2,480	2,743
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	365
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,133
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	1,000	1,238
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	946
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	329
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,332
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/28	1,000	1,147
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,545
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	597

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,200	1,396
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,000	2,372
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,500	3,001
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,240
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	552
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,105
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,206
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,222
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	787
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	573
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,323
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,835
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,009
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	614
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	534
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	570
				51,936
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,065
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,000	1,192
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	245	247
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,294
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,241
University of Arkansas Revenue	5.000%	11/1/21	750	861
University of Arkansas Revenue	5.000%	11/1/24	750	908
University of Arkansas Revenue	5.000%	11/1/30	725	868
				8,676
California (7.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	572
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	863
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,000	1,202
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/17 (Prere.)	200	200
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	450

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	972
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	559
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,192
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	575
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,085
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	795	844
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	10/1/17 (Prere.)	750	750
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	650	655
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	1,000	1,001
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.540%	4/1/20	1,000	1,004
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,516
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.640%	4/1/21	1,000	1,006
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,000	1,022
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.840%	5/1/23	1,000	1,009
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,944
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,050
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	662
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	169
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	512
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	4,965
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	634
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	493
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	21
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	113
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	402
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	535
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	536
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	199
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	339
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	597

California GO	5.500%	3/1/18 (Prere.)	500	510
California GO	6.000%	4/1/18	500	513
California GO	5.000%	9/1/18	1,905	1,976
California GO	5.000%	11/1/18 (14)	500	502
California GO	5.000%	8/1/19	1,500	1,609
California GO	5.000%	2/1/20	500	546
California GO	5.000%	10/1/20	2,000	2,230
California GO	5.000%	11/1/20	4,000	4,472
California GO	5.000%	9/1/21	500	572
California GO	5.000%	8/1/22	1,000	1,167
California GO	5.000%	9/1/22	1,805	2,110
California GO	5.000%	12/1/22	1,635	1,922
California GO	5.000%	11/1/23	1,155	1,382
California GO	5.000%	9/1/25	1,560	1,914
California GO	5.000%	3/1/26	630	762
California GO	3.500%	8/1/27	1,515	1,684
California GO	5.000%	2/1/28	690	810
California GO	4.500%	8/1/28 (2)	15	15
California GO	5.750%	4/1/29	500	535
California GO	5.000%	9/1/29	495	513
California GO	5.000%	9/1/29	455	553
California GO	5.000%	10/1/29	3,500	3,569
California GO	5.000%	11/1/29	1,700	2,016
California GO	5.250%	3/1/30	500	548
California GO	5.000%	8/1/30	1,000	1,221
California GO	5.000%	9/1/30	1,000	1,145
California GO	5.250%	9/1/30	500	577
California GO	4.000%	8/1/31	1,675	1,835
California GO	5.000%	2/1/32	500	575
California GO	5.000%	10/1/32	1,875	2,229
California GO	4.000%	8/1/33	1,520	1,643
California GO	5.000%	8/1/33	2,865	3,405
California GO	4.000%	9/1/33	2,000	2,164
California GO	4.000%	9/1/35	1,000	1,074
California GO	4.000%	9/1/35	1,815	1,949
California GO PUT	4.000%	12/1/17	2,400	2,406
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,226
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,147
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	1,535	1,929
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,116
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	500	586
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	325	361
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,228
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,071
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/18 (Prere.)	110	114

California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	560
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,194
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	642
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,154
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	500	567
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	7/1/37	1,000	1,002
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	24
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,161
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,153
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,196
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	348
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	285
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	204
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	74
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	127
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	40
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,063
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,104
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	29
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	2,008
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,151
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	396
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	320
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	538
California State University Systemwide Revenue	5.000%	11/1/19	1,000	1,083
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,155
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,195
California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,401
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,367
California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,384
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,031

California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	276
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.880%	10/6/17	2,700	2,700
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	459
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,180
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,002
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	928
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,128
Citrus CA Community College District GO	0.000%	8/1/34	1,000	849
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,180
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,177
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/26	485	607
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/27	600	757
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,128
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/29	1,000	1,263
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,208
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	2,250	2,383
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,206
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	592
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,612
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,745
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,753
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,167
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	386
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	81
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	378
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,121
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	518
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,175
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,081
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	550

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	534
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,375	1,652
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,168
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,182
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	500	590
Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,071
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,884
Los Angeles CA Unified School District GO	5.000%	7/1/22	1,000	1,173
Los Angeles CA Unified School District GO	5.000%	7/1/23	2,000	2,394
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	534
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,000	1,254
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	534
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	534
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	500	533
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,095
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	599
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,411
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,316
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	576
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,652
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	605
2 Metropolitan Water District of Southern
California Revenue PUT	1.320%	3/27/18	1,585	1,585
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,340
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	434
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	581
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,858
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,316
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	904
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	805
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	419
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,246
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,134
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,410	1,655
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,192
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,424

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	155
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	279
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	877
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,159
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	202
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	1,605	1,726
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	316
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	185	206
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23	315	348
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	517
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	534
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	697
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	919
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	575
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	573
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,192
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	533
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	559
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,095	1,347
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,500	1,828
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	1,000	1,204
San Diego CA Unified School District GO	0.000%	7/1/27	500	390
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,375
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	645
San Diego CA Unified School District GO	0.000%	7/1/28	500	374
San Diego CA Unified School District GO	0.000%	7/1/29	500	358
San Diego CA Unified School District GO	0.000%	7/1/30	100	69
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	548
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	645
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,205
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,830
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	386
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	553
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,983

San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,077
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	108
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	533
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	260
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	452
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	568
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	1,280	1,431
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,690	2,051
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,181
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,422
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,028
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/27	1,000	1,258
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,013
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	731
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	828
Santa Monica CA Community College District
GO	4.000%	8/1/21	1,500	1,664
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,260
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,086
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,203
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,223
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/18 (Prere.)	2,000	2,046
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	805
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,590	1,892
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,124
University of California Revenue	5.000%	5/15/23	1,000	1,134
University of California Revenue	5.000%	5/15/28	1,000	1,183
University of California Revenue	5.000%	5/15/28	1,000	1,212
University of California Revenue	4.000%	5/15/33	1,000	1,079
University of California Revenue PUT	5.000%	5/15/23	3,625	4,310
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	736
				258,814
Colorado (0.8%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,684

Adams County CO COP	5.000%	12/1/31	650	768
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	354
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	571
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,162
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	551
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,245
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,928
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,672
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	545
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,632
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	588
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	557
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,320	1,467
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,000	1,200
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	476
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,350
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	585	605
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	875
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,082
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,083
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,114
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,103
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	576
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,756
				28,944
Connecticut (0.3%)
Connecticut GO	5.000%	4/15/21	500	556
Connecticut GO	5.000%	11/15/22	1,935	2,210
Connecticut GO	5.000%	4/15/24	500	556
Connecticut GO	5.000%	9/1/26	1,000	1,151
Connecticut GO	5.000%	4/15/28	500	551
Connecticut GO	5.000%	3/1/32	2,950	3,260
Connecticut GO	5.000%	10/15/32	705	777
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	608
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,164
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	520

University of Connecticut GO	5.000%	2/15/27	635	739
				12,092
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	632
Delaware GO	5.000%	7/1/20	600	664
Delaware GO	5.000%	10/1/20	700	781
Delaware GO	5.000%	7/1/22	1,250	1,460
				3,537
District of Columbia (0.2%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	500	504
District of Columbia GO	5.000%	6/1/35	1,290	1,535
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,144
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	751
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	544
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	548
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,000	1,197
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	554
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	503
				7,280
Florida (2.2%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,163
Broward County FL Airport System Revenue	5.000%	10/1/28	400	453
Broward County FL Airport System Revenue	5.375%	10/1/29	500	541
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,177
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,071
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,081
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	650	713
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,587
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	234
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,689
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	3,000	3,198
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,110	1,224
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	852
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,442
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,136
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	537
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,448
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	712

Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,826
Florida Department of Transportation GO	5.000%	7/1/19	1,790	1,914
Florida Department of Transportation GO	5.000%	7/1/19	545	583
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,443
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	535
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,832
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,056
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,479
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	570
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/19	565	609
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	562
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,317
3 Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,260
Jacksonville FL Special Revenue	5.000%	10/1/32	500	575
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	969
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,260	1,516
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,141
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,160
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	551
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	641
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,415	1,650
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,161
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,350
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,154
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,775
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,440	1,668
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,160
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	573
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,524
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	500
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,755
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	524
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	552

Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,500	1,798
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	776
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,166
3 Palm Beach County FL School Board COP	5.000%	8/1/25	1,740	2,112
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	623
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,468
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,799
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,751
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,385
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	957
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,165
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/18	350	362
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	454
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	588
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	227
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,707
Tampa FL Hospital Revenue	5.000%	7/1/23	750	849
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,374
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	587
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/32	1,000	1,093
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	1,035
				80,419
Georgia (1.3%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,080
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,294
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,182
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,720
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,528
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	658
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	455	555
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	465
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	573
Georgia GO	5.000%	5/1/19 (Prere.)	500	531
Georgia GO	5.000%	7/1/19	2,065	2,208
Georgia GO	5.000%	1/1/20	1,685	1,834

Georgia GO	5.000%	2/1/20	1,375	1,501
Georgia GO	5.000%	2/1/21	1,155	1,301
Georgia GO	5.000%	1/1/22	2,110	2,434
Georgia GO	5.000%	7/1/22	500	534
Georgia GO	5.000%	7/1/22	1,220	1,424
Georgia GO	5.000%	12/1/22	1,235	1,456
Georgia GO	5.000%	1/1/23	2,450	2,891
Georgia GO	5.000%	2/1/24	2,430	2,932
Georgia GO	5.000%	7/1/24	1,500	1,823
Georgia Road & Tollway Authority Revenue	5.000%	6/1/18	475	488
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	600	711
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	350	406
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33	1,575	1,809
Gwinnett County GA School District GO	5.000%	2/1/28	500	602
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	104
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	415	436
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	542
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	441
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,335	1,601
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,996
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,289
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,000	1,047
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,000	1,169
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,776
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,718
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	366
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	741
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	537
				48,703
Guam (0.1%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	735	828
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,147
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,431
Guam International Airport Authority Revenue	5.000%	10/1/21	350	383
				3,789

Hawaii (0.7%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	266
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	330
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	452
Hawaii GO	5.000%	6/1/19 (Prere.)	285	304
Hawaii GO	5.000%	6/1/19 (Prere.)	215	229
Hawaii GO	5.000%	10/1/21	2,500	2,863
Hawaii GO	5.000%	12/1/21	375	431
Hawaii GO	5.000%	12/1/21 (Prere.)	310	357
Hawaii GO	5.000%	12/1/21 (Prere.)	190	219
Hawaii GO	5.000%	8/1/24	1,765	2,133
Hawaii GO	5.000%	8/1/25	1,500	1,806
Hawaii GO	5.000%	10/1/25	1,445	1,774
Hawaii GO	5.000%	10/1/28	1,210	1,479
Hawaii GO	4.000%	4/1/30	1,500	1,655
Hawaii GO	4.000%	4/1/31	1,000	1,096
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	612
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,282
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,433
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	575
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,206
Honolulu HI City & County GO	5.000%	12/1/30	310	344
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,376
University of Hawaii Revenue	5.000%	10/1/27	500	537
				24,759
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	111

Illinois (2.6%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	779
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	302
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	560	588
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	547
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,517
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	101
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	521
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	520
Chicago IL Board of Education GO	7.000%	12/1/26	500	591
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	105
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	996
Chicago IL GO	5.000%	1/1/26	335	373
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	557
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	201
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	258
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	315
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	324
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/18 (Prere.)	50	51

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	2,525	2,551
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	500	505
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	232
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,000	1,199
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,166
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	500	613
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,171
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/29	1,500	1,833
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	700	837
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,000	1,161
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	750	885
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	557
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	1,000	1,166
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,151
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,133
Chicago IL Park District GO	5.000%	1/1/19	750	782
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,162
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,388
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,162
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,500
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,122
Cook County IL GO	5.000%	11/15/21	500	532
Cook County IL GO	5.000%	11/15/28	500	532
Cook County IL GO	5.250%	11/15/28	500	545
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,765
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,900
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	556
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,426
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	1,000	1,194
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,153
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,147
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,100
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	1,063
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,057
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	103
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,119
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,458
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,295
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,000	1,122
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	556

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	564
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,164
Illinois GO	5.000%	1/1/18	500	504
Illinois GO	5.000%	11/1/19	1,000	1,052
Illinois GO	5.000%	1/1/20 (4)	200	213
Illinois GO	5.000%	8/1/20	305	325
Illinois GO	5.000%	1/1/21 (4)	710	751
Illinois GO	5.000%	5/1/21	250	269
Illinois GO	5.000%	8/1/21	555	600
Illinois GO	5.000%	8/1/22	500	544
Illinois GO	5.000%	11/1/22	1,000	1,090
Illinois GO	5.000%	2/1/23	500	546
Illinois GO	5.000%	11/1/23	1,000	1,098
Illinois GO	5.500%	7/1/24	1,100	1,231
Illinois GO	5.000%	8/1/24	1,500	1,640
Illinois GO	5.000%	1/1/25	1,570	1,727
Illinois GO	5.000%	3/1/26 (4)	1,125	1,233
Illinois GO	5.250%	2/1/30	1,900	2,066
Illinois GO	5.000%	11/1/30	1,000	1,084
Illinois GO	5.250%	7/1/31	1,000	1,079
Illinois GO	5.000%	9/1/31	3,000	3,037
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	618
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	539
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,135
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	563
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,010
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,078
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	1,005
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	377
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	780	561
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,000	1,266
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	168
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	587
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	1,500	1,605
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	1,500	884
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	1,100	618
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,337
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,196

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	453
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,134
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,193
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	524
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	985
				95,248
Indiana (0.7%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	350	415
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,231
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,691
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	1,000	1,189
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,384
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,290
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,602
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	11/1/28	500	613
Indiana Finance Authority Revenue	5.000%	2/1/21	2,000	2,250
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	773
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,859
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	740
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,203
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	507
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	578
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	568
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,640
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	535
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	104
Indiana University Student Fee Revenue	5.000%	6/1/19	445	474
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/35 (4)	1,500	1,621
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,900	1,995
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	963

Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	809
				26,034
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,632
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	375	388
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,788
4 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	341
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	220	234
Polk County IA GO	4.000%	6/1/25	2,115	2,328
				6,711
Kansas (0.3%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	1,000	1,118
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	519
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,110
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	606
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	842
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	100	100
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,395	1,527
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,578
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,868
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,501
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	532
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	575
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	576
				12,452
Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	901
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,240
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,430	1,613

Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	615	648
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,146
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	522
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	60	63
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	461
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,202
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	706
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,322
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	326
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,154
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	1,000	1,064
				13,368
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	581
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	593
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.950%	10/2/17	100	100
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	413
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	2,000	2,450
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,045	1,238
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.416%	5/1/18	1,000	1,000
Louisiana State University Revenue	5.000%	7/1/23	400	463
New Orleans LA GO	5.125%	12/1/17 (Prere.)	1,645	1,657
New Orleans LA GO	5.000%	12/1/31	500	561
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,063
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	587
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,300	1,374
				12,080
Maine (0.0%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	537

Maryland (2.3%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,570
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,622
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,411

Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,777
Baltimore County MD GO	5.000%	2/1/21	1,500	1,689
Baltimore County MD GO	5.000%	8/1/21	1,435	1,640
Baltimore County MD GO	4.000%	3/1/30	1,200	1,360
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	760
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,413
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	92
Howard County MD GO	5.000%	2/15/22	750	843
Howard County MD GO	5.000%	8/15/24	120	137
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	508
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,062
Maryland Department of Transportation
Revenue	5.000%	11/1/19	3,055	3,306
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,191
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,465
Maryland Department of Transportation
Revenue	5.000%	11/1/22	2,515	2,959
Maryland Department of Transportation
Revenue	5.000%	11/1/23	1,900	2,281
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,510
Maryland GO	5.250%	3/1/18	200	204
Maryland GO	5.000%	3/1/19	1,200	1,268
Maryland GO	5.000%	3/15/19 (Prere.)	500	529
Maryland GO	5.000%	8/1/20 (Prere.)	870	965
Maryland GO	5.250%	8/1/20	1,000	1,116
Maryland GO	5.000%	6/1/21	2,415	2,746
Maryland GO	4.000%	8/1/21	1,000	1,104
Maryland GO	5.000%	8/1/21	1,000	1,143
Maryland GO	5.000%	8/1/22	1,510	1,766
Maryland GO	5.000%	8/1/22	1,500	1,755
Maryland GO	5.000%	8/1/22	4,000	4,679
Maryland GO	5.000%	3/15/23	3,500	4,145
Maryland GO	4.000%	8/1/23	2,390	2,718
Maryland GO	5.000%	8/1/23	1,500	1,791
Maryland GO	4.000%	8/1/26	1,970	2,216
Maryland GO	4.000%	6/1/29	2,000	2,237
Maryland GO	4.000%	6/1/30	2,000	2,226
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,850	2,188
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	567
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	576
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	540

Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,353
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	534
Maryland Transportation Authority GAN	5.250%	3/1/18	700	713
Maryland Transportation Authority GAN	5.250%	3/1/20	500	529
Montgomery County MD GO	5.000%	11/1/17	500	502
Montgomery County MD GO	5.000%	11/1/22	1,000	1,176
Montgomery County MD GO	5.000%	11/1/22	1,500	1,765
Montgomery County MD GO	5.000%	11/1/23	2,800	3,363
Montgomery County MD GO	4.000%	12/1/30	1,555	1,731
Prince Georges County MD GO	5.000%	9/15/20	2,250	2,505
Prince Georges County MD GO	5.000%	7/15/22	1,615	1,886
Prince Georges County MD GO	5.000%	9/15/23	580	663
				84,795
Massachusetts (1.4%)
Boston MA GO	5.000%	4/1/20	780	856
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	516
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,578
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	564
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	512
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	643
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,158
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	475
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	542
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,070
4 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.010%	10/6/17 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	410	451
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	40	43
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	386
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	828
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	552
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	664
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	206
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,503
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	794

Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	324
Massachusetts GO	5.500%	10/1/18	500	523
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	528
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	535
Massachusetts GO	5.000%	8/1/20	500	554
Massachusetts GO	5.250%	8/1/20	300	335
Massachusetts GO	5.500%	10/1/20 (14)	500	564
Massachusetts GO	5.500%	10/1/20	500	564
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	566
Massachusetts GO	5.000%	8/1/22	1,000	1,167
Massachusetts GO	5.250%	8/1/23	500	602
Massachusetts GO	5.000%	12/1/23	1,520	1,820
Massachusetts GO	5.000%	12/1/24	2,000	2,432
Massachusetts GO	1.428%	11/1/25	1,380	1,379
Massachusetts GO	5.000%	7/1/28	1,000	1,261
Massachusetts GO	4.000%	11/1/30	1,980	2,162
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	544
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.910%	10/6/17	2,300	2,300
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	415
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	117
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	251
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,021
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	576
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,784
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	649
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,174
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,341
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	624
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,438
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	222
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	257
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	223
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	576
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	802
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	988

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,183
				53,342
Michigan (1.6%)
Battle Creek MI School District GO	5.000%	5/1/25	500	602
Birmingham MI City School District GO	5.000%	5/1/22	740	858
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,156
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,365
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	606
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,098
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	421
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,157
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,099
Eastern Michigan University Revenue	5.000%	3/1/27 (15)	500	605
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,880
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	1,000	1,117
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,000	1,180
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,037
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,196
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,931
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	539
Michigan Building Authority Revenue	5.000%	4/15/24	1,500	1,793
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,165
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,035
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,018
Michigan Finance Authority Revenue	5.000%	10/1/22	500	561
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,146
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,162
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	857
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,699
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,116
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,000	1,207
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	566
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,464
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,168
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	581
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28	2,000	2,381

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	505
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,224
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,021
Michigan GAN	5.000%	3/15/27	1,035	1,274
Michigan GO	5.000%	5/1/18	500	512
Michigan GO	5.500%	5/1/19 (Prere.)	595	637
Michigan State University Revenue	5.000%	8/15/20	1,040	1,153
Michigan Trunk Line Revenue	5.000%	11/1/21	500	540
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,357
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,446
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,841
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,630
University of Michigan Revenue	5.000%	4/1/32	2,000	2,432
2 University of Michigan Revenue PUT	1.370%	4/2/18	1,000	1,001
3 Wayne County MI Airport Authority Revenue	5.000%	12/1/25	700	838
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,520
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,006
				58,703
Minnesota (0.9%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,000	2,307
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	2,022
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	250	303
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	200	245
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,620
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,160
Minnesota 911 Revenue	5.000%	6/1/18	1,430	1,469
Minnesota GO	5.000%	10/1/17 (ETM)	10	10
Minnesota GO	5.000%	10/1/17	490	490
Minnesota GO	5.000%	8/1/19 (Prere.)	500	536
Minnesota GO	5.000%	8/1/19	500	536
Minnesota GO	5.000%	11/1/20	335	362
Minnesota GO	5.000%	8/1/21	1,295	1,478
Minnesota GO	5.000%	8/1/22	1,305	1,524
Minnesota GO	5.000%	8/1/25	1,500	1,847
Minnesota GO	5.000%	8/1/27	1,005	1,223
3 Minnesota GO	5.000%	10/1/21	1,925	2,205
3 Minnesota GO	5.000%	10/1/22	1,325	1,552
3 Minnesota GO	5.000%	10/1/24	2,425	2,950
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,269
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	526
St. Paul MN Housing & Redevelopment
Authority Health Care Revenue (Fairview
Health Services Obligated Group)	5.000%	11/15/33	1,000	1,177

University of Minnesota Revenue	5.000%	12/1/18 (ETM)	1,000	1,047
University of Minnesota Revenue	5.000%	4/1/19	2,775	2,939
University of Minnesota Revenue	5.000%	8/1/19	500	536
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	564
				32,897
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/19	370	393
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,300	1,566
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,500	1,813
Mississippi GO	5.500%	12/1/18	750	789
Mississippi GO	5.000%	10/1/19	2,000	2,156
Mississippi GO	5.000%	11/1/29	1,000	1,196
Mississippi GO	5.000%	10/1/33	1,305	1,571
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,160
				10,644
Missouri (0.4%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,010	1,202
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	1,000	1,070
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	554
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	960
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,010	1,191
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,000	1,132
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,703
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.647%	6/1/31 (2)	500	454
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	709
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	531
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,400	1,598
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	1,000	1,147
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	811
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,165
				14,227

Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	954

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	168
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,153
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	838
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	158
Lincoln NE Electric System Revenue	5.000%	9/1/25	265	307
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	383
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,133
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,694
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,878
				8,712
Nevada (0.7%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,612
Clark County NV GO	5.000%	12/1/29	500	540
Clark County NV GO	4.000%	6/1/32	1,505	1,648
Clark County NV GO	5.000%	7/1/33	1,000	1,141
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	535
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,000	1,176
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	488
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,690	1,705
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,175	1,185
Las Vegas NV GO	5.000%	6/1/18	1,225	1,258
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	1,000	1,014
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,266
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,208
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,207
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	504
Nevada GO	5.000%	4/1/22	1,710	1,977
Nevada GO	5.000%	11/1/23	1,465	1,749
Nevada GO	5.000%	11/1/25	1,015	1,232
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,813
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,770
				27,028
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/17 (Prere.)	1,435	1,435

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	430	430
				1,865
New Jersey (1.4%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,689
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,592
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	460
Jersey City NJ GO	5.000%	3/1/21	480	538
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	576
New Jersey COP	5.250%	6/15/19 (Prere.)	465	498
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,097
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,118
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,362
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	736
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,631
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	3.125%	7/1/29	1,000	987
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	589
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	360	374
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	324
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,271
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	510
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	525
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	213
New Jersey GO	5.250%	7/15/18 (2)	500	516
New Jersey GO	5.000%	8/15/19	750	800
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	556
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	258
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,156
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,021

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/18 (ETM)	385	389
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	185	194
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/19 (ETM)	315	331
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	723
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,146
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	240	256
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,750	1,791
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,472
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,500	1,534
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,654
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	151
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,189
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	536
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,769
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	276
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	171
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,499
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	697
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,130
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	760
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	175	184
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	325	341
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,126
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,200
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,135
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,166

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	555
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,519
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	850	850
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	835	223
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	4,805	1,326
				53,381
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,209
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	250	291
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23	250	296
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,885
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	540
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	550
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,581
				7,352
New York (7.8%)
4 Battery Park City Authority New York Revenue
TOB VRDO	1.030%	10/2/17 LOC	1,000	1,000
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	500	616
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/31	530	648
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	512
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	300	319
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19 (ETM)	200	213
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	567
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,559
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/35	1,000	1,181
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,000	1,176
Long Island NY Power Authority Electric System
Revenue	4.000%	9/1/18	835	858
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	125	133

Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	80
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	603
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	53
2 Long Island NY Power Authority Electric System
Revenue PUT	1.516%	11/1/18	1,000	1,001
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31	1,850	2,237
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	730	733
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,000	1,239
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,174
Nassau County NY GO	5.000%	4/1/23	1,000	1,174
New York City NY GO	5.250%	8/15/18 (Prere.)	40	42
New York City NY GO	5.500%	11/15/18 (Prere.)	300	316
New York City NY GO	5.625%	4/1/19 (Prere.)	815	871
New York City NY GO	5.000%	5/15/19 (Prere.)	480	511
New York City NY GO	5.000%	8/1/19	1,500	1,607
New York City NY GO	5.000%	8/1/19	1,065	1,141
New York City NY GO	5.000%	8/1/20	2,935	3,249
New York City NY GO	5.000%	8/1/20	2,100	2,325
New York City NY GO	5.250%	9/1/20	1,000	1,040
New York City NY GO	5.000%	8/1/21	515	587
New York City NY GO	5.000%	8/1/21	2,000	2,279
New York City NY GO	5.000%	8/1/21	1,535	1,749
New York City NY GO	5.000%	8/1/22	500	583
New York City NY GO	5.000%	8/1/22	1,290	1,504
New York City NY GO	5.000%	10/1/22	500	571
New York City NY GO	5.000%	8/1/23	1,505	1,792
New York City NY GO	5.000%	8/1/23	380	441
New York City NY GO	5.250%	8/15/24	460	477
New York City NY GO	5.000%	8/1/25	1,010	1,237
New York City NY GO	5.000%	8/1/25	750	860
New York City NY GO	5.000%	8/1/26	500	579
New York City NY GO	5.000%	8/1/26	1,000	1,176
New York City NY GO	5.000%	8/15/26	475	491
New York City NY GO	5.000%	8/1/28	400	441
New York City NY GO	5.625%	4/1/29	25	27
New York City NY GO	5.000%	5/15/29	500	531
New York City NY GO	5.000%	8/1/30	1,000	1,179
New York City NY GO	5.000%	3/1/31	1,340	1,552
New York City NY GO	5.000%	8/1/31	365	413
New York City NY GO	5.000%	12/1/32	1,755	2,101
New York City NY GO	5.000%	12/1/33	1,500	1,787
New York City NY GO	5.000%	12/1/35	1,000	1,181
New York City NY GO VRDO	0.950%	10/2/17	2,200	2,200
New York City NY GO VRDO	0.980%	10/2/17 LOC	2,200	2,200
New York City NY GO VRDO	0.950%	10/2/17	100	100

New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,627
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	535
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,155
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,025
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.990%	10/6/17 LOC	3,300	3,300
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.990%	10/6/17 LOC	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	745
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	534
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,465
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	564
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,233
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	10/2/17	6,300	6,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	10/2/17	4,845	4,845
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	10/2/17	8,200	8,200
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	580
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	527
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	526
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,096
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,124
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,408
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,189
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	288
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	203
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/19	1,100	1,157

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	68
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,000	1,171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,622
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	995
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	581
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	440	497
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	560
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	344
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	582
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,471
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,795
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	581
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	1,800	2,151
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,701
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,665	1,963
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,779
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,500	1,785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	2,040
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	1,665	1,964
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.950%	10/2/17	1,300	1,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.950%	10/2/17	6,020	6,020
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,025	1,267
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,131
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,145
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	600	767
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	110	111
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	500	503

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	500	513
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,500	1,624
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,500	1,676
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	241
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,147
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	347
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,188
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,120	2,556
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,220
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	2,031
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	569
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	559
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	578
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,730
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	654
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,500	1,645
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,381
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	2,000	2,132
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	2,750	3,011
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	255	262
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,323
2 New York Metropolitan Transportation Authority
Revenue PUT	1.300%	11/15/17	1,500	1,500
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	613
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	635
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	555
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	81
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	440
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	258
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,173

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,142
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	552
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	543
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	500	566
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	500	509
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19 (Prere.)	200	212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	1,815	2,032
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	196
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	956
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	966
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	584
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	1,945	2,421
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	1,000	1,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,374
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	573
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,149
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	342
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,061
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,342
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,079
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	557
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	446
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	534
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	556
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,282
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	965	1,165
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,557

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,480	1,796
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,720	2,060
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,670
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,170	1,393
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	3.092%	12/1/25 (2)	1,095	1,095
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,000	2,335
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	402
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	580
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,811
New York State GO	4.500%	2/1/18	500	506
New York State GO	4.500%	2/1/19	500	524
New York State GO	5.000%	2/15/30	315	355
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.900%	10/6/17 LOC	4,300	4,300
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	495	539
New York State Thruway Authority Revenue	5.000%	5/1/19	1,135	1,203
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	505
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	495
New York State Thruway Authority Revenue	5.000%	1/1/30	500	569
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	606
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,150
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	520
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	529
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	547
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	571
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,360
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,345
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	1,035	1,044
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	465	469
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,019
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	629

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18 (ETM)	145	152
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	355	372
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	624
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,591
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,436
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,395
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,806
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,322
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,715
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,716
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,356
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	546
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.950%	10/6/17	2,600	2,600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	516
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,109
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,371
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,206
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,172
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,738
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,576
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	1,000	1,170
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	1,760	1,987
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	305	319
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,798
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	195	204
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,272
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,401
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,186

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,885
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,204
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,337
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,936
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	61
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY GO	5.000%	7/1/20	435	482
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	544
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,223
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,586
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,639
				289,938
North Carolina (0.8%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	586
Charlotte NC Airport Revenue	5.000%	7/1/25	2,050	2,493
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	263
Durham County NC GO	5.000%	4/1/20	685	752
Durham County NC GO	5.000%	10/1/22	500	586
Guilford County NC GO	5.000%	3/1/19	1,230	1,300
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	528
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/34	1,000	1,165
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	590
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	549
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	517
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	525
North Carolina GAN	5.000%	3/1/25	1,000	1,208
North Carolina GAN	5.000%	3/1/27	1,000	1,197
North Carolina GO	5.000%	3/1/18	500	509
North Carolina GO	5.000%	6/1/19	2,000	2,133
North Carolina GO	5.000%	3/1/20	275	301
North Carolina GO	4.000%	6/1/20	500	538
North Carolina GO	5.000%	5/1/22	250	291
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,129
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,147
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	683
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	373
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	152
North Carolina Revenue	5.000%	5/1/29	2,395	2,950

Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	581
Raleigh NC GO	5.000%	9/1/27	2,000	2,531
2 University of North Carolina University System
Revenue PUT	1.579%	12/1/17	1,925	1,925
Wake County NC GO	4.000%	2/1/18	695	702
Wake County NC GO	5.000%	3/1/18	500	509
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	722
				29,435
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,431

Ohio (1.3%)
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	652
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	508
Bowling Green State University Ohio Revenue	5.000%	6/1/26	250	303
Bowling Green State University Ohio Revenue	5.000%	6/1/27	250	305
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	544
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	478
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	794
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	414
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	263
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	702
Columbus OH GO	5.000%	7/1/25	535	620
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,801
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	586
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,099
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	663
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,113
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	2,014
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	366
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,140
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	222
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,700	2,101
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	489
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	42
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	561
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,697
North Royalton OH City School District GO	5.000%	12/1/26	300	363
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,673

Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	111
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	862
Ohio GO	5.000%	2/1/18	3,895	3,949
3 Ohio GO	5.000%	5/1/23	1,270	1,504
Ohio GO	5.000%	8/1/23	500	581
Ohio GO	5.000%	8/1/24	500	606
3 Ohio GO	5.000%	11/1/24	1,675	2,035
Ohio GO	5.000%	3/15/36	1,005	1,169
Ohio Higher Education GO	5.000%	8/1/21	500	570
Ohio Higher Education GO	5.000%	8/1/22	2,680	3,126
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	643
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/28	500	622
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/32	1,000	1,209
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	500	546
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,103
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,015	1,185
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	466
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,500	1,877
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,000	2,495
Penta Career Center Ohio COP	5.250%	4/1/23	125	142
Revere OH Local School District GO	5.000%	12/1/33	1,000	1,134
Revere OH Local School District GO	5.000%	12/1/35	665	750
Winton Woods City OH School District GO	5.000%	11/1/32	550	631
Winton Woods City OH School District GO	5.000%	11/1/33	255	291
Winton Woods City OH School District GO	5.000%	11/1/34	250	285
Winton Woods City OH School District GO	5.000%	11/1/35	260	295
Winton Woods City OH School District GO	5.000%	11/1/36	250	284
				49,984
Oklahoma (0.2%)
3 Edmond OK Public Works Authority Sales Tax &
Utility Systems Revenue	4.000%	7/1/25	1,000	1,136
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,455
Oklahoma City OK GO	5.000%	3/1/24	525	591
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/28	1,140	1,392
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	335
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,314
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	230	261
University of Oklahoma Revenue	5.000%	7/1/31	475	534
				8,018
Oregon (0.4%)
Clackamas County OR School District No. 12
Sandy GO	5.000%	6/15/28	1,000	1,239

Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,125	1,355
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	501
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,793
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	430	490
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,644
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	70	79
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/19	4,000	4,332
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,152
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	251
Oregon GO	5.000%	5/1/23	500	580
Portland OR GO	5.000%	6/15/20	1,725	1,906
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	515
				15,837
Pennsylvania (2.4%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,082
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	372
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	513
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.598%	2/1/21	605	603
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	224
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	572
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,104
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	250	286
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	569
Chester County PA GO	5.000%	11/15/31	750	875
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,099
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	713
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,390
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,555
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	527
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	550

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,133
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,131
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	1,000	999
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,385
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,072
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,000	1,180
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	785	851
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	750	756
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	700	749
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,396
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	531
Pennsylvania GO	5.000%	7/1/20	500	549
Pennsylvania GO	5.375%	7/1/21	500	570
Pennsylvania GO	5.000%	11/15/22	500	568
Pennsylvania GO	5.000%	8/15/24	500	591
Pennsylvania GO	5.000%	9/15/26	1,500	1,799
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,091
Pennsylvania GO	5.000%	10/15/32	1,000	1,152
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	779
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	221
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	559
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	537
3 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/25	1,000	1,213
3 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,500	1,788
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,015
Pennsylvania State University Revenue	5.000%	3/1/25	500	545
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,176

Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	500	587
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	203
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	918
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	190
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	555
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	570	619
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	297
2 Pennsylvania Turnpike Commission Revenue	1.920%	12/1/21	1,315	1,334
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	184
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,339
3 Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,000	1,208
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,178
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,959
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,670
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,378
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,338
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,695
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,227
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,184
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,189
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	5.000%	7/1/32	750	896
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/37	345	393
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,000
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,500	1,802
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,212
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,000	1,185
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,502
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	501
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	246
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	500	540
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,119
Philadelphia PA School District GO	5.250%	9/1/22	500	543
Philadelphia PA School District GO	5.000%	9/1/31	940	1,046
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	560	621
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,182
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/32	1,000	1,191
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,170
Reading PA School District GO	5.000%	3/1/25 (4)	805	958
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,342
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,085

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,778
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,928
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	500	541
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	93
				87,234
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	564
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,275
				2,345
Rhode Island (0.0%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	579
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	604
				1,183
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	595
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	287
Florence County SC School District GO	5.000%	3/1/18	1,000	1,017
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,703
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,169
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,387
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,670
South Carolina GO	5.000%	4/1/20	450	494
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,131
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	513
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,125
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	525
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,000	1,132
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,770	1,992
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,175

York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,388
				17,303
South Dakota (0.2%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,256
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,000	1,172
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	1,975	2,057
				5,485
Tennessee (0.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,187
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,605
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,133
Knox County TN GO	5.000%	4/1/18	1,000	1,020
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	1,000	1,126
Memphis TN Electric System Revenue	5.000%	12/1/17	500	504
Memphis TN GO	5.000%	5/1/30	500	562
Memphis TN Water System Revenue	4.000%	12/1/34	575	630
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/35	865	1,038
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	689
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	542
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	552
Shelby County TN GO	5.000%	3/1/19	500	528
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	106
Shelby County TN GO	5.000%	4/1/19	400	424
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	752
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,278
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,731
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	375	444
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	715	833
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	585	705
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,184
Tennessee GO	5.000%	8/1/20	625	693
Tennessee GO	5.000%	8/1/21	1,490	1,702

Tennessee GO	5.000%	8/1/22	1,385	1,620
Tennessee GO	5.000%	8/1/22	1,475	1,726
				24,314
Texas (4.9%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,526
Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,098
Arlington TX GO	5.000%	8/15/19	1,920	2,059
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	575
Austin TX Airport System Revenue	5.000%	11/15/26	885	1,082
Austin TX Airport System Revenue	5.000%	11/15/32	1,150	1,355
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	994
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,194
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	70
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	227
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	574
Beaumont TX Independent School District GO	5.000%	2/15/20	3,345	3,644
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	4,011
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,072
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	551
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,000	1,177
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	81
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	140
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,188
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	800	926
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	550
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,601
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	225
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	560
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	2,000	2,436
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	521
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	581
Dallas TX Independent School District GO	5.000%	2/15/23	485	544
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	200
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,246
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	223

Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	140	159
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,185
Denton County TX GO	4.000%	7/15/18	1,500	1,536
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	504
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,182
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,462
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.980%	10/2/17	800	800
Harris County TX Flood Control District GO	5.250%	10/1/18	435	454
Harris County TX GO	5.000%	10/1/23	500	539
Harris County TX GO	5.000%	10/1/23	300	342
Harris County TX GO	5.000%	8/15/32	1,000	1,155
Harris County TX GO	5.000%	10/1/36	1,200	1,397
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,080
2 Harris County TX Toll Road Revenue	1.720%	8/15/18	1,000	1,000
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	536
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	574
Hays County TX GO	5.000%	2/15/35	1,090	1,283
Highland Park TX Independent School District
GO	5.000%	2/15/19	1,000	1,054
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,004
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,010
Houston TX GO	5.000%	3/1/18	1,650	1,678
Houston TX GO	5.000%	3/1/20	500	528
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,174
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,265
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,205
Houston TX Independent School District GO
PUT	3.000%	6/1/18	1,200	1,214
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	382
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,130
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,187
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	121
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,088
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,110
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,164
2 Houston TX Utility System Revenue PUT	1.840%	5/1/20	1,000	1,008
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,687
Judson TX Independent School District	5.000%	2/1/22	600	691
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,418
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	556
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,514
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,183
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	268
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,445	1,534
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,362
Lubbock TX GO	5.000%	2/15/23	500	576

Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.000%	2/15/24	350	387
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,832
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,205
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,129
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	977
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	511
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	227
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	241
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	276
North East TX Independent School District GO	5.250%	2/1/22	500	582
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,729
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,834
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,649
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,921
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,220
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	446
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	446
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	218
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	61
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,823
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	61
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,010	1,185
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	48
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	577
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,170
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	578
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	2,001
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,716
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,795
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,137
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,205
Pasadena TX GO	4.000%	2/15/28	1,000	1,108
Pearland TX GO	4.000%	3/1/32	1,000	1,089

Pearland TX GO	4.000%	3/1/33	360	388
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	262
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	368
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,646
Plano TX Independent School District GO	5.000%	2/15/20	1,400	1,528
Rockwall County TX GO	5.000%	2/1/18	1,080	1,095
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	537
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	225
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	526
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	562
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,180
San Antonio TX GO	5.000%	8/1/20	125	138
San Antonio TX GO	5.000%	2/1/22	1,000	1,121
San Antonio TX GO	5.000%	2/1/24	500	560
San Antonio TX GO	5.000%	2/1/26	1,000	1,211
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,179
2 San Antonio TX Water Revenue PUT	1.340%	11/1/17	1,500	1,500
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,089
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,186
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,617
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,154
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	343
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,135
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	532
Texas GO	4.000%	4/1/18	400	406
Texas GO	5.000%	10/1/22	1,000	1,172
Texas GO	5.000%	10/1/24	1,000	1,216
Texas GO	5.000%	10/1/27	1,400	1,663
Texas GO	5.000%	10/1/28	1,330	1,572
Texas GO	5.000%	8/1/31	500	569
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	555
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	268
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,005	1,159
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	436
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	218
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	577
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,185	2,493

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,025	1,154
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,137
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,580	1,889
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)	500	527
Texas TRAN	4.000%	8/30/18	10,000	10,272
Texas Transportation Commission GO	5.000%	10/1/21	1,500	1,719
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,377
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,802
2 Texas Transportation Commission GO PUT	1.320%	10/1/18	1,500	1,500
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,695
Texas Transportation Commission Revenue	5.000%	4/1/23	1,800	2,129
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	500	561
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	744
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	502
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	273
Texas Water Development Board Revenue	5.000%	4/15/20	1,000	1,098
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,130
Texas Water Financial Assistance GO	5.000%	8/1/18	445	460
Texas Water Financial Assistance GO	5.000%	8/1/18 (Prere.)	55	57
Texas Water Financial Assistance GO	5.000%	8/1/24	500	516
Texas Water Financial Assistance GO	5.000%	8/1/25	500	516
University of North Texas Revenue	5.000%	4/15/36	1,225	1,435
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,310
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	349
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,109
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	570
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,000	1,192
Williamson County TX GO	5.000%	2/15/23	230	265
				182,588
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	560
Salt Lake City UT Sales Tax Revenue	5.000%	2/1/30	1,355	1,651
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	392
Utah GO	4.500%	7/1/19	2,000	2,122
Utah GO	5.000%	7/1/19	615	658
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,218
				6,601
Virginia (1.3%)
Arlington County VA GO	5.000%	8/15/19	1,535	1,649
Arlington County VA GO	5.000%	8/1/23	600	699
Arlington County VA GO	5.000%	8/15/26	2,000	2,502
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	556

Chesterfield County VA GO	5.000%	1/1/22	900	1,038
Fairfax County VA GO	4.000%	10/1/19	2,000	2,118
Fairfax County VA GO	5.000%	10/1/20	1,710	1,907
Fairfax County VA GO	5.000%	10/1/23	1,255	1,505
Fairfax County VA GO	4.000%	10/1/32	1,415	1,580
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	500
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	340
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,976
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	577
Norfolk VA GO	5.000%	10/1/20	775	863
Norfolk VA Water Revenue	5.000%	11/1/31	500	568
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,217
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	554
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	878
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,123
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	1,445	1,584
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	1,900	2,055
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,687
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	414
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,092
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/18	2,000	2,077
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,755
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,386
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,602
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,511
Virginia Public School Authority Revenue	5.000%	8/1/19	500	536
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	4,047
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,837
Virginia Public School Authority Revenue	5.000%	8/1/26	1,500	1,866
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,831
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,193
				49,623
Washington (1.0%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	937

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	552
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,420
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,541
King County WA GO	5.000%	1/1/19	150	157
King County WA GO	5.000%	7/1/20	1,250	1,383
King County WA GO	5.000%	1/1/24	500	574
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,086
Kitsap County WA School District No. 401 GO	4.000%	12/1/33	755	822
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,143
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	2,500	2,888
Port of Seattle WA Revenue	5.000%	8/1/29	250	286
Seattle WA GO	5.000%	6/1/21	1,000	1,138
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,552
University of Washington Revenue	5.000%	4/1/31	335	375
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	438
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	426
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,198
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,632
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,302
Washington GO	5.000%	7/1/18 (Prere.)	500	515
Washington GO	5.000%	7/1/18	675	696
Washington GO	5.000%	8/1/19 (Prere.)	500	537
Washington GO	0.000%	6/1/20 (14)	500	483
Washington GO	5.000%	7/1/20	1,000	1,105
Washington GO	5.000%	7/1/22	1,350	1,572
3 Washington GO	5.000%	8/1/22	540	629
3 Washington GO	5.000%	8/1/22	540	629
Washington GO	5.000%	7/1/23	1,000	1,187
Washington GO	5.000%	7/1/25	1,500	1,815
Washington GO	5.000%	7/1/25	500	581
Washington GO	5.000%	8/1/27	1,000	1,212
Washington GO	5.000%	2/1/32	500	570
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,996
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	988
Washington State University General Revenue	5.000%	10/1/31	500	567
				35,932
West Virginia (0.0%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,057

Wisconsin (0.9%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,042
Milwaukee WI GO	4.000%	3/15/20	1,000	1,069
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/19 (Prere.)	45	48

Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/28	415	444
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	512
Wisconsin GO	5.000%	5/1/19	1,335	1,419
Wisconsin GO	5.000%	11/1/19	1,250	1,351
Wisconsin GO	5.000%	5/1/20	1,000	1,099
Wisconsin GO	5.000%	5/1/21	735	833
Wisconsin GO	5.000%	5/1/21 (ETM)	15	17
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	41
Wisconsin GO	5.000%	11/1/23	2,370	2,832
Wisconsin GO	5.000%	5/1/24	500	576
Wisconsin GO	5.000%	5/1/26	2,175	2,515
Wisconsin GO	5.000%	5/1/36	2,000	2,318
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,000	1,168
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,094
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,500	1,565
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	1,800	2,060
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,827
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	1,140	1,269
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	562
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,000	1,155
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	569
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	134
Wisconsin Transportation Revenue	5.000%	7/1/23	385	449
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,231
				32,199
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,147
Total Tax-Exempt Municipal Bonds (Cost $1,853,255)				1,907,963
Total Investments (100.0%) (Cost $2,893,723)				3,712,224
Other Assets and Liabilities (0.0%)				267
Net Assets (100%)				3,712,491

* Non-income-producing security.
1 Securities with a value of $521,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security based upon SIFMA Municipal Swap Index Yield plus spread.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2017.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $6,541,000, representing 0.2% of net assets.

Tax-Managed Balanced Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

Tax-Managed Balanced Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	657	77,198	(489)
2-Year U.S. Treasury Note	December 2017	172	37,101	(77)
10-Year U.S. Treasury Note	December 2017	168	21,053	(78)
				(644)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(269)	(36,134)	398
30-Year U.S. Treasury Bond	December 2017	(37)	(5,654)	78
				476
				(168)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,804,261	—	—
Tax-Exempt Municipal Bonds	—	1,907,963	—
Futures Contracts—Assets[1]	74	—	—
Futures Contracts—Liabilities[1]	(201)	—	—
Total	1,804,134	1,907,963	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $2,893,723,000. Net unrealized appreciation of investment securities for tax purposes was $818,501,000, consisting of unrealized gains of $825,566,000 on securities that had risen in value since their purchase and $7,065,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (15.4%)
* Five Below Inc.	404,870	22,219
Marriott Vacations Worldwide Corp.	174,974	21,790
Lithia Motors Inc. Class A	180,003	21,656
LCI Industries	185,963	21,544
Wolverine World Wide Inc.	728,871	21,028
* Scientific Games Corp. Class A	411,593	18,872
* TopBuild Corp.F	264,240	17,221
* Ollie's Bargain Outlet Holdings Inc.	370,545	17,193
* Steven Madden Ltd.	395,565	17,128
* Dave & Buster's Entertainment Inc.	304,889	16,001
Children's Place Inc.	134,968	15,946
* iRobot Corp.	204,195	15,735
* Dorman Products Inc.	218,172	15,625
Boyd Gaming Corp.	593,831	15,469
* Cooper-Standard Holdings Inc.	129,841	15,058
* RH	210,190	14,781
* Penn National Gaming Inc.	617,228	14,437
Monro Muffler Brake Inc.	254,034	14,239
* Meritage Homes Corp.	275,718	12,242
Nutrisystem Inc.	218,868	12,235
Group 1 Automotive Inc.	161,842	11,727
* Shutterfly Inc.	241,862	11,725
DSW Inc. Class A	541,861	11,639
Bob Evans Farms Inc.	143,978	11,160
* Fox Factory Holding Corp.	258,683	11,149
* American Axle & Manufacturing Holdings Inc.	629,490	11,066
* Select Comfort Corp.	350,382	10,879
Core-Mark Holding Co. Inc.	335,863	10,795
* Gentherm Inc.	269,098	9,997
* Vista Outdoor Inc.	434,968	9,978
Time Inc.	736,774	9,946
Caleres Inc.	322,782	9,851
La-Z-Boy Inc.	361,959	9,737
MDC Holdings Inc.	292,210	9,704
* G-III Apparel Group Ltd.	333,945	9,691
Callaway Golf Co.	661,847	9,550
* Installed Building Products Inc.	145,927	9,456
* Asbury Automotive Group Inc.	153,953	9,407
Winnebago Industries Inc.	207,534	9,287
* JC Penney Co. Inc.	2,434,462	9,275
* Cavco Industries Inc.	61,553	9,082
Chico's FAS Inc.	993,991	8,896
* Lumber Liquidators Holdings Inc.	215,501	8,400
Sonic Corp.	328,201	8,353
Guess? Inc.	489,841	8,342
Abercrombie & Fitch Co.	572,010	8,260
* Belmond Ltd. Class A	586,966	8,012
Oxford Industries Inc.	124,543	7,913
Gannett Co. Inc.	866,552	7,799

* EW Scripps Co. Class A	407,440	7,786
Standard Motor Products Inc.	156,460	7,549
Scholastic Corp.	191,757	7,133
Wingstop Inc.	209,885	6,979
* Universal Electronics Inc.	107,098	6,790
Strayer Education Inc.	77,662	6,778
Sturm Ruger & Co. Inc.	131,065	6,776
World Wrestling Entertainment Inc. Class A	281,932	6,640
* Red Robin Gourmet Burgers Inc.	98,740	6,616
DineEquity Inc.	152,158	6,540
Ethan Allen Interiors Inc.	191,637	6,209
* LGI Homes Inc.	127,819	6,208
New Media Investment Group Inc.	411,658	6,088
PetMed Express Inc.	181,348	6,012
Capella Education Co.	84,971	5,961
Tailored Brands Inc.	381,774	5,513
* M/I Homes Inc.	205,053	5,481
Sonic Automotive Inc. Class A	267,328	5,453
* Crocs Inc.	556,605	5,399
Ruth's Hospitality Group Inc.	245,939	5,152
* Career Education Corp.	489,568	5,087
* Unifi Inc.	139,465	4,969
Marcus Corp.	177,651	4,921
* William Lyon Homes Class A	203,249	4,673
Rent-A-Center Inc.	402,203	4,617
* Motorcar Parts of America Inc.	143,945	4,241
* Shake Shack Inc. Class A	127,352	4,232
* BJ's Restaurants Inc.	138,589	4,220
* Express Inc.	609,288	4,119
Movado Group Inc.	146,908	4,113
Haverty Furniture Cos. Inc.	156,276	4,087
Finish Line Inc. Class A	335,357	4,034
* Genesco Inc.	148,384	3,947
* Zumiez Inc.	211,817	3,834
* Monarch Casino & Resort Inc.	96,303	3,807
* Nautilus Inc.	221,271	3,739
Barnes & Noble Inc.	484,269	3,680
* Ascena Retail Group Inc.	1,402,080	3,435
* Regis Corp.	224,718	3,207
* MarineMax Inc.	190,387	3,151
* Fossil Group Inc.	336,862	3,143
Tile Shop Holdings Inc.	246,885	3,135
Superior Industries International Inc.	175,658	2,925
* Perry Ellis International Inc.	121,093	2,865
* Biglari Holdings Inc.	8,583	2,861
* American Public Education Inc.	126,532	2,664
* Hibbett Sports Inc.	175,343	2,499
* El Pollo Loco Holdings Inc.	173,275	2,105
* Fiesta Restaurant Group Inc.	101,766	1,934
* Iconix Brand Group Inc.	291,877	1,661
* Vera Bradley Inc.	175,282	1,544
* Ruby Tuesday Inc.	656,878	1,406
* Barnes & Noble Education Inc.	214,307	1,395
Big 5 Sporting Goods Corp.	179,848	1,376
Shoe Carnival Inc.	59,878	1,340
Fred's Inc. Class A	197,472	1,272
Cato Corp. Class A	92,997	1,230

* FTD Cos. Inc.	76,709	1,000
* Kirkland's Inc.	82,549	944
		867,970
Consumer Staples (2.6%)
* Darling Ingredients Inc.	1,206,816	21,143
B&G Foods Inc.	507,896	16,176
J&J Snack Foods Corp.	105,169	13,809
WD-40 Co.	97,804	10,944
Universal Corp.	186,365	10,679
* Central Garden & Pet Co. Class A	248,378	9,237
* Cal-Maine Foods Inc.	213,834	8,789
Calavo Growers Inc.	114,515	8,383
SpartanNash Co.	301,679	7,955
Coca-Cola Bottling Co. Consolidated	34,536	7,451
SUPERVALU Inc.	316,939	6,893
Andersons Inc.	200,820	6,878
Inter Parfums Inc.	113,588	4,686
Medifast Inc.	78,063	4,635
John B Sanfilippo & Son Inc.	60,556	4,076
* Central Garden & Pet Co.	77,959	3,028
* Seneca Foods Corp. Class A	56,951	1,965
		146,727
Energy (3.2%)
* PDC Energy Inc.	493,201	24,182
US Silica Holdings Inc.	592,243	18,401
* McDermott International Inc.	2,143,048	15,580
* SRC Energy Inc.	1,567,275	15,155
* Carrizo Oil & Gas Inc.	599,144	10,263
* Noble Corp. plc	2,098,926	9,655
* Unit Corp.	387,220	7,969
* Helix Energy Solutions Group Inc.	1,067,093	7,886
* Exterran Corp.	230,199	7,277
Archrock Inc.	559,317	7,019
* Newpark Resources Inc.	688,745	6,887
Green Plains Inc.	308,267	6,212
* Atwood Oceanics Inc.	655,900	6,159
* Oil States International Inc.	200,000	5,070
* REX American Resources Corp.	50,561	4,744
* Bill Barrett Corp.	927,873	3,981
* SEACOR Holdings Inc.	78,519	3,620
* Matrix Service Co.	189,335	2,878
Bristow Group Inc.	259,856	2,430
* Geospace Technologies Corp.	133,375	2,377
* Tesco Corp.	410,310	2,236
* Cloud Peak Energy Inc.	606,139	2,218
* Era Group Inc.	173,878	1,946
* CARBO Ceramics Inc.	202,563	1,748
* Pioneer Energy Services Corp.	680,878	1,736
Gulf Island Fabrication Inc.	135,341	1,719
* TETRA Technologies Inc.	340,620	974
* Contango Oil & Gas Co.	187,462	943
		181,265
Financials (16.1%)
Interactive Brokers Group Inc.	546,751	24,626
Evercore Partners Inc. Class A	294,004	23,594
Selective Insurance Group Inc.	430,399	23,177

FirstCash Inc.	363,219	22,937
First Financial Bankshares Inc.	482,317	21,801
ProAssurance Corp.	385,834	21,086
Glacier Bancorp Inc.	548,423	20,708
Community Bank System Inc.	351,387	19,414
American Equity Investment Life Holding Co.	656,598	19,094
CVB Financial Corp.	742,256	17,940
Great Western Bancorp Inc.	428,663	17,695
Columbia Banking System Inc.	420,096	17,690
Old National Bancorp	945,452	17,302
* Green Dot Corp. Class A	341,632	16,938
Hope Bancorp Inc.	950,418	16,832
Financial Engines Inc.	480,728	16,705
RLI Corp.	287,102	16,468
First Midwest Bancorp Inc.	661,615	15,495
Independent Bank Corp.	200,981	15,003
United Community Banks Inc.	515,809	14,721
Banner Corp.	220,248	13,497
Simmons First National Corp. Class A	230,055	13,320
* LendingTree Inc.	54,405	13,299
Ameris Bancorp	269,818	12,951
ServisFirst Bancshares Inc.	329,769	12,812
NBT Bancorp Inc.	345,707	12,694
LegacyTexas Financial Group Inc.	316,120	12,620
Waddell & Reed Financial Inc. Class A	619,145	12,426
Northwest Bancshares Inc.	703,926	12,157
Westamerica Bancorporation	201,972	12,025
Apollo Commercial Real Estate Finance Inc.	663,690	12,019
First Financial Bancorp	455,355	11,908
Horace Mann Educators Corp.	302,175	11,891
Employers Holdings Inc.	258,342	11,742
Provident Financial Services Inc.	429,816	11,463
* BofI Holding Inc.	398,928	11,358
* Walker & Dunlop Inc.	213,829	11,190
Navigators Group Inc.	187,187	10,922
Boston Private Financial Holdings Inc.	655,296	10,845
City Holding Co.	150,182	10,800
S&T Bancorp Inc.	263,555	10,432
* PRA Group Inc.	354,954	10,169
First Commonwealth Financial Corp.	693,367	9,797
Brookline Bancorp Inc.	582,651	9,031
WisdomTree Investments Inc.	877,545	8,933
AMERISAFE Inc.	151,093	8,794
Tompkins Financial Corp.	99,016	8,529
Safety Insurance Group Inc.	111,098	8,477
* Encore Capital Group Inc.	190,270	8,429
Central Pacific Financial Corp.	261,824	8,426
Infinity Property & Casualty Corp.	86,139	8,114
Hanmi Financial Corp.	258,662	8,006
Southside Bancshares Inc.	219,807	7,992
United Fire Group Inc.	171,693	7,867
Banc of California Inc.	372,231	7,724
* Third Point Reinsurance Ltd.	484,610	7,560
National Bank Holdings Corp. Class A	209,475	7,476
* First BanCorp	1,410,033	7,219
TrustCo Bank Corp.	804,862	7,163
Stewart Information Services Corp.	181,341	6,847

* Customers Bancorp Inc.	208,590	6,804
Piper Jaffray Cos.	110,908	6,582
Northfield Bancorp Inc.	348,366	6,044
Virtus Investment Partners Inc.	51,890	6,022
Universal Insurance Holdings Inc.	259,572	5,970
Dime Community Bancshares Inc.	269,474	5,794
Investment Technology Group Inc.	257,745	5,707
* HomeStreet Inc.	201,896	5,451
Bank Mutual Corp.	529,181	5,371
Oritani Financial Corp.	319,133	5,361
* Donnelley Financial Solutions Inc.	242,619	5,231
* INTL. FCStone Inc.	125,603	4,813
* World Acceptance Corp.	57,958	4,804
Fidelity Southern Corp.	189,698	4,485
OFG Bancorp	489,877	4,482
ARMOUR Residential REIT Inc.	166,043	4,467
Maiden Holdings Ltd.	532,049	4,230
Greenhill & Co. Inc.	238,458	3,958
* eHealth Inc.	165,560	3,955
Meta Financial Group Inc.	47,815	3,749
* EZCORP Inc. Class A	375,698	3,569
* Opus Bank	138,858	3,333
* Enova International Inc.	244,440	3,288
Capstead Mortgage Corp.	335,813	3,241
HCI Group Inc.	82,042	3,138
United Insurance Holdings Corp.	136,298	2,222
		910,221
Health Care (12.8%)
* Nektar Therapeutics Class A	1,152,056	27,649
Cantel Medical Corp.	259,184	24,407
Chemed Corp.	116,451	23,529
* Integra LifeSciences Holdings Corp.	440,370	22,230
* Neogen Corp.	279,618	21,659
* Ligand Pharmaceuticals Inc.	146,912	20,002
* ICU Medical Inc.	107,540	19,986
* Medicines Co.	535,650	19,841
* HealthEquity Inc.	369,676	18,698
* Myriad Genetics Inc.	511,603	18,510
* Haemonetics Corp.	381,824	17,132
* AMN Healthcare Services Inc.	351,870	16,080
* Select Medical Holdings Corp.	813,232	15,614
* Merit Medical Systems Inc.	363,309	15,386
* Magellan Health Inc.	175,102	15,111
* Supernus Pharmaceuticals Inc.	373,101	14,924
* Omnicell Inc.	272,054	13,888
* Cambrex Corp.	235,851	12,972
* HMS Holdings Corp.	616,597	12,246
* Inogen Inc.	120,538	11,463
* Amedisys Inc.	202,989	11,359
* Impax Laboratories Inc.	555,006	11,267
* Emergent BioSolutions Inc.	277,718	11,234
* Repligen Corp.	281,543	10,789
* Integer Holdings Corp.	207,675	10,623
* Tivity Health Inc.	251,613	10,266
* Momenta Pharmaceuticals Inc.	534,605	9,890
CONMED Corp.	184,241	9,667
* OraSure Technologies Inc.	428,818	9,648

* Varex Imaging Corp.	275,854	9,335
* MiMedx Group Inc.	779,414	9,259
* Natus Medical Inc.	244,368	9,164
* Spectrum Pharmaceuticals Inc.	627,813	8,833
Ensign Group Inc.	383,524	8,664
* Innoviva Inc.	612,293	8,646
* Acorda Therapeutics Inc.	359,854	8,511
Analogic Corp.	94,321	7,899
* LHC Group Inc.	110,770	7,856
Abaxis Inc.	172,209	7,689
* Diplomat Pharmacy Inc.	354,749	7,347
* BioTelemetry Inc.	215,994	7,128
* PharMerica Corp.	233,759	6,849
* Community Health Systems Inc.	871,500	6,693
* Orthofix International NV	139,902	6,610
* Anika Therapeutics Inc.	112,515	6,526
Phibro Animal Health Corp. Class A	171,017	6,336
US Physical Therapy Inc.	100,300	6,163
* Enanta Pharmaceuticals Inc.	128,706	6,023
* Providence Service Corp.	109,851	5,941
Luminex Corp.	291,610	5,928
* Cytokinetics Inc.	390,154	5,657
* Almost Family Inc.	103,762	5,572
* Quality Systems Inc.	352,639	5,547
* CryoLife Inc.	231,042	5,245
Landauer Inc.	74,796	5,034
* CorVel Corp.	90,653	4,932
* Amphastar Pharmaceuticals Inc.	271,223	4,847
* SciClone Pharmaceuticals Inc.	425,091	4,761
* AMAG Pharmaceuticals Inc.	257,005	4,742
Meridian Bioscience Inc.	329,595	4,713
* AngioDynamics Inc.	271,124	4,634
Kindred Healthcare Inc.	671,664	4,567
* HealthStream Inc.	193,790	4,529
* Heska Corp.	48,378	4,262
Invacare Corp.	268,883	4,235
* Lannett Co. Inc.	225,933	4,169
* Lantheus Holdings Inc.	223,263	3,974
LeMaitre Vascular Inc.	102,955	3,853
* Eagle Pharmaceuticals Inc.	62,288	3,715
* Surmodics Inc.	119,784	3,713
* Cross Country Healthcare Inc.	259,445	3,692
* Progenics Pharmaceuticals Inc.	488,239	3,593
* ANI Pharmaceuticals Inc.	67,152	3,525
Computer Programs & Systems Inc.	94,812	2,802
* Sucampo Pharmaceuticals Inc. Class A	221,637	2,615
Aceto Corp.	216,675	2,433
* Quorum Health Corp.	326,270	1,690
		726,521
Industrials (18.7%)
Healthcare Services Group Inc.	529,391	28,571
Barnes Group Inc.	349,484	24,618
John Bean Technologies Corp.	229,755	23,228
Tetra Tech Inc.	416,782	19,401
* Aerojet Rocketdyne Holdings Inc.	553,294	19,371
* Trex Co. Inc.	215,046	19,369
* Moog Inc. Class A	231,758	19,336

* On Assignment Inc.	359,022	19,272
Applied Industrial Technologies Inc.	277,532	18,262
* Mercury Systems Inc.	350,071	18,162
Hillenbrand Inc.	463,030	17,989
* WageWorks Inc.	289,073	17,547
UniFirst Corp.	112,980	17,116
ABM Industries Inc.	408,140	17,024
SkyWest Inc.	386,700	16,976
Korn/Ferry International	417,711	16,470
Universal Forest Products Inc.	155,122	15,227
Matthews International Corp. Class A	238,621	14,854
Mueller Industries Inc.	424,851	14,849
Simpson Manufacturing Co. Inc.	302,505	14,835
* Hawaiian Holdings Inc.	394,627	14,818
* Proto Labs Inc.	181,063	14,539
Exponent Inc.	192,689	14,240
Brady Corp. Class A	371,942	14,115
Watts Water Technologies Inc. Class A	200,778	13,894
Forward Air Corp.	229,798	13,151
* Harsco Corp.	613,721	12,827
Franklin Electric Co. Inc.	283,817	12,729
* SPX FLOW Inc.	329,848	12,719
EnPro Industries Inc.	157,266	12,665
Allegiant Travel Co. Class A	95,970	12,639
* Atlas Air Worldwide Holdings Inc.	189,161	12,447
Mobile Mini Inc.	357,723	12,324
Insperity Inc.	139,422	12,269
Albany International Corp.	205,946	11,821
Actuant Corp. Class A	445,683	11,410
* Saia Inc.	182,092	11,408
ESCO Technologies Inc.	189,162	11,340
Viad Corp.	183,879	11,198
Kaman Corp.	199,893	11,150
Triumph Group Inc.	373,930	11,124
Greenbrier Cos. Inc.	229,631	11,057
* Hub Group Inc. Class A	252,917	10,863
Interface Inc. Class A	491,991	10,775
* Patrick Industries Inc.	126,282	10,620
Apogee Enterprises Inc.	214,422	10,348
Wabash National Corp.	451,137	10,295
AAON Inc.	296,137	10,209
Standex International Corp.	95,637	10,157
* American Woodmark Corp.	104,799	10,087
* SPX Corp.	338,351	9,927
Comfort Systems USA Inc.	277,647	9,912
* Chart Industries Inc.	246,320	9,663
* FTI Consulting Inc.	272,066	9,653
Federal Signal Corp.	445,882	9,488
Cubic Corp.	184,888	9,429
AZZ Inc.	191,429	9,323
Heartland Express Inc.	365,231	9,160
US Ecology Inc.	166,788	8,973
AAR Corp.	236,165	8,922
* Aerovironment Inc.	164,284	8,891
Raven Industries Inc.	272,677	8,835
* Axon Enterprise Inc.	386,249	8,756
Tennant Co.	130,103	8,613

Multi-Color Corp.	101,033	8,280
Astec Industries Inc.	142,765	7,996
Briggs & Stratton Corp.	329,421	7,741
General Cable Corp.	400,159	7,543
Alamo Group Inc.	70,110	7,528
* Gibraltar Industries Inc.	235,167	7,325
* Lydall Inc.	127,357	7,298
* TrueBlue Inc.	320,217	7,189
Lindsay Corp.	77,065	7,082
CIRCOR International Inc.	126,749	6,899
Encore Wire Corp.	151,788	6,796
* Aegion Corp. Class A	283,628	6,603
Quanex Building Products Corp.	273,611	6,279
ArcBest Corp.	187,282	6,265
RR Donnelley & Sons Co.	601,017	6,190
Kelly Services Inc. Class A	243,735	6,115
Marten Transport Ltd.	295,095	6,064
* Navigant Consulting Inc.	353,599	5,983
Griffon Corp.	268,030	5,950
* PGT Innovations Inc.	394,769	5,902
Matson Inc.	209,203	5,895
* Engility Holdings Inc.	145,983	5,063
Essendant Inc.	333,254	4,389
National Presto Industries Inc.	41,221	4,388
* Echo Global Logistics Inc.	210,325	3,965
* DXP Enterprises Inc.	122,617	3,861
Titan International Inc.	371,352	3,769
* MYR Group Inc.	127,580	3,718
Resources Connection Inc.	261,439	3,634
Heidrick & Struggles International Inc.	170,475	3,606
* Vicor Corp.	130,632	3,083
* Roadrunner Transportation Systems Inc.	286,962	2,735
* Veritiv Corp.	71,269	2,316
Powell Industries Inc.	73,957	2,218
* Orion Group Holdings Inc.	304,606	1,998
Insteel Industries Inc.	47,982	1,253
* Team Inc.	65,283	872
		1,055,051
Information Technology (15.3%)
MKS Instruments Inc.	399,226	37,707
* Lumentum Holdings Inc.	449,287	24,419
* Stamps.com Inc.	119,964	24,311
* CACI International Inc. Class A	174,448	24,309
* Advanced Energy Industries Inc.	299,353	24,176
* Sanmina Corp.	540,536	20,081
* Itron Inc.	245,674	19,027
TiVo Corp.	919,032	18,243
* Anixter International Inc.	210,805	17,918
* Semtech Corp.	475,610	17,859
* Rogers Corp.	132,524	17,663
* II-VI Inc.	418,442	17,219
Brooks Automation Inc.	529,573	16,078
Power Integrations Inc.	218,443	15,990
* Viavi Solutions Inc.	1,673,397	15,830
Cabot Microelectronics Corp.	184,881	14,778
* ExlService Holdings Inc.	242,119	14,120
* Electronics For Imaging Inc.	327,024	13,957

* Plexus Corp.	241,226	13,528
Progress Software Corp.	350,985	13,397
* Insight Enterprises Inc.	269,606	12,380
* OSI Systems Inc.	131,802	12,043
* Benchmark Electronics Inc.	352,354	12,033
Methode Electronics Inc.	282,996	11,985
* Qualys Inc.	225,875	11,700
* Gigamon Inc.	276,050	11,636
Ebix Inc.	177,487	11,581
* Kulicke & Soffa Industries Inc.	528,051	11,390
* NETGEAR Inc.	237,219	11,292
* Rambus Inc.	824,359	11,005
Badger Meter Inc.	220,246	10,792
* Oclaro Inc.	1,245,500	10,749
* Fabrinet	282,447	10,467
* MaxLinear Inc.	436,892	10,376
* TTM Technologies Inc.	665,581	10,230
* ePlus Inc.	106,924	9,885
CSG Systems International Inc.	243,227	9,753
* 8x8 Inc.	702,045	9,478
Xperi Corp.	366,858	9,282
* MicroStrategy Inc. Class A	71,515	9,133
* Applied Optoelectronics Inc.	141,052	9,122
* Bottomline Technologies de Inc.	284,580	9,058
ADTRAN Inc.	360,772	8,659
* Diodes Inc.	286,802	8,584
NIC Inc.	499,000	8,558
* Sykes Enterprises Inc.	288,872	8,424
* ScanSource Inc.	192,621	8,408
ManTech International Corp. Class A	185,467	8,188
* Veeco Instruments Inc.	377,264	8,073
* KEMET Corp.	372,752	7,876
* Virtusa Corp.	206,743	7,811
* Blucora Inc.	308,283	7,800
* Cardtronics plc Class A	326,085	7,503
* SolarEdge Technologies Inc.	258,733	7,387
* SPS Commerce Inc.	129,672	7,354
MTS Systems Corp.	132,257	7,069
* CEVA Inc.	165,082	7,066
* CalAmp Corp.	286,244	6,655
CTS Corp.	262,729	6,332
Monotype Imaging Holdings Inc.	328,891	6,331
Cohu Inc.	265,323	6,325
* Rudolph Technologies Inc.	240,026	6,313
* Cray Inc.	312,820	6,084
* Super Micro Computer Inc.	274,163	6,059
* LivePerson Inc.	435,531	5,901
* Barracuda Networks Inc.	238,502	5,779
* Nanometrics Inc.	200,568	5,776
* FARO Technologies Inc.	148,615	5,685
* Perficient Inc.	285,723	5,620
TeleTech Holdings Inc.	110,849	4,628
Comtech Telecommunications Corp.	223,230	4,583
* XO Group Inc.	208,247	4,096
* Electro Scientific Industries Inc.	291,090	4,052
Park Electrochemical Corp.	199,664	3,694
Daktronics Inc.	342,178	3,617

Forrester Research Inc.	84,761	3,547
* Control4 Corp.	118,153	3,481
* VASCO Data Security International Inc.	260,086	3,134
* DSP Group Inc.	222,772	2,896
* Synchronoss Technologies Inc.	309,591	2,888
Bel Fuse Inc. Class B	80,301	2,505
* Digi International Inc.	227,044	2,407
* Agilysys Inc.	199,650	2,386
* Harmonic Inc.	756,168	2,306
* Kopin Corp.	531,825	2,218
* QuinStreet Inc.	266,379	1,958
* Shutterstock Inc.	54,347	1,809
* DHI Group Inc.	426,703	1,109
Black Box Corp.	118,536	385
* Liquidity Services Inc.	59,496	351
		865,650
Materials (5.2%)
HB Fuller Co.	359,708	20,885
* Ingevity Corp.	305,884	19,109
Balchem Corp.	229,827	18,683
Quaker Chemical Corp.	96,888	14,335
KapStone Paper and Packaging Corp.	651,326	13,997
Kaiser Aluminum Corp.	126,150	13,011
Stepan Co.	141,908	11,872
* AK Steel Holding Corp.	2,067,877	11,559
Innospec Inc.	179,459	11,064
Neenah Paper Inc.	125,632	10,748
* Boise Cascade Co.	296,719	10,355
Schweitzer-Mauduit International Inc.	233,717	9,690
* Kraton Corp.	234,038	9,464
* AdvanSix Inc.	226,694	9,011
Calgon Carbon Corp.	399,702	8,554
* US Concrete Inc.	105,263	8,031
* Koppers Holdings Inc.	173,036	7,986
* Century Aluminum Co.	470,516	7,801
Deltic Timber Corp.	82,667	7,310
A Schulman Inc.	209,431	7,152
Innophos Holdings Inc.	143,511	7,059
PH Glatfelter Co.	336,544	6,546
* Clearwater Paper Corp.	129,222	6,364
Materion Corp.	137,164	5,919
* TimkenSteel Corp.	301,251	4,971
American Vanguard Corp.	206,860	4,737
Rayonier Advanced Materials Inc.	334,041	4,576
* SunCoke Energy Inc.	484,639	4,430
Myers Industries Inc.	184,405	3,863
Tredegar Corp.	214,412	3,859
Haynes International Inc.	106,411	3,821
Hawkins Inc.	83,313	3,399
FutureFuel Corp.	195,338	3,075
Olympic Steel Inc.	103,354	2,274
* LSB Industries Inc.	211,089	1,676
		297,186
Other (3.1%)
2 Vanguard REIT ETF	2,100,000	174,489

*,3 Gerber Scientific Inc. CVR	110,699	13
		174,502
Real Estate (3.1%)
EastGroup Properties Inc.	133,506	11,765
DiamondRock Hospitality Co.	1,032,522	11,306
HFF Inc. Class A	254,117	10,053
PS Business Parks Inc.	70,631	9,429
Government Properties Income Trust	495,334	9,297
CBL & Associates Properties Inc.	1,023,836	8,590
RE/MAX Holdings Inc. Class A	125,449	7,972
Lexington Realty Trust	779,396	7,965
Retail Opportunity Investments Corp.	400,101	7,606
Summit Hotel Properties Inc.	461,913	7,386
Acadia Realty Trust	215,594	6,170
Four Corners Property Trust Inc.	224,248	5,588
LTC Properties Inc.	112,403	5,281
Parkway Inc.	227,437	5,238
Kite Realty Group Trust	251,988	5,103
Agree Realty Corp.	94,290	4,628
CareTrust REIT Inc.	237,800	4,528
National Storage Affiliates Trust	185,652	4,500
American Assets Trust Inc.	111,463	4,433
*,3 Forestar Group Inc.	234,190	4,028
Ramco-Gershenson Properties Trust	297,025	3,864
Getty Realty Corp.	123,157	3,524
Pennsylvania REIT	330,210	3,464
Chesapeake Lodging Trust	125,753	3,392
Universal Health Realty Income Trust	44,447	3,355
Chatham Lodging Trust	145,791	3,108
Independence Realty Trust Inc.	271,252	2,759
Saul Centers Inc.	42,134	2,609
Franklin Street Properties Corp.	233,366	2,478
Urstadt Biddle Properties Inc. Class A	73,615	1,597
Hersha Hospitality Trust Class A	75,899	1,417
Cedar Realty Trust Inc.	160,116	900
Armada Hoffler Properties Inc.	19,416	268
		173,601
Telecommunication Services (1.2%)
Cogent Communications Holdings Inc.	309,526	15,136
* Vonage Holdings Corp.	1,432,315	11,659
Consolidated Communications Holdings Inc.	510,978	9,749
* General Communication Inc. Class A	214,331	8,743
Cincinnati Bell Inc.	339,898	6,747
* Iridium Communications Inc.	635,477	6,545
ATN International Inc.	82,848	4,366
* Lumos Networks Corp.	208,749	3,741
Spok Holdings Inc.	178,998	2,748
		69,434
Utilities (2.8%)
Spire Inc.	367,964	27,468
ALLETE Inc.	349,333	27,000
Avista Corp.	461,513	23,893
South Jersey Industries Inc.	571,750	19,742
El Paso Electric Co.	307,167	16,971
American States Water Co.	286,212	14,096
California Water Service Group	367,075	14,004

Northwest Natural Gas Co.			208,896	13,453
				156,627
Total Common Stocks (Cost $3,627,715)				5,624,755
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund	1.223%		236,050	23,610

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.003%	10/5/17	1,400	1,400
5 United States Treasury Bill	1.169%	3/22/18	1,400	1,392
				2,792
Total Temporary Cash Investments (Cost $26,402)				26,402
Total Investments (100.0%) (Cost $3,654,117)				5,651,157
Other Assets and Liabilities-Net (0.0%)				(1,412)
Net Assets (100%)				5,649,745

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $1,044,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	265	19,781	302

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Tax-Managed Small-Cap Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,620,714	—	4,041
Temporary Cash Investments	23,610	2,792	—
Futures Contracts—Assets[1]	4	—	—
Total	5,644,328	2,792	4,041
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $3,654,117,000. Net unrealized appreciation of investment securities for tax purposes was $1,997,040,000, consisting of unrealized gains of $2,040,091,000 on securities that had risen in value since their purchase and $43,051,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)1
Australia (5.9%)
Commonwealth Bank of Australia	8,837,103	523,278
Westpac Banking Corp.	17,334,343	436,023
Australia & New Zealand Banking Group Ltd.	14,999,309	349,391
National Australia Bank Ltd.	13,657,692	338,617
BHP Billiton Ltd.	16,408,599	332,766
CSL Ltd.	2,314,723	243,680
Wesfarmers Ltd.	5,781,854	187,701
Woolworths Ltd.	6,614,378	130,991
Rio Tinto Ltd.	2,162,478	113,347
Macquarie Group Ltd.	1,569,649	112,382
Transurban Group	10,488,782	97,948
Woodside Petroleum Ltd.	3,732,910	85,477
Scentre Group	26,162,393	80,762
Amcor Ltd.	5,904,146	70,616
South32 Ltd.	26,610,855	68,843
Suncorp Group Ltd.	6,612,070	67,894
Newcrest Mining Ltd.	3,917,511	64,482
AGL Energy Ltd.	3,340,689	61,344
Insurance Australia Group Ltd.	12,067,804	60,441
Westfield Corp.	9,794,025	60,303
Telstra Corp. Ltd.	21,276,169	58,286
Goodman Group	8,996,017	58,246
Brambles Ltd.	8,092,904	57,282
AMP Ltd.	14,915,051	56,637
QBE Insurance Group Ltd.	6,982,095	55,044
Aristocrat Leisure Ltd.	3,245,746	53,612
* Origin Energy Ltd.	8,938,191	52,640
Stockland	12,290,846	41,508
ASX Ltd.	987,916	40,719
Treasury Wine Estates Ltd.	3,778,705	40,651
LendLease Group	2,882,349	40,610
Dexus	5,229,034	39,021
Aurizon Holdings Ltd.	10,040,097	38,691
APA Group	5,662,794	37,148
GPT Group	9,282,897	36,173
Cochlear Ltd.	284,039	35,529
Sonic Healthcare Ltd.	2,137,904	35,132
^ Vicinity Centres	16,679,558	34,838
Oil Search Ltd.	6,231,653	34,382
Mirvac Group	18,788,856	33,799
Caltex Australia Ltd.	1,332,998	33,634
Fortescue Metals Group Ltd.	8,179,150	33,124
Medibank Pvt Ltd.	14,162,104	32,494
Ramsay Health Care Ltd.	661,817	32,382
Boral Ltd.	5,966,699	31,814
James Hardie Industries plc	2,248,892	31,389
Sydney Airport	5,612,730	31,345
Orica Ltd.	1,911,933	29,761
* Santos Ltd.	9,031,845	28,641

	Challenger Ltd.	2,911,619	28,541
	Computershare Ltd.	2,476,440	28,175
	BlueScope Steel Ltd.	2,917,800	25,206
	Incitec Pivot Ltd.	8,600,450	24,366
	SEEK Ltd.	1,755,269	22,919
	Bendigo & Adelaide Bank Ltd.	2,445,676	22,330
	Alumina Ltd.	12,791,430	22,168
	Qantas Airways Ltd.	4,639,000	21,248
	Tatts Group Ltd.	6,708,783	20,989
	Bank of Queensland Ltd.	2,046,050	20,880
	Star Entertainment Grp Ltd.	4,221,114	17,398
	CIMIC Group Ltd.	495,271	17,212
	Coca-Cola Amatil Ltd.	2,717,850	16,498
	Downer EDI Ltd.	3,050,708	16,256
	Crown Resorts Ltd.	1,811,693	16,109
	Iluka Resources Ltd.	2,136,497	15,993
	ALS Ltd.	2,564,532	15,777
	Orora Ltd.	6,185,280	15,090
	Link Administration Holdings Ltd.	2,514,437	14,876
	Tabcorp Holdings Ltd.	4,357,493	14,607
	Ansell Ltd.	773,350	13,552
	REA Group Ltd.	256,474	13,510
	Magellan Financial Group Ltd.	683,203	13,200
	IOOF Holdings Ltd.	1,503,630	13,179
	Macquarie Atlas Roads Group	3,007,360	12,829
^	Qube Holdings Ltd.	6,195,252	12,034
	AusNet Services	9,045,385	12,003
	Healthscope Ltd.	8,952,107	11,752
^	Domino's Pizza Enterprises Ltd.	323,302	11,648
	Northern Star Resources Ltd.	2,998,238	11,599
	DuluxGroup Ltd.	1,991,915	10,962
	carsales.com Ltd.	1,080,492	10,904
	Adelaide Brighton Ltd.	2,334,663	10,701
	Investa Office Fund	3,003,371	10,617
	nib holdings Ltd.	2,341,866	10,556
	BT Investment Management Ltd.	1,205,824	10,486
^	JB Hi-Fi Ltd.	575,491	10,371
*,^	WorleyParsons Ltd.	967,651	10,300
*	Whitehaven Coal Ltd.	3,537,586	10,257
	Charter Hall Group	2,428,924	10,244
	Flight Centre Travel Group Ltd.	287,965	10,192
^	Metcash Ltd.	4,981,123	10,034
	CSR Ltd.	2,664,095	9,920
	OZ Minerals Ltd.	1,577,210	9,228
	Sims Metal Management Ltd.	865,786	9,197
	Evolution Mining Ltd.	5,309,856	9,191
	Fairfax Media Ltd.	12,218,771	9,086
	Perpetual Ltd.	222,766	9,080
	Mineral Resources Ltd.	706,255	9,041
^	Harvey Norman Holdings Ltd.	2,817,835	8,595
	GrainCorp Ltd. Class A	1,174,246	7,533
	G8 Education Ltd.	2,261,423	7,232
^	TPG Telecom Ltd.	1,851,471	7,088
	Corporate Travel Management Ltd.	412,202	7,083
	InvoCare Ltd.	570,259	7,039
^	Independence Group NL	2,533,759	6,914
	Shopping Centres Australasia Property Group	3,820,040	6,869

	Regis Resources Ltd.	2,427,670	6,848
	Primary Health Care Ltd.	2,665,558	6,457
^	Bapcor Ltd.	1,537,532	6,334
	Vocus Group Ltd.	3,358,202	6,309
	IRESS Ltd.	694,506	6,223
	Washington H Soul Pattinson & Co. Ltd.	497,069	6,216
^	Blackmores Ltd.	64,684	5,999
	Cleanaway Waste Management Ltd.	5,496,603	5,937
	Nufarm Ltd.	908,465	5,920
	Breville Group Ltd.	660,037	5,870
	Costa Group Holdings Ltd.	1,315,179	5,778
	Reliance Worldwide Corp. Ltd.	1,856,562	5,754
	BWP Trust	2,471,139	5,725
^	Platinum Asset Management Ltd.	1,194,983	5,692
	Cromwell Property Group	7,521,165	5,637
	Charter Hall Retail REIT	1,741,573	5,402
	Monadelphous Group Ltd.	434,132	5,362
^	Navitas Ltd.	1,498,912	5,335
	Super Retail Group Ltd.	839,584	5,324
	Steadfast Group Ltd.	2,426,939	5,323
	St. Barbara Ltd.	2,447,337	5,043
	Webjet Ltd.	581,372	4,926
	Abacus Property Group	1,649,205	4,895
	Eclipx Group Ltd.	1,532,826	4,882
3	Beach Energy Ltd.	7,488,614	4,882
2	MYOB Group Ltd.	1,760,317	4,763
	Bega Cheese Ltd.	884,963	4,758
	Altium Ltd.	547,617	4,653
	ARB Corp. Ltd.	333,831	4,537
	Seven Group Holdings Ltd.	443,525	4,197
	Premier Investments Ltd.	408,079	4,175
	Aveo Group	2,139,588	4,019
*,^	NEXTDC Ltd.	1,158,990	3,975
*,^	Galaxy Resources Ltd.	1,936,211	3,960
*,^	Mayne Pharma Group Ltd.	7,578,314	3,937
*,^	Saracen Mineral Holdings Ltd.	3,714,501	3,825
	GUD Holdings Ltd.	434,654	3,725
	Charter Hall Long Wale REIT	1,117,253	3,698
	Viva Energy REIT	2,212,568	3,665
	Mantra Group Ltd.	1,449,735	3,634
	Southern Cross Media Group Ltd.	3,809,526	3,544
*,^	Lynas Corp. Ltd.	23,081,677	3,543
	Pact Group Holdings Ltd.	859,198	3,539
*,^	Orocobre Ltd.	998,080	3,514
	Sigma Healthcare Ltd.	5,333,395	3,460
*,^	Pilbara Minerals Ltd.	6,858,677	3,429
	Sandfire Resources NL	733,812	3,332
^	Ardent Leisure Group	2,301,764	3,290
^	SpeedCast International Ltd.	1,035,628	3,241
	Nine Entertainment Co. Holdings Ltd.	2,977,268	3,223
	Aventus Retail Property Fund Ltd.	1,808,933	3,209
	APN Outdoor Group Ltd.	849,365	3,145
*,^	Syrah Resources Ltd.	1,157,116	3,133
	McMillan Shakespeare Ltd.	270,097	3,120
^	Automotive Holdings Group Ltd.	1,193,387	3,114
	Brickworks Ltd.	285,897	3,034
	Growthpoint Properties Australia Ltd.	1,213,737	3,022

	Programmed Maintenance Services Ltd.	1,263,462	2,989
	Credit Corp. Group Ltd.	189,956	2,871
	SmartGroup Corp. Ltd.	394,885	2,858
^	Inghams Group Ltd.	960,547	2,829
	Estia Health Ltd.	1,101,605	2,744
*,^	Aconex Ltd.	869,950	2,728
	Technology One Ltd.	680,181	2,684
	National Storage REIT	2,284,194	2,682
	IDP Education Ltd.	584,219	2,591
	Genworth Mortgage Insurance Australia Ltd.	1,181,514	2,591
	Folkestone Education Trust	1,187,769	2,554
*,^	Australian Agricultural Co. Ltd.	2,100,453	2,543
^	Western Areas Ltd.	1,237,402	2,535
	GWA Group Ltd.	1,233,793	2,535
^	Retail Food Group Ltd.	735,061	2,473
^	Myer Holdings Ltd.	4,034,440	2,455
	oOh!media Ltd.	705,946	2,444
	WiseTech Global Ltd.	355,307	2,427
	Sirtex Medical Ltd.	230,559	2,423
	Tassal Group Ltd.	798,465	2,415
	Arena REIT	1,330,687	2,404
	Collins Foods Ltd.	523,528	2,402
	IPH Ltd.	661,464	2,362
	Centuria Industrial REIT	1,201,494	2,357
	Ingenia Communities Group	1,129,742	2,342
*	Elders Ltd.	593,124	2,258
*	Nanosonics Ltd.	1,096,498	2,249
	Seven West Media Ltd.	4,280,764	2,235
	Australian Pharmaceutical Industries Ltd.	1,895,553	2,222
	HT&E Ltd.	1,356,966	2,199
	Ausdrill Ltd.	1,390,508	2,195
*,^	Gold Road Resources Ltd.	3,935,170	2,189
	Resolute Mining Ltd.	2,704,582	2,180
	Asaleo Care Ltd.	1,776,570	2,160
	GDI Property Group	2,407,256	2,135
	Rural Funds Group	1,253,056	2,124
^	Blue Sky Alternative Investments Ltd.	245,315	2,118
	Hotel Property Investments	850,563	2,110
*,^	Bellamy's Australia Ltd.	356,291	2,110
*	Westgold Resources Ltd.	1,321,872	2,028
	Gateway Lifestyle	1,317,459	2,027
	RCR Tomlinson Ltd.	547,945	1,850
*,^	Starpharma Holdings Ltd.	1,831,408	1,833
^	BWX Ltd.	391,830	1,806
	Regis Healthcare Ltd.	648,609	1,773
^	Tox Free Solutions Ltd.	889,414	1,746
*,^	Infigen Energy	2,898,929	1,731
^	Greencross Ltd.	406,710	1,691
	FlexiGroup Ltd.	1,331,227	1,627
	SG Fleet Group Ltd.	523,272	1,623
*,^	Ainsworth Game Technology Ltd.	780,061	1,564
	MACA Ltd.	928,878	1,562
*,^	Cardno Ltd.	1,419,488	1,561
*,^	Mesoblast Ltd.	1,445,751	1,554
^	Japara Healthcare Ltd.	1,100,088	1,548
	OFX Group Ltd.	1,098,306	1,502
	SeaLink Travel Group Ltd.	445,503	1,496

*	Senex Energy Ltd.	5,608,613	1,459
	WPP AUNZ Ltd.	1,655,934	1,428
^	Superloop Ltd.	745,504	1,388
3	Astro Japan Property Group	255,550	1,353
*,^	Highfield Resources Ltd.	1,506,420	1,312
	Cedar Woods Properties Ltd.	292,689	1,300
*,^	Village Roadshow Ltd.	440,566	1,297
*,^	Perseus Mining Ltd.	4,879,902	1,279
	Virtus Health Ltd.	260,295	1,141
^	iSentia Group Ltd.	805,041	1,127
^	Select Harvests Ltd.	358,036	1,085
*,^	Karoon Gas Australia Ltd.	1,043,199	1,055
^	RCG Corp. Ltd.	1,752,667	1,053
^	Mount Gibson Iron Ltd.	3,399,551	1,016
*	AWE Ltd.	2,639,325	935
*	Beadell Resources Ltd.	5,335,180	793
^	Vita Group Ltd.	555,897	742
	Cabcharge Australia Ltd.	514,822	734
	Thorn Group Ltd.	817,872	716
*,^	Liquefied Natural Gas Ltd.	2,276,091	708
	Cash Converters International Ltd.	2,154,899	668
	ERM Power Ltd.	590,198	625
	Decmil Group Ltd.	477,455	469
*	CSG Ltd.	986,910	403
	NZME Ltd.	638,779	401
	Reject Shop Ltd.	122,616	392
*,3	Quintis Ltd.	1,474,169	341
*,^,3 Paladin Energy Ltd.		6,058,533	223
*,^,3 Arrium Ltd.		8,838,238	153
*,^,3 Ten Network Holdings Ltd.		1,142,310	143
*	MMA Offshore Ltd.	543,039	81
*	Syrah Resources Ltd.	5,510	15
			5,832,047
Austria (0.3%)
	Erste Group Bank AG	1,462,288	63,179
	OMV AG	732,230	42,689
	voestalpine AG	581,961	29,678
*	Raiffeisen Bank International AG	671,915	22,521
	ANDRITZ AG	371,413	21,466
	BUWOG AG	546,598	16,385
	Wienerberger AG	623,797	15,249
^	IMMOFINANZ AG	4,648,315	12,003
	CA Immobilien Anlagen AG	354,276	10,177
	Lenzing AG	67,389	9,776
	Oesterreichische Post AG	170,037	7,850
	Telekom Austria AG Class A	693,830	6,294
	UNIQA Insurance Group AG	561,034	5,877
	Mayr Melnhof Karton AG	40,606	5,824
	Vienna Insurance Group AG Wiener Versicherung Gruppe	195,047	5,763
	RHI AG	132,558	5,539
	S IMMO AG	272,047	4,811
*	Schoeller-Bleckmann Oilfield Equipment AG	52,397	4,194
	Verbund AG	165,712	3,908
	Strabag SE	75,776	3,295
	Zumtobel Group AG	128,490	2,232
	Palfinger AG	49,109	2,232
	EVN AG	138,901	2,169

	Flughafen Wien AG	46,139	1,801
^	DO & CO AG	31,877	1,562
^	Porr AG	46,902	1,482
^	Semperit AG Holding	44,830	1,378
	Kapsch TrafficCom AG	22,770	1,215
			310,549
Belgium (1.1%)
	Anheuser-Busch InBev SA/NV	3,875,929	463,321
	KBC Group NV	1,405,838	119,272
	Solvay SA Class A	356,305	53,267
	Ageas	978,892	46,041
	UCB SA	617,042	43,976
	Umicore SA	473,915	39,234
	Groupe Bruxelles Lambert SA	365,926	38,518
	Proximus SADP	728,489	25,114
	Ackermans & van Haaren NV	113,507	19,910
^	Colruyt SA	332,208	17,022
*	Telenet Group Holding NV	245,891	16,276
	bpost SA	516,640	15,365
	Ontex Group NV	420,124	14,312
	Cofinimmo SA	105,896	13,607
	Sofina SA	77,500	11,907
	KBC Ancora	181,469	10,688
	Warehouses De Pauw CVA	85,610	9,664
	Elia System Operator SA/NV	163,215	9,455
	Melexis NV	94,204	9,123
	Aedifica SA	91,188	8,604
	Bekaert SA	173,654	8,337
*	Tessenderlo Chemie NV (Voting Shares)	130,921	6,371
	Befimmo SA	97,961	6,180
	Gimv NV	97,152	5,973
	D'ieteren SA/NV	114,476	5,255
	Barco NV	48,314	5,217
	Euronav NV	615,968	5,071
	Cie d'Entreprises CFE	33,867	5,049
	Econocom Group SA/NV	643,178	4,915
	Kinepolis Group NV	66,305	4,408
*	AGFA-Gevaert NV	803,244	3,832
^	Ion Beam Applications	98,285	3,347
	Orange Belgium SA	143,062	3,311
*,^	Nyrstar (Voting Shares)	349,571	2,784
	EVS Broadcast Equipment SA	56,986	2,154
*	Greenyard NV	72,238	1,652
	Van de Velde NV	28,460	1,589
	Wereldhave Belgium NV	8,838	972
			1,061,093
Canada (8.3%)
	Royal Bank of Canada	7,436,689	575,386
	Toronto-Dominion Bank	9,476,236	533,525
	Bank of Nova Scotia	6,161,323	396,023
	Enbridge Inc.	8,335,151	348,169
	Canadian National Railway Co.	3,825,755	316,976
	Suncor Energy Inc.	8,507,518	298,164
	Bank of Montreal	3,318,300	251,130
	TransCanada Corp.	4,415,582	218,240
	Manulife Financial Corp.	10,075,925	204,385

Canadian Natural Resources Ltd.	6,035,164	202,131
^ Canadian Imperial Bank of Commerce	2,207,313	193,126
Brookfield Asset Management Inc. Class A	4,297,470	177,444
Sun Life Financial Inc.	3,118,762	124,201
Canadian Pacific Railway Ltd.	739,305	124,178
Magna International Inc.	1,844,995	98,464
Barrick Gold Corp.	5,936,196	95,531
Alimentation Couche-Tard Inc. Class B	2,090,492	95,331
Rogers Communications Inc. Class B	1,825,950	94,155
National Bank of Canada	1,735,651	83,531
Potash Corp. of Saskatchewan Inc.	4,260,420	82,016
Agrium Inc.	708,881	75,970
Restaurant Brands International Inc.	1,167,847	74,615
Fortis Inc.	2,017,073	72,390
Fairfax Financial Holdings Ltd.	138,468	72,059
BCE Inc.	1,525,128	71,456
Pembina Pipeline Corp.	2,030,200	71,234
Franco-Nevada Corp.	911,303	70,596
* CGI Group Inc. Class A	1,323,590	68,633
Thomson Reuters Corp.	1,447,025	66,393
Cenovus Energy Inc.	6,254,045	62,703
Dollarama Inc.	539,338	59,015
Encana Corp.	4,967,812	58,487
Loblaw Cos. Ltd.	1,057,320	57,707
Goldcorp Inc.	4,391,699	57,019
Constellation Software Inc.	101,252	55,240
Intact Financial Corp.	664,930	54,926
Agnico Eagle Mines Ltd.	1,173,261	53,024
Teck Resources Ltd. Class B	2,509,880	52,843
Shaw Communications Inc. Class B	2,187,985	50,362
Power Corp. of Canada	1,958,280	49,767
Waste Connections Inc.	680,559	47,594
Waste Connections Inc. (New York Shares)	663,400	46,411
Wheaton Precious Metals Corp.	2,239,302	42,713
Imperial Oil Ltd.	1,331,275	42,528
Canadian Tire Corp. Ltd. Class A	335,831	41,810
Open Text Corp.	1,282,882	41,394
Great-West Lifeco Inc.	1,423,041	40,955
SNC-Lavalin Group Inc.	891,418	40,286
Metro Inc.	1,159,370	39,871
Onex Corp.	513,445	39,623
First Quantum Minerals Ltd.	3,497,556	39,271
Inter Pipeline Ltd.	1,883,120	39,013
Saputo Inc.	1,109,556	38,407
TELUS Corp.	1,001,215	36,012
Gildan Activewear Inc.	1,124,890	35,151
CCL Industries Inc. Class B	718,400	34,764
^ Power Financial Corp.	1,245,900	34,559
RioCan REIT	1,651,425	31,672
* BlackBerry Ltd.	2,717,560	30,383
Keyera Corp.	950,214	29,045
^ PrairieSky Royalty Ltd.	1,089,218	27,873
CI Financial Corp.	1,270,520	27,788
2 Hydro One Ltd.	1,514,750	27,582
* Kinross Gold Corp.	6,350,794	26,925
* Tourmaline Oil Corp.	1,274,666	25,917
H&R REIT	1,458,105	25,171

ARC Resources Ltd.	1,814,367	24,996
* Valeant Pharmaceuticals International Inc.	1,743,515	24,984
Industrial Alliance Insurance & Financial Services Inc.	547,760	24,803
Veresen Inc.	1,609,150	24,142
* Seven Generations Energy Ltd. Class A	1,525,478	24,134
CAE Inc.	1,370,260	23,973
Crescent Point Energy Corp.	2,771,855	22,259
Lundin Mining Corp.	3,244,255	22,257
West Fraser Timber Co. Ltd.	380,026	21,929
Methanex Corp.	434,999	21,859
WSP Global Inc.	515,070	21,428
George Weston Ltd.	234,720	20,439
^ Algonquin Power & Utilities Corp.	1,898,876	20,073
^ AltaGas Ltd.	863,295	19,885
Finning International Inc.	865,075	19,780
^ Vermilion Energy Inc.	550,290	19,559
^ Cameco Corp.	2,007,817	19,390
* Husky Energy Inc.	1,547,260	19,369
^ Canadian Apartment Properties REIT	691,145	18,683
Canadian Utilities Ltd. Class A	599,685	18,624
* Bombardier Inc. Class B	9,822,050	17,790
Toromont Industries Ltd.	385,545	17,681
^ Ritchie Bros Auctioneers Inc.	539,107	17,045
Stantec Inc.	570,088	15,822
* Turquoise Hill Resources Ltd.	5,100,784	15,780
TMX Group Ltd.	277,869	15,700
Quebecor Inc. Class B	417,740	15,699
Empire Co. Ltd.	862,172	15,257
^ Element Fleet Management Corp.	1,974,033	14,634
^ Enbridge Income Fund Holdings Inc.	567,010	14,605
* IAMGOLD Corp.	2,372,342	14,507
^ Whitecap Resources Inc.	1,865,919	14,506
Atco Ltd.	393,394	14,440
Linamar Corp.	234,360	14,301
^ IGM Financial Inc.	422,415	14,198
Smart REIT	588,850	13,894
Allied Properties REIT	432,375	13,806
Canadian REIT	371,070	13,719
^ Peyto Exploration & Development Corp.	823,780	13,468
* B2Gold Corp.	4,875,135	13,441
^ Parkland Fuel Corp.	658,660	13,398
Pan American Silver Corp.	762,683	12,989
* Stars Group Inc.	626,857	12,811
Yamana Gold Inc.	4,832,071	12,780
Enerplus Corp.	1,242,654	12,260
TFI International Inc.	468,119	12,065
^ Canadian Western Bank	446,550	12,064
Kirkland Lake Gold Ltd.	927,612	11,954
^ First Capital Realty Inc.	752,500	11,869
Chartwell Retirement Residences	979,259	11,694
Premium Brands Holdings Corp.	142,170	11,337
Maple Leaf Foods Inc.	411,090	11,205
^ MacDonald Dettwiler & Associates Ltd.	193,635	11,015
New Flyer Industries Inc.	265,280	10,951
* New Gold Inc.	2,940,363	10,911
Cott Corp.	717,144	10,754
^ Northland Power Inc.	574,080	10,656

*	Descartes Systems Group Inc.	385,703	10,519
	Alamos Gold Inc. Class A	1,522,778	10,288
	FirstService Corp.	155,550	10,221
^	Gibson Energy Inc.	719,654	10,220
^	Cominar REIT	938,238	10,204
^	Osisko Gold Royalties Ltd.	788,951	10,180
^	Cineplex Inc.	322,541	10,092
	Capital Power Corp.	506,160	10,008
*,^	Ivanhoe Mines Ltd.	3,133,745	9,971
	Emera Inc.	262,022	9,924
*	Detour Gold Corp.	894,569	9,865
	Granite REIT	239,029	9,592
	OceanaGold Corp.	3,135,778	9,475
*	Parex Resources Inc.	778,775	9,393
	Colliers International Group Inc.	179,859	8,923
	Enercare Inc.	541,630	8,877
	Eldorado Gold Corp.	4,029,227	8,848
	Hudbay Minerals Inc.	1,182,664	8,767
^	Stella-Jones Inc.	226,724	8,726
	TransAlta Corp.	1,485,040	8,688
	Norbord Inc.	226,250	8,615
	Laurentian Bank of Canada	172,801	8,352
	Jean Coutu Group PJC Inc. Class A	426,445	8,305
	Artis REIT	775,322	8,215
	Tahoe Resources Inc.	1,556,850	8,185
*	Centerra Gold Inc.	1,144,972	8,066
*	Celestica Inc.	648,695	8,027
	ShawCor Ltd.	358,010	7,922
	Superior Plus Corp.	774,291	7,844
*	Great Canadian Gaming Corp.	294,432	7,575
*	Raging River Exploration Inc.	1,184,131	7,469
	Russel Metals Inc.	335,768	7,422
^	Mullen Group Ltd.	539,090	7,366
*	Air Canada Class B	346,176	7,280
*	Pretium Resources Inc.	783,825	7,256
*	Paramount Resources Ltd. Class A	364,272	7,211
*	Kinaxis Inc.	119,846	7,079
	Enerflex Ltd.	476,273	7,023
*	Endeavour Mining Corp.	350,627	7,014
	Transcontinental Inc. Class A	332,360	6,870
^	Dream Office REIT	397,587	6,701
*	Canfor Corp.	349,900	6,573
*	Torex Gold Resources Inc.	416,252	6,522
	Winpak Ltd.	158,195	6,509
*	SSR Mining Inc.	613,015	6,495
^	Innergex Renewable Energy Inc.	542,111	6,243
^	Boardwalk REIT	204,695	6,236
	North West Co. Inc.	255,075	6,114
^	CES Energy Solutions Corp.	1,199,864	6,068
^	Corus Entertainment Inc. Class B	565,345	5,881
*,^	First Majestic Silver Corp.	858,823	5,864
*	Advantage Oil & Gas Ltd.	930,797	5,834
^	Secure Energy Services Inc.	834,416	5,791
	ECN Capital Corp.	1,814,800	5,760
^	Genworth MI Canada Inc.	190,500	5,654
*,^	MEG Energy Corp.	1,272,562	5,599
	Dominion Diamond Corp.	388,792	5,512

	Pason Systems Inc.	361,800	5,445
^	Hudson's Bay Co.	512,250	5,218
	Birchcliff Energy Ltd.	1,063,514	5,157
	Westshore Terminals Investment Corp.	265,948	5,113
*	Precision Drilling Corp.	1,578,450	4,908
*	NuVista Energy Ltd.	799,800	4,840
	TransAlta Renewables Inc.	434,909	4,800
*,^	NovaGold Resources Inc.	1,155,796	4,724
*,^	ProMetic Life Sciences Inc.	3,557,694	4,562
*	Gran Tierra Energy Inc.	1,990,614	4,515
	Northview Apartment REIT	244,700	4,401
	Cogeco Communications Inc.	56,900	4,196
*	SEMAFO Inc.	1,573,767	4,162
	Aecon Group Inc.	287,500	4,048
*	Kelt Exploration Ltd.	700,800	4,005
*	ATS Automation Tooling Systems Inc.	373,600	3,970
	Cascades Inc.	315,600	3,784
	Martinrea International Inc.	415,200	3,773
	Enghouse Systems Ltd.	88,300	3,659
	TORC Oil & Gas Ltd.	720,782	3,553
*,^	Baytex Energy Corp.	1,168,318	3,521
^	Home Capital Group Inc. Class B	302,379	3,366
*	Sierra Wireless Inc.	154,800	3,321
	Ensign Energy Services Inc.	578,400	3,268
^	Extendicare Inc.	426,800	3,191
	Dorel Industries Inc. Class B	131,729	3,152
	Fortis Inc. (New York Shares)	85,692	3,065
^	Nevsun Resources Ltd.	1,406,595	3,044
	Just Energy Group Inc.	502,300	2,911
*,^	Obsidian Energy Ltd.	2,465,689	2,608
*	Crew Energy Inc.	701,200	2,495
*	Alacer Gold Corp.	1,359,400	2,375
*	China Gold International Resources Corp. Ltd.	1,180,200	1,854
	Morguard REIT	146,700	1,673
^	First National Financial Corp.	68,192	1,446
	Canadian Pacific Railway Ltd.	8,100	1,361
*	Trisura Group Ltd.	27,169	580
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	8
			8,214,140
China (0.0%)
*,2	ZhongAn Online P&C Insurance Co. Ltd.	89,911	730

Denmark (1.6%)
	Novo Nordisk A/S Class B	8,979,742	431,735
	Danske Bank A/S	3,597,641	144,170
	Vestas Wind Systems A/S	1,059,109	95,199
	DSV A/S	944,252	71,533
*	Genmab A/S	280,152	61,954
	Carlsberg A/S Class B	536,215	58,841
	Novozymes A/S	1,114,522	57,250
	AP Moller - Maersk A/S Class B	29,927	56,983
	Coloplast A/S Class B	674,801	54,865
	Pandora A/S	549,858	54,366
	AP Moller - Maersk A/S Class A	25,394	46,749
2	DONG Energy A/S	766,419	43,933
	Chr Hansen Holding A/S	449,049	38,547
	ISS A/S	941,585	37,961

	GN Store Nord A/S	714,183	24,518
	TDC A/S	4,084,637	23,955
	Jyske Bank A/S	340,518	19,686
	H Lundbeck A/S	302,629	17,496
	FLSmidth & Co. A/S	249,637	16,525
*,2	Nets A/S	622,399	16,124
*	William Demant Holding A/S	589,815	15,594
	Sydbank A/S	346,679	14,419
	Royal Unibrew A/S	259,390	14,213
	Tryg A/S	577,923	13,362
	SimCorp A/S	204,678	12,511
*	NKT A/S	137,171	11,762
^	Ambu A/S Class B	135,151	10,467
*	Topdanmark A/S	247,223	9,739
	Dfds A/S	154,025	8,809
	Rockwool International A/S Class B	32,031	8,697
*	Bavarian Nordic A/S	167,034	7,494
	Schouw & Co. AB	63,803	6,945
2	Scandinavian Tobacco Group A/S	295,776	5,248
	Spar Nord Bank A/S	412,554	5,144
	ALK-Abello A/S	29,714	4,682
*	Bang & Olufsen A/S	165,645	3,583
	Alm Brand A/S	344,308	3,397
*	D/S Norden A/S	116,970	2,500
	Matas A/S	157,900	2,312
	Solar A/S Class B	22,355	1,361
			1,534,629
Finland (0.9%)
	Nokia Oyj	28,844,283	173,312
	Sampo Oyj Class A	2,386,930	126,328
	Kone Oyj Class B	1,941,848	102,937
	UPM-Kymmene Oyj	2,720,266	73,804
	Wartsila OYJ Abp	793,240	56,177
	Fortum Oyj	2,215,523	44,271
	Stora Enso Oyj	2,915,977	41,247
	Elisa Oyj	730,263	31,460
	Nokian Renkaat Oyj	685,525	30,504
	Neste Oyj	649,981	28,407
	Orion Oyj Class B	518,039	24,054
	Huhtamaki Oyj	530,089	21,409
	Metso Oyj	535,202	19,642
	Kesko Oyj Class B	345,277	18,523
	Amer Sports Oyj	605,971	16,088
	Outokumpu Oyj	1,543,308	16,056
	Konecranes Oyj Class B	315,571	14,014
	Valmet Oyj	705,638	13,874
	Cargotec Oyj Class B	213,844	13,448
	Tieto Oyj	390,914	11,926
	Metsa Board Oyj	874,068	5,992
	Cramo Oyj	212,181	5,574
*,^	Outotec Oyj	699,124	5,536
	Kemira Oyj	386,546	5,082
	Citycon Oyj	1,908,204	5,022
	Uponor Oyj	278,803	4,835
*	DNA Oyj	272,059	4,761
	YIT Oyj	560,090	4,583
	Sanoma Oyj	392,480	4,278

*,^	Caverion Corp.	457,923	4,204
	Ramirent Oyj	333,620	3,448
	Finnair Oyj	259,707	3,438
	Raisio Oyj	567,230	2,461
	F-Secure Oyj	480,202	2,425
	Oriola Oyj	588,285	2,368
*,^	Stockmann OYJ Abp Class B	170,236	1,208
			942,696
France (8.2%)
	TOTAL SA	11,263,723	604,803
	Sanofi	5,571,352	554,613
	BNP Paribas SA	5,510,136	444,537
	LVMH Moet Hennessy Louis Vuitton SE	1,268,829	350,754
	AXA SA	9,654,064	291,865
	Airbus SE	2,790,201	265,615
	Schneider Electric SE	2,701,334	235,237
	Danone SA	2,982,977	234,296
	Vinci SA	2,372,296	225,401
	Societe Generale SA	3,741,703	219,270
	Air Liquide SA	1,400,573	186,776
	L'Oreal SA	857,605	181,851
	Orange SA	9,752,624	159,690
	Safran SA	1,482,414	151,488
	Kering	378,564	150,809
	Cie de Saint-Gobain	2,523,169	150,332
	Pernod Ricard SA	1,079,526	149,336
	Engie SA	8,386,444	142,415
	Vivendi SA	5,457,805	138,268
	Cie Generale des Etablissements Michelin	902,890	131,734
	Essilor International SA	1,035,126	128,292
	Legrand SA	1,356,519	97,901
	Capgemini SE	786,924	92,247
	Valeo SA	1,212,159	89,944
	Credit Agricole SA	4,851,312	88,314
	Renault SA	876,183	86,092
	Hermes International	157,804	79,617
	L'Oreal SA Loyalty Line	368,925	78,229
	Publicis Groupe SA	1,053,836	73,724
	Air Liquide SA (Prime de fidelite)	545,732	72,777
	Atos SE	463,775	71,936
	Dassault Systemes SE	658,276	66,600
*	TechnipFMC plc	2,334,331	64,553
	STMicroelectronics NV	3,185,568	61,798
	Veolia Environnement SA	2,490,254	57,545
	Thales SA	507,000	57,418
	Carrefour SA	2,798,010	56,485
	Sodexo SA	440,676	54,935
	Peugeot SA	2,242,592	53,386
	Bouygues SA	1,012,409	48,060
	Arkema SA	362,335	44,459
	Accor SA	885,913	44,060
	Teleperformance	292,961	43,707
	Klepierre	1,047,476	41,142
	SES SA Class A	1,806,512	39,548
	Eiffage SA	366,536	37,960
	Gecina SA	226,957	36,823
	Natixis SA	4,259,684	34,090

	Suez	1,850,952	33,797
	Bureau Veritas SA	1,299,233	33,530
	SCOR SE	785,829	32,957
	Iliad SA	123,588	32,850
	Alstom SA	771,907	32,797
	Edenred	1,176,921	31,995
	Eurofins Scientific SE	48,319	30,572
	Zodiac Aerospace	996,105	28,799
	Groupe Eurotunnel SE	2,303,345	27,773
*	Ubisoft Entertainment SA	393,918	27,112
	Ingenico Group SA	284,336	26,956
^	Electricite de France SA	2,198,797	26,705
	Rexel SA	1,539,460	26,632
	Faurecia	382,028	26,511
	Eutelsat Communications SA	892,518	26,421
	Orpea	217,607	25,793
	SEB SA	137,816	25,292
	Bollore SA	5,043,353	25,220
*	Rubis SCA	389,784	24,848
	Aeroports de Paris	146,830	23,736
	Ipsen SA	174,601	23,231
	Wendel SA	142,979	23,162
2	Euronext NV	371,002	22,586
2	Amundi SA	253,353	21,066
	Fonciere Des Regions	199,867	20,765
	Lagardere SCA	589,361	19,744
	Eurazeo SA	220,336	19,694
	Dassault Aviation SA	11,736	18,990
	CNP Assurances	809,704	18,982
2	Elior Group	688,344	18,237
	Credit Agricole SA Loyalty Line	951,298	17,318
	Christian Dior SE	53,817	17,238
*	BioMerieux	211,464	17,214
	Casino Guichard Perrachon SA	286,851	17,012
	Imerys SA	185,337	16,746
	Societe BIC SA	132,764	15,915
	ICADE	177,062	15,797
	Altran Technologies SA	811,142	14,922
^	Elis SA	545,485	14,614
*,^	SFR Group SA	357,881	14,600
	Remy Cointreau SA	122,857	14,554
	JCDecaux SA	381,616	14,307
	Nexity SA	217,456	13,288
	Alten SA	141,854	12,826
	Cie Plastic Omnium SA	286,421	12,253
*	Air France-KLM	769,019	12,128
	Sopra Steria Group	63,928	11,869
^	SPIE SA	421,417	11,594
2	Maisons du Monde SA	223,528	9,820
	Euler Hermes Group	79,171	9,355
*,^	Vallourec SA	1,516,239	9,010
^	Havas SA	821,549	8,985
*,2	Worldline SA	211,023	8,949
	Sartorius Stedim Biotech	127,883	8,864
*	DBV Technologies SA	103,780	8,726
*	Fnac Darty SA	86,600	8,341
	Nexans SA	131,395	7,792

	Television Francaise 1	530,356	7,749
	Metropole Television SA	330,279	7,639
	Korian SA	221,633	7,302
	Tarkett SA	157,526	7,096
	Neopost SA	172,778	6,716
	Technicolor SA	1,908,237	6,586
2	Europcar Groupe SA	417,420	6,333
	Trigano SA	40,316	6,250
	SOITEC	90,457	5,937
	Vicat SA	73,887	5,638
	IPSOS	160,055	5,541
	Coface SA	452,929	4,868
^	Gaztransport Et Technigaz SA	87,955	4,780
*,^	Genfit	144,006	4,191
	Mercialys SA	207,883	4,152
	Derichebourg SA	379,477	3,979
*	Eramet	48,995	3,331
	FFP	26,018	3,198
*	Virbac SA	20,731	3,049
	Beneteau SA	172,964	3,008
	Albioma SA	132,668	2,992
	Bonduelle SCA	65,698	2,959
	Electricite de France SA Loyalty Line	229,038	2,782
	Vilmorin & Cie SA	29,459	2,647
	Manitou BF SA	61,546	2,311
	Direct Energie	40,264	2,279
	Boiron SA	24,320	2,172
	Guerbet	23,081	2,149
	Mersen SA	57,370	2,066
	Jacquet Metal Service	59,909	1,989
	Interparfums SA	48,836	1,951
	Rallye SA	105,259	1,950
	GL Events	45,879	1,520
*	Stallergenes Greer plc	22,734	1,149
^	Bourbon Corp.	124,871	1,129
	Haulotte Group SA	59,167	1,119
*,^	Parrot SA	88,746	1,066
	MGI Coutier	23,390	1,035
*	Etablissements Maurel et Prom	231,764	1,030
*	Esso SA Francaise	12,795	959
	Union Financiere de France BQE SA	16,273	599
	Groupe Crit	4,851	463
			8,037,181
Germany (8.0%)
	Bayer AG	4,223,817	576,991
	Siemens AG	3,880,443	547,570
	Allianz SE	2,276,146	511,196
	SAP SE	4,636,351	508,357
	BASF SE	4,669,986	497,526
	Daimler AG	4,919,977	392,740
	Deutsche Telekom AG	16,464,895	307,472
	adidas AG	1,010,490	228,844
	Deutsche Post AG	4,866,674	216,930
	Linde AG	948,257	197,189
	Bayerische Motoren Werke AG	1,658,207	168,299
	Fresenius SE & Co. KGaA	2,061,050	166,678
	Deutsche Bank AG	9,490,412	164,287

	Volkswagen AG Preference Shares	943,270	153,994
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	683,329	146,251
	Infineon Technologies AG	5,780,374	145,738
	Continental AG	550,857	139,902
	E.ON SE	10,517,602	119,233
	Henkel AG & Co. KGaA Preference Shares	854,096	116,365
	Fresenius Medical Care AG & Co. KGaA	1,086,111	106,186
	Vonovia SE	2,473,206	105,329
	Deutsche Boerse AG	952,784	103,445
	HeidelbergCement AG	755,803	77,780
	Henkel AG & Co. KGaA	637,701	77,654
	Deutsche Wohnen AG	1,809,006	76,881
	Merck KGaA	658,834	73,377
*	Commerzbank AG	5,308,259	72,392
	thyssenkrupp AG	2,375,048	70,539
*	RWE AG	2,466,619	56,116
	Beiersdorf AG	511,745	55,098
	Wirecard AG	583,943	53,495
2	Covestro AG	608,635	52,374
	Porsche Automobil Holding SE Preference Shares	788,547	50,453
	Symrise AG	617,437	46,941
	Brenntag AG	788,779	43,971
	MTU Aero Engines AG	262,073	41,851
	GEA Group AG	902,565	41,088
	ProSiebenSat.1 Media SE	1,171,592	39,981
	United Internet AG	601,942	37,521
	Hannover Rueck SE	305,392	36,833
	LANXESS AG	464,695	36,698
*	QIAGEN NV	1,141,018	36,068
	KION Group AG	358,925	34,384
	Deutsche Lufthansa AG	1,200,760	33,392
	LEG Immobilien AG	320,021	32,406
	OSRAM Licht AG	395,837	31,615
2	Innogy SE	653,125	29,096
	HUGO BOSS AG	328,360	28,974
^	Uniper SE	1,011,377	27,757
	Evonik Industries AG	774,085	27,676
*,2	Zalando SE	545,463	27,378
	K&S AG	975,703	26,598
	Rheinmetall AG	219,224	24,725
	Volkswagen AG	139,931	23,669
	Bayerische Motoren Werke AG Preference Shares	259,050	23,091
	Fuchs Petrolub SE Preference Shares	382,900	22,676
	Freenet AG	654,376	21,900
	MAN SE	181,733	20,515
	Telefonica Deutschland Holding AG	3,508,654	19,717
*	Metro Wholesale & Food Specialist AG	824,129	17,421
	Fraport AG Frankfurt Airport Services Worldwide	181,558	17,257
*	Dialog Semiconductor plc	389,653	17,245
	Sartorius AG Preference Shares	175,581	16,801
	Drillisch AG	236,732	16,632
	Duerr AG	123,692	16,563
	HOCHTIEF AG	97,500	16,468
*	Evotec AG	663,941	15,798
	Axel Springer SE	234,948	15,111
	RTL Group SA	199,367	15,103
	Aurubis AG	172,375	13,976

	Hella KGaA Hueck & Co.	227,445	13,411
	Aareal Bank AG	306,247	12,982
	TAG Immobilien AG	770,230	12,957
*,^	MorphoSys AG	149,181	12,603
	Gerresheimer AG	160,642	12,447
	CTS Eventim AG & Co. KGaA	278,218	12,156
	Software AG	243,631	11,904
	GRENKE AG	126,603	11,815
*	Siltronic AG	94,667	11,774
	Rational AG	17,000	11,702
	Stabilus SA	128,214	11,650
	Jungheinrich AG Preference Shares	245,911	11,321
	Leoni AG	167,201	11,095
	Wacker Chemie AG	77,099	11,070
	Norma Group SE	163,179	10,751
	Fielmann AG	121,942	10,574
	TUI AG	619,859	10,538
^	Krones AG	75,726	10,533
	Bechtle AG	140,464	10,528
	METRO AG	839,003	9,880
^	STADA Arzneimittel AG	101,289	9,866
	alstria office REIT-AG	679,534	9,714
	Deutsche EuroShop AG	252,850	9,491
*,2	Rocket Internet SE	359,809	9,265
	Salzgitter AG	194,768	8,847
	Suedzucker AG	410,688	8,833
	Jenoptik AG	258,422	8,572
2	Deutsche Pfandbriefbank AG	544,523	8,162
	Talanx AG	200,281	8,103
^	Stroeer SE & Co. KGaA	123,613	8,100
	TLG Immobilien AG	348,046	8,031
	Nemetschek SE	92,203	7,504
*,2	Hapag-Lloyd AG	173,208	7,326
2	ADO Properties SA	147,486	7,298
	FUCHS PETROLUB SE	140,127	7,194
*	AIXTRON SE	523,694	7,065
	Indus Holding AG	94,409	6,987
^	Bilfinger SE	159,241	6,678
	CompuGroup Medical SE	115,980	6,572
	Schaeffler AG Preference Shares	388,807	6,274
	Carl Zeiss Meditec AG	119,738	6,264
	Sixt SE Preference Shares	98,167	6,054
	DMG Mori AG	96,089	5,962
	Pfeiffer Vacuum Technology AG	36,309	5,727
	Koenig & Bauer AG	69,083	5,699
*	Heidelberger Druckmaschinen AG	1,272,386	5,204
*,2	Tele Columbus AG	484,934	5,133
*,^	zooplus AG	30,280	5,107
	Puma SE	13,033	5,079
	Deutz AG	591,083	4,782
	Kloeckner & Co. SE	369,375	4,744
	RHOEN-KLINIKUM AG	139,249	4,694
*	PATRIZIA Immobilien AG	223,743	4,670
	Sixt SE	57,299	4,565
	KWS Saat SE	10,333	4,526
	XING AG	14,171	4,443
*,^	SGL Carbon SE	253,823	4,297

	Draegerwerk AG & Co. KGaA Preference Shares	37,532	4,168
	Wacker Neuson SE	124,810	4,147
	Takkt AG	161,439	3,702
*,^	Nordex SE	309,032	3,532
*	Vossloh AG	50,663	3,421
	Deutsche Beteiligungs AG	57,242	3,080
	Hamburger Hafen und Logistik AG	95,343	3,006
	Diebold Nixdorf AG	34,495	2,900
	RWE AG Preference Shares	168,303	2,881
	VTG AG	50,593	2,812
	BayWa AG	68,939	2,747
^	ElringKlinger AG	144,844	2,699
	Wuestenrot & Wuerttembergische AG	95,738	2,605
	Biotest AG Preference Shares	93,860	2,514
	DIC Asset AG	218,697	2,419
^	Bertrandt AG	23,739	2,390
^	SMA Solar Technology AG	52,743	2,069
	comdirect bank AG	136,265	1,855
	Gerry Weber International AG	130,112	1,625
	Draegerwerk AG & Co. KGaA	17,751	1,495
	Hornbach Baumarkt AG	32,566	1,241
	H&R GmbH & Co. KGaA	66,289	1,099
	CropEnergies AG	86,437	1,072
^	Biotest AG	32,141	1,037
			7,870,616
Hong Kong (3.1%)
	AIA Group Ltd.	61,757,518	457,209
	CK Hutchison Holdings Ltd.	13,652,712	174,868
	Hong Kong Exchanges & Clearing Ltd.	6,244,350	168,648
	Sun Hung Kai Properties Ltd.	7,225,959	117,713
*	CK Asset Holdings Ltd.	13,715,446	114,021
	Link REIT	11,316,101	92,022
	Hang Seng Bank Ltd.	3,691,606	90,251
	BOC Hong Kong Holdings Ltd.	18,271,849	89,002
	CLP Holdings Ltd.	8,371,559	85,948
	Hong Kong & China Gas Co. Ltd.	41,787,911	78,742
	Galaxy Entertainment Group Ltd.	10,785,248	76,246
	Jardine Matheson Holdings Ltd.	1,053,824	66,838
	Sands China Ltd.	12,273,489	64,192
	AAC Technologies Holdings Inc.	3,538,148	59,871
	Power Assets Holdings Ltd.	6,662,456	57,831
	Wharf Holdings Ltd.	6,184,552	55,328
2	WH Group Ltd.	42,615,661	45,386
	Hongkong Land Holdings Ltd.	5,933,453	42,784
	MTR Corp. Ltd.	7,110,683	41,635
	Jardine Strategic Holdings Ltd.	935,262	40,451
	New World Development Co. Ltd.	28,002,740	40,406
	China Mengniu Dairy Co. Ltd.	13,610,000	38,178
	Henderson Land Development Co. Ltd.	5,452,403	36,266
	Techtronic Industries Co. Ltd.	6,406,949	34,297
	Wheelock & Co. Ltd.	4,153,305	29,318
	Samsonite International SA	6,608,789	28,423
	CK Infrastructure Holdings Ltd.	3,168,571	27,316
	Sino Land Co. Ltd.	15,125,551	26,666
	Bank of East Asia Ltd.	6,037,643	26,171
	Swire Pacific Ltd. Class A	2,647,025	25,770
	Hang Lung Properties Ltd.	10,450,484	24,881

	Wynn Macau Ltd.	7,479,241	20,227
	Want Want China Holdings Ltd.	28,410,090	20,017
	ASM Pacific Technology Ltd.	1,358,061	19,617
	Minth Group Ltd.	3,527,064	18,535
	Swire Properties Ltd.	5,408,492	18,368
*,^	Semiconductor Manufacturing International Corp.	14,499,908	16,406
	Hang Lung Group Ltd.	4,368,648	15,732
	Hysan Development Co. Ltd.	3,267,584	15,417
	Li & Fung Ltd.	29,854,826	15,009
	Yue Yuen Industrial Holdings Ltd.	3,790,659	14,463
	Tingyi Cayman Islands Holding Corp.	9,547,616	14,393
	NWS Holdings Ltd.	7,349,324	14,366
	Kerry Properties Ltd.	3,022,924	12,556
	VTech Holdings Ltd.	822,515	12,028
	PCCW Ltd.	21,673,278	11,764
	Melco International Development Ltd.	4,059,460	11,760
	Dairy Farm International Holdings Ltd.	1,516,300	11,665
	Hopewell Holdings Ltd.	2,925,187	11,408
	Shangri-La Asia Ltd.	5,979,753	11,099
	Sun Art Retail Group Ltd.	11,594,383	10,801
	Xinyi Glass Holdings Ltd.	10,693,077	10,598
^	Kingston Financial Group Ltd.	18,740,000	9,580
	First Pacific Co. Ltd.	11,937,738	9,544
	MGM China Holdings Ltd.	3,941,471	9,459
	Orient Overseas International Ltd.	1,001,805	9,423
	PRADA SPA	2,584,224	9,051
	Vitasoy International Holdings Ltd.	4,054,000	9,044
	SJM Holdings Ltd.	9,542,211	8,766
	Great Eagle Holdings Ltd.	1,515,688	7,985
	Fortune REIT	6,758,000	7,939
	Swire Pacific Ltd. Class B	4,342,500	7,539
	Nexteer Automotive Group Ltd.	4,104,000	7,075
	Luk Fook Holdings International Ltd.	1,728,000	6,980
	Champion REIT	9,976,556	6,899
	Man Wah Holdings Ltd.	7,633,200	6,850
	Johnson Electric Holdings Ltd.	1,740,864	6,674
^	Haitong International Securities Group Ltd.	11,439,745	6,620
	Chow Tai Fook Jewellery Group Ltd.	5,399,817	6,485
2	BOC Aviation Ltd.	1,153,700	6,274
^	IGG Inc.	4,600,000	6,189
*	Cathay Pacific Airways Ltd.	4,040,101	6,121
	United Co. RUSAL plc	8,085,435	6,118
^	Xinyi Solar Holdings Ltd.	15,814,675	5,647
	SITC International Holdings Co. Ltd.	6,118,000	5,557
	Uni-President China Holdings Ltd.	5,636,722	5,556
	Cafe de Coral Holdings Ltd.	1,684,690	5,251
	Dah Sing Financial Holdings Ltd.	759,020	5,168
*	Esprit Holdings Ltd.	9,147,203	5,114
*,^	MMG Ltd.	11,087,576	4,971
	L'Occitane International SA	2,239,961	4,884
	Television Broadcasts Ltd.	1,466,449	4,880
	Shui On Land Ltd.	18,360,520	4,734
	NagaCorp Ltd.	7,612,000	4,629
	FIH Mobile Ltd.	14,536,964	4,600
	China Travel International Investment Hong Kong Ltd.	12,181,704	4,464
*	Pacific Basin Shipping Ltd.	19,234,000	4,357
	Shun Tak Holdings Ltd.	9,031,228	4,037

	Shougang Fushan Resources Group Ltd.	17,683,711	4,030
	Dah Sing Banking Group Ltd.	1,827,784	4,022
^	Value Partners Group Ltd.	4,409,000	4,001
	Towngas China Co. Ltd.	5,599,066	3,935
*,^	KuangChi Science Ltd.	9,322,000	3,729
^	China Goldjoy Group Ltd.	49,616,000	3,698
	K Wah International Holdings Ltd.	6,126,000	3,698
*	Freeman FinTech Corp. Ltd.	62,655,077	3,695
	Kerry Logistics Network Ltd.	2,664,362	3,694
^	Guotai Junan International Holdings Ltd.	11,082,844	3,552
	Giordano International Ltd.	5,862,000	3,521
	HKBN Ltd.	3,363,000	3,513
	Sunlight REIT	5,328,000	3,455
	Yuexiu REIT	5,453,958	3,438
	Stella International Holdings Ltd.	1,801,000	3,152
	Lifestyle International Holdings Ltd.	2,178,030	3,052
3	TCC International Holdings Ltd.	6,556,000	3,019
	Gemdale Properties & Investment Corp. Ltd.	26,212,000	2,966
*	Global Brands Group Holding Ltd.	29,320,428	2,830
*,^	Panda Green Energy Group Ltd.	21,222,000	2,798
*	China Baoli Technologies Holdings Ltd.	134,656,784	2,709
*	Lai Sun Development Co. Ltd.	1,491,150	2,695
*,^	Brightoil Petroleum Holdings Ltd.	13,955,536	2,683
	Far East Consortium International Ltd.	4,895,000	2,591
	Chow Sang Sang Holdings International Ltd.	1,122,000	2,567
	Pacific Textiles Holdings Ltd.	2,494,000	2,566
	Hopewell Highway Infrastructure Ltd.	4,051,160	2,508
	Goodbaby International Holdings Ltd.	4,496,000	2,489
	Prosperity REIT	5,798,000	2,452
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,700,435	2,449
	Huabao International Holdings Ltd.	3,926,000	2,435
	SA Sa International Holdings Ltd.	5,922,227	2,315
	SmarTone Telecommunications Holdings Ltd.	1,910,000	2,292
^	Truly International Holdings Ltd.	6,562,000	2,211
^	HC International Inc.	2,714,000	2,198
	HKR International Ltd.	3,433,600	2,187
	Road King Infrastructure Ltd.	1,351,000	2,183
*,^	China Harmony New Energy Auto Holding Ltd.	3,591,000	2,093
	CP Pokphand Co. Ltd.	25,716,000	2,078
*,^	GCL New Energy Holdings Ltd.	30,356,000	2,024
	Nan Hai Corp. Ltd.	63,900,000	2,015
	Sun Hung Kai & Co. Ltd.	3,060,000	1,969
	Spring REIT	4,355,000	1,939
	Dynam Japan Holdings Co. Ltd.	1,268,200	1,933
	Texwinca Holdings Ltd.	3,179,930	1,911
*	China Oceanwide Holdings Ltd.	21,943,156	1,829
	Pou Sheng International Holdings Ltd.	9,871,000	1,810
	CITIC Telecom International Holdings Ltd.	6,168,000	1,782
	Canvest Environmental Protection Group Co. Ltd.	3,118,000	1,710
	Microport Scientific Corp.	1,851,148	1,707
^	China Silver Group Ltd.	5,652,000	1,698
^	Town Health International Medical Group Ltd.	18,734,000	1,674
*	Singamas Container Holdings Ltd.	7,354,000	1,633
*,^	United Laboratories International Holdings Ltd.	2,138,000	1,594
	Liu Chong Hing Investment Ltd.	928,000	1,558
*	COFCO Meat Holdings Ltd.	7,828,000	1,525
*,^	Digital Domain Holdings Ltd.	51,280,000	1,525

	Ju Teng International Holdings Ltd.	3,802,000	1,505
*,^,2 IMAX China Holding Inc.		493,296	1,490
^,2	Regina Miracle International Holdings Ltd.	1,700,000	1,477
	Emperor Capital Group Ltd.	17,736,000	1,461
*	Convoy Global Holdings Ltd.	55,842,000	1,418
*	G-Resources Group Ltd.	107,400,000	1,417
	Chong Hing Bank Ltd.	689,000	1,408
*,^	BEP International Holdings Ltd.	65,000,000	1,359
*	Beijing Enterprises Medical & Health Group Ltd.	23,910,000	1,321
^	China LNG Group Ltd.	7,982,000	1,227
*,^	Sino Oil And Gas Holdings Ltd.	61,950,000	1,193
	Lee's Pharmaceutical Holdings Ltd.	1,493,500	1,185
*,^	NewOcean Energy Holdings Ltd.	4,302,000	1,175
*,^	Macau Legend Development Ltd.	6,678,505	1,096
	China Aerospace International Holdings Ltd.	8,226,000	1,088
*,^	China LotSynergy Holdings Ltd.	40,040,000	976
*,^	China Strategic Holdings Ltd.	68,405,000	975
	Emperor Watch & Jewellery Ltd.	17,280,000	901
*,^	Honghua Group Ltd.	10,350,000	891
*	Future World Financial Holdings Ltd.	36,196,000	876
*,^	China Financial International Investments Ltd.	28,340,000	857
	Inspur International Ltd.	2,980,000	802
*	Lifestyle China Group Ltd.	2,164,030	763
	Parkson Retail Group Ltd.	4,455,494	756
2	CGN New Energy Holdings Co. Ltd.	5,162,000	709
*	Hong Kong Television Network Ltd.	2,018,000	696
*	BOE Varitronix Ltd.	1,338,000	694
	EVA Precision Industrial Holdings Ltd.	4,854,000	687
	TPV Technology Ltd.	3,842,000	687
*	Sunshine Oilsands Ltd.	18,748,500	674
*	China Medical & HealthCare Group Ltd.	17,180,000	662
	Henderson Investment Ltd.	7,610,000	654
*	NetMind Financial Holdings Ltd.	125,440,000	629
*	Mei Ah Entertainment Group Ltd.	12,840,000	616
*,^	Technovator International Ltd.	1,980,000	609
^	Shenwan Hongyuan HK Ltd.	1,625,000	595
*,^	China Ocean Industry Group Ltd.	78,260,000	592
*,^	Summit Ascent Holdings Ltd.	3,914,000	549
*,^	Good Resources Holdings Ltd.	10,919,595	546
*,^	Anton Oilfield Services Group	5,468,000	542
*,^	Vision Fame International Holding Ltd.	8,122,000	542
*,^	Qianhai Health Holdings Ltd.	34,447,500	509
*	Xinchen China Power Holdings Ltd.	3,538,000	500
*	Tou Rong Chang Fu Group Ltd.	27,460,000	471
*	New World Department Store China Ltd.	1,887,000	409
*,^	13 Holdings Ltd.	3,679,500	397
*,^	New Sports Group Ltd.	92,250,000	391
	Yip's Chemical Holdings Ltd.	958,000	359
*	SOCAM Development Ltd.	1,408,000	351
*	Silver Base Group Holdings Ltd.	3,820,500	343
	AMVIG Holdings Ltd.	962,000	273
*	China Huarong Energy Co. Ltd.	4,137,817	215
*	Sincere Watch Hong Kong Ltd.	9,380,000	203
*	Yanchang Petroleum International Ltd.	11,670,000	199
*	Suncorp Technologies Ltd.	37,330,000	168
*	Trinity Ltd.	2,074,000	117
*	China Healthwise Holdings Ltd.	7,600,000	112

*	I-CABLE Communications Ltd.	2,763,928	91
*	New Focus Auto Tech Holdings Ltd.	345,001	27
*	Peace Map Holding Ltd.	240,000	3
			3,088,144
Ireland (0.2%)
	Kerry Group plc Class A	742,277	71,232
	Bank of Ireland Group plc	4,682,932	38,356
	Kingspan Group plc	758,318	32,295
*	Allied Irish Banks plc	3,462,619	20,763
	Glanbia plc	1,009,328	19,016
*	Ryanair Holdings plc	409,688	7,886
*	Cairn Homes plc	3,478,585	7,067
	Hibernia REIT plc	3,520,890	6,347
	Green REIT plc	3,482,519	6,205
	C&C Group plc	1,620,757	5,866
	Irish Continental Group plc	813,106	5,413
	Origin Enterprises plc	632,210	4,978
*	Permanent TSB Group Holdings plc	566,382	1,238
*	Ryanair Holdings plc ADR	5,745	606
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			227,268
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	4,569,760	81,315
	Bank Leumi Le-Israel BM	7,310,466	38,852
	Bank Hapoalim BM	5,249,666	36,735
	Nice Ltd.	312,315	25,298
	Elbit Systems Ltd.	120,384	17,699
*	Israel Discount Bank Ltd. Class A	6,180,562	15,588
	Bezeq The Israeli Telecommunication Corp. Ltd.	10,740,931	15,352
*	Tower Semiconductor Ltd.	478,181	14,843
	Frutarom Industries Ltd.	187,282	14,406
	Mizrahi Tefahot Bank Ltd.	672,331	12,058
	Israel Chemicals Ltd.	2,586,933	11,517
	Azrieli Group Ltd.	152,144	8,462
	Paz Oil Co. Ltd.	40,122	6,610
	Alony Hetz Properties & Investments Ltd.	489,700	5,200
*	Mazor Robotics Ltd.	210,135	5,153
	First International Bank Of Israel Ltd.	263,311	4,919
	Gazit-Globe Ltd.	484,948	4,676
	Delek Group Ltd.	24,320	4,586
*	Airport City Ltd.	320,397	4,144
	Oil Refineries Ltd.	7,552,601	3,782
	Strauss Group Ltd.	199,908	3,760
*	Nova Measuring Instruments Ltd.	135,175	3,646
*	Israel Corp. Ltd.	17,966	3,591
	Harel Insurance Investments & Financial Services Ltd.	560,582	3,516
	Melisron Ltd.	69,856	3,384
	Reit 1 Ltd.	797,334	3,100
	Amot Investments Ltd.	544,857	3,034
*	Partner Communications Co. Ltd.	475,323	2,565
	Shikun & Binui Ltd.	1,009,587	2,474
*	Cellcom Israel Ltd. (Registered)	259,604	2,420
*	Brack Capital Properties NV	21,220	2,309
	IDI Insurance Co. Ltd.	36,025	2,293
*	Jerusalem Oil Exploration	41,158	2,198
	Shufersal Ltd.	325,983	1,918

	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	35,092	1,795
*	Jerusalem Economy Ltd.	719,345	1,775
	Electra Ltd.	7,908	1,770
	Sella Capital Real Estate Ltd.	844,195	1,682
	Teva Pharmaceutical Industries Ltd. ADR	95,178	1,675
	Matrix IT Ltd.	155,431	1,640
*	Phoenix Holdings Ltd.	351,580	1,618
*	Clal Insurance Enterprises Holdings Ltd.	94,439	1,594
	Migdal Insurance & Financial Holding Ltd.	1,484,293	1,548
*	Africa Israel Properties Ltd.	64,309	1,420
*	Kenon Holdings Ltd.	83,621	1,364
	Bayside Land Corp.	2,892	1,329
	Delta-Galil Industries Ltd.	40,983	1,295
	Big Shopping Centers Ltd.	18,117	1,289
	Formula Systems 1985 Ltd.	31,832	1,280
	Delek Automotive Systems Ltd.	165,207	1,234
	Menora Mivtachim Holdings Ltd.	100,617	1,193
	Naphtha Israel Petroleum Corp. Ltd.	166,795	984
*	Gilat Satellite Networks Ltd.	142,835	840
*	AudioCodes Ltd.	106,784	764
	Norstar Holdings Inc.	40,188	730
*	Allot Communications Ltd.	134,631	723
*	B Communications Ltd.	47,022	670
*	Kamada Ltd.	125,763	606
*	Ceragon Networks Ltd.	295,149	575
*	Evogene Ltd.	114,578	505
	Property & Building Corp. Ltd.	4,482	415
			403,716
Italy (2.4%)
*	UniCredit SPA	11,366,132	242,551
	Enel SPA	39,653,251	238,885
	Intesa Sanpaolo SPA (Registered)	63,491,328	224,780
	Eni SPA	12,748,289	211,135
	Assicurazioni Generali SPA	6,676,388	124,524
*	Fiat Chrysler Automobiles NV	5,547,460	99,419
	Atlantia SPA	2,711,660	85,683
	Ferrari NV	645,667	71,442
	CNH Industrial NV	4,905,208	58,889
	Snam SPA	12,058,165	58,109
*	Telecom Italia SPA (Registered)	57,780,176	54,200
	Luxottica Group SPA	794,519	44,461
	Terna Rete Elettrica Nazionale SPA	7,261,415	42,429
	Leonardo SPA	1,963,342	36,813
	Prysmian SPA	1,079,119	36,461
	EXOR NV	544,299	34,544
	Tenaris SA	2,387,448	33,842
*,^	Banco BPM SPA	7,716,288	32,094
	Mediobanca SPA	2,930,942	31,497
	Unione di Banche Italiane SPA	5,069,611	26,346
	Moncler SPA	818,522	23,650
	Intesa Sanpaolo SPA	7,127,344	23,618
	Recordati SPA	508,388	23,461
	Telecom Italia SPA (Bearer)	31,162,839	23,454
	Davide Campari-Milano SPA	2,944,148	21,387
	FinecoBank Banca Fineco SPA	2,065,122	18,335
2	Poste Italiane SPA	2,337,032	17,216
	BPER Banca	2,392,485	14,336

	Italgas SPA	2,523,664	14,175
	A2A SPA	8,175,868	14,067
*	Brembo SPA	783,332	13,260
	Interpump Group SPA	423,900	13,194
	Azimut Holding SPA	595,245	12,897
	Hera SPA	4,086,294	12,851
^	Saipem SPA	2,950,410	12,742
*,^	Yoox Net-A-Porter Group SPA	315,932	12,400
	Cerved Information Solutions SPA	1,008,310	11,928
	Banca Mediolanum SPA	1,338,455	11,717
	Unipol Gruppo Finanziario SPA	2,452,025	11,250
	UnipolSai Assicurazioni SPA	4,770,310	11,155
	DiaSorin SPA	116,715	10,409
*,2	Pirelli & C SPA	1,336,977	10,271
	Banca Generali SPA	294,041	10,213
	Buzzi Unicem SPA	372,581	10,068
	Banca Popolare di Sondrio SCPA	2,302,991	9,923
2	Anima Holding SPA	1,207,463	9,758
	De' Longhi SPA	296,768	9,560
	Amplifon SPA	594,295	9,047
2	Infrastrutture Wireless Italiane SPA	1,289,331	8,533
	Autogrill SPA	648,780	8,439
	Industria Macchine Automatiche SPA	82,454	7,833
	Societa Cattolica di Assicurazioni SCRL	818,179	7,109
	Iren SPA	2,578,532	6,921
^	Salvatore Ferragamo SPA	236,206	6,640
	Saras SPA	2,332,913	6,261
*,^	Mediaset SPA	1,766,441	6,119
2	Enav SPA	1,282,599	5,879
2	OVS SPA	747,243	5,708
	Societa Iniziative Autostradali e Servizi SPA	338,417	5,406
	Reply SPA	21,997	5,290
	Banca IFIS SPA	96,033	5,257
^	Tod's SPA	66,875	4,743
^	Brunello Cucinelli SPA	148,398	4,601
	Ei Towers SPA	77,393	4,578
	MARR SPA	166,938	4,401
	Beni Stabili SpA SIIQ	4,975,122	4,317
	ASTM SPA	165,163	4,288
2	Technogym SPA	463,505	4,111
	ERG SPA	241,934	3,864
	Datalogic SPA	104,786	3,687
	ACEA SPA	237,083	3,678
	Buzzi Unicem SPA Savings Shares	230,229	3,560
	Parmalat SPA	968,476	3,548
	Danieli & C Officine Meccaniche SPA	191,010	3,527
	Credito Emiliano SPA	361,054	3,249
	Maire Tecnimont SPA	542,264	3,004
	Salini Impregilo SPA	748,659	2,953
*	Fincantieri SPA	2,409,931	2,903
^	Credito Valtellinese SPA	558,252	2,684
2	RAI Way SPA	454,001	2,453
	Piaggio & C SPA	776,469	2,432
	CIR-Compagnie Industriali Riunite SPA	1,477,406	2,285
*	Italmobiliare SPA	71,460	1,930
	Danieli & C Officine Meccaniche SPA	68,708	1,796
	Immobiliare Grande Distribuzione SIIQ SPA	1,698,456	1,772

	Cementir Holding SPA	207,332	1,748
*,^	Juventus Football Club SPA	1,812,255	1,694
^	Geox SPA	389,125	1,663
	Astaldi SPA	220,604	1,511
^	Cairo Communication SPA	285,256	1,444
	Zignago Vetro SPA	134,752	1,293
*	Arnoldo Mondadori Editore SPA	536,425	1,281
*	GEDI Gruppo Editoriale SPA	1,162,941	1,031
*,^	Safilo Group SPA	152,795	1,023
	Cofide SPA	1,305,580	974
	Esprinet SPA	136,426	804
*	Rizzoli Corriere Della Sera Mediagroup SPA	488,250	760
	DeA Capital SPA	378,098	612
*	Banca Carige SPA	352,274	96
3	Banca Monte dei Paschi di Siena SPA	113,708	—
			2,366,139
Japan (20.9%)
	Toyota Motor Corp.	13,356,670	796,437
	Mitsubishi UFJ Financial Group Inc.	65,667,417	426,959
	SoftBank Group Corp.	4,349,952	352,765
	Honda Motor Co. Ltd.	9,105,993	268,996
	Sumitomo Mitsui Financial Group Inc.	6,818,494	262,097
	KDDI Corp.	9,317,322	245,604
	Keyence Corp.	459,966	244,641
	Sony Corp.	6,445,848	240,486
	Mizuho Financial Group Inc.	129,655,957	227,292
	Takeda Pharmaceutical Co. Ltd.	3,886,354	214,900
	Nintendo Co. Ltd.	548,307	202,179
	FANUC Corp.	990,843	200,897
	Japan Tobacco Inc.	6,101,570	199,954
	Shin-Etsu Chemical Co. Ltd.	2,082,090	186,347
	Canon Inc.	5,250,453	179,676
	East Japan Railway Co.	1,898,855	175,280
	Hitachi Ltd.	23,599,638	166,398
	Central Japan Railway Co.	924,917	162,313
	Mitsubishi Electric Corp.	10,094,422	157,911
	Panasonic Corp.	10,878,416	157,867
	Nippon Telegraph & Telephone Corp.	3,417,401	156,588
	Mitsubishi Corp.	6,571,812	152,899
	Seven & i Holdings Co. Ltd.	3,936,688	152,092
	NTT DOCOMO Inc.	6,625,953	151,448
	Nidec Corp.	1,196,888	147,135
	Kao Corp.	2,464,063	145,068
	Bridgestone Corp.	3,183,293	144,533
	Murata Manufacturing Co. Ltd.	969,195	142,683
	Tokio Marine Holdings Inc.	3,566,643	139,589
	Daikin Industries Ltd.	1,354,894	137,214
	Astellas Pharma Inc.	10,581,736	134,680
	Recruit Holdings Co. Ltd.	6,104,862	132,191
	Komatsu Ltd.	4,666,295	132,136
	Denso Corp.	2,499,534	126,502
	Mitsui & Co. Ltd.	8,544,167	126,376
	Tokyo Electron Ltd.	794,308	122,283
	ITOCHU Corp.	7,194,873	117,886
	Daiwa House Industry Co. Ltd.	3,304,979	114,162
	Subaru Corp.	3,122,036	112,603
	Suzuki Motor Corp.	2,096,719	110,046

ORIX Corp.	6,535,871	105,517
SMC Corp.	295,942	104,574
Mitsubishi Estate Co. Ltd.	6,012,550	104,494
Mitsui Fudosan Co. Ltd.	4,817,910	104,467
Dai-ichi Life Holdings Inc.	5,812,230	104,257
Kubota Corp.	5,716,201	103,982
Hoya Corp.	1,912,864	103,445
Kirin Holdings Co. Ltd.	4,272,633	100,381
Kyocera Corp.	1,593,813	98,921
Nissan Motor Co. Ltd.	9,831,289	97,395
Nomura Holdings Inc.	17,040,610	95,615
Nippon Steel & Sumitomo Metal Corp.	3,977,907	91,466
Otsuka Holdings Co. Ltd.	2,142,910	85,206
JXTG Holdings Inc.	16,233,534	83,704
Sumitomo Corp.	5,736,952	82,597
MS&AD Insurance Group Holdings Inc.	2,542,690	81,942
^ Japan Post Holdings Co. Ltd.	6,875,361	81,229
Shionogi & Co. Ltd.	1,461,192	79,879
Shiseido Co. Ltd.	1,978,226	79,173
Asahi Group Holdings Ltd.	1,938,841	78,404
Asahi Kasei Corp.	6,351,839	78,270
Fast Retailing Co. Ltd.	262,192	77,335
FUJIFILM Holdings Corp.	1,971,031	76,577
Daiichi Sankyo Co. Ltd.	3,318,752	74,893
Toray Industries Inc.	7,717,637	74,887
Oriental Land Co. Ltd.	969,261	73,896
Fujitsu Ltd.	9,853,158	73,333
Sompo Holdings Inc.	1,856,688	72,354
Secom Co. Ltd.	987,547	71,918
Eisai Co. Ltd.	1,347,241	69,185
Sumitomo Mitsui Trust Holdings Inc.	1,907,819	68,916
Daito Trust Construction Co. Ltd.	366,601	66,788
Sumitomo Realty & Development Co. Ltd.	2,187,759	66,191
Nitto Denko Corp.	789,351	65,841
West Japan Railway Co.	933,460	64,897
Mitsubishi Chemical Holdings Corp.	6,561,001	62,552
Sumitomo Electric Industries Ltd.	3,825,174	62,534
Terumo Corp.	1,570,420	61,770
Mitsubishi Heavy Industries Ltd.	1,462,719	57,835
Resona Holdings Inc.	11,167,999	57,419
Taisei Corp.	1,071,412	56,187
* Toshiba Corp.	19,560,646	54,851
Marubeni Corp.	7,978,422	54,542
MEIJI Holdings Co. Ltd.	688,306	54,506
Nitori Holdings Co. Ltd.	376,037	53,778
Shimano Inc.	398,665	53,110
Aeon Co. Ltd.	3,544,304	52,387
Tokyo Gas Co. Ltd.	2,134,997	52,283
JFE Holdings Inc.	2,614,750	51,144
Omron Corp.	1,002,706	51,130
Ono Pharmaceutical Co. Ltd.	2,248,715	51,042
Ajinomoto Co. Inc.	2,593,893	50,619
Makita Corp.	1,244,282	50,220
Inpex Corp.	4,697,996	50,047
Sekisui House Ltd.	2,951,096	49,743
Dentsu Inc.	1,121,949	49,285
Olympus Corp.	1,435,223	48,634

Japan Exchange Group Inc.	2,743,080	48,591
Aisin Seiki Co. Ltd.	916,370	48,314
Sumitomo Chemical Co. Ltd.	7,682,055	48,059
Kansai Electric Power Co. Inc.	3,706,267	47,438
Toyota Industries Corp.	824,476	47,418
Sysmex Corp.	733,736	46,879
Kajima Corp.	4,677,117	46,488
Daiwa Securities Group Inc.	8,187,749	46,415
Chugai Pharmaceutical Co. Ltd.	1,102,327	45,808
Unicharm Corp.	1,968,721	45,094
Rakuten Inc.	4,070,825	44,444
Mazda Motor Corp.	2,900,018	44,428
T&D Holdings Inc.	3,057,167	44,351
Hankyu Hanshin Holdings Inc.	1,163,609	44,178
Chubu Electric Power Co. Inc.	3,552,584	44,151
Yamaha Motor Co. Ltd.	1,413,930	42,326
Obayashi Corp.	3,473,791	41,666
TDK Corp.	608,705	41,363
Sumitomo Metal Mining Co. Ltd.	1,214,100	39,086
Rohm Co. Ltd.	448,650	38,498
Toyota Tsusho Corp.	1,153,797	37,920
Yakult Honsha Co. Ltd.	519,133	37,358
Osaka Gas Co. Ltd.	2,007,672	37,316
MISUMI Group Inc.	1,405,943	37,057
Isuzu Motors Ltd.	2,783,139	36,901
Yamato Holdings Co. Ltd.	1,809,603	36,554
Koito Manufacturing Co. Ltd.	581,305	36,503
Asahi Glass Co. Ltd.	981,006	36,438
Sekisui Chemical Co. Ltd.	1,843,062	36,311
Yaskawa Electric Corp.	1,139,641	36,172
Dai Nippon Printing Co. Ltd.	1,503,615	36,059
Tokyu Corp.	2,507,705	35,516
Ryohin Keikaku Co. Ltd.	119,277	35,161
LIXIL Group Corp.	1,320,245	35,061
NEC Corp.	1,267,061	34,372
NTT Data Corp.	3,211,950	34,371
Bandai Namco Holdings Inc.	991,410	34,060
Seiko Epson Corp.	1,403,956	33,998
Ricoh Co. Ltd.	3,489,860	33,936
Kintetsu Group Holdings Co. Ltd.	910,456	33,871
Kuraray Co. Ltd.	1,807,629	33,820
MINEBEA MITSUMI Inc.	2,157,703	33,794
Tosoh Corp.	1,449,896	32,727
* Tokyo Electric Power Co. Holdings Inc.	8,036,843	32,467
Shimizu Corp.	2,889,699	32,045
Yahoo Japan Corp.	6,630,254	31,513
Yamaha Corp.	847,536	31,292
TOTO Ltd.	740,925	31,226
NSK Ltd.	2,305,159	31,122
Tohoku Electric Power Co. Inc.	2,435,684	30,993
Nikon Corp.	1,783,215	30,923
Concordia Financial Group Ltd.	6,054,420	29,945
Odakyu Electric Railway Co. Ltd.	1,565,538	29,706
Santen Pharmaceutical Co. Ltd.	1,862,020	29,379
M3 Inc.	1,014,032	28,911
Trend Micro Inc.	582,264	28,686
Start Today Co. Ltd.	904,257	28,656

	Disco Corp.	140,143	28,562
	Suntory Beverage & Food Ltd.	639,944	28,466
	Brother Industries Ltd.	1,210,135	28,215
	Tobu Railway Co. Ltd.	1,026,197	28,196
	NH Foods Ltd.	1,025,245	28,178
	Mitsui Chemicals Inc.	916,952	27,891
	Kikkoman Corp.	901,840	27,710
	Shimadzu Corp.	1,388,839	27,393
*	Nexon Co. Ltd.	1,025,937	26,820
	Nippon Paint Holdings Co. Ltd.	785,801	26,732
*	Renesas Electronics Corp.	2,432,700	26,513
	Toppan Printing Co. Ltd.	2,668,184	26,469
	Mitsubishi Tanabe Pharma Corp.	1,149,791	26,396
	Stanley Electric Co. Ltd.	769,252	26,384
	Japan Post Bank Co. Ltd.	2,101,374	25,970
	Nissan Chemical Industries Ltd.	732,573	25,781
	Keikyu Corp.	1,269,634	25,748
	NGK Insulators Ltd.	1,353,798	25,365
	Mitsubishi Motors Corp.	3,189,957	25,256
	Kyushu Electric Power Co. Inc.	2,372,017	25,199
	Alps Electric Co. Ltd.	951,898	25,157
	Kansai Paint Co. Ltd.	983,745	24,781
	Kawasaki Heavy Industries Ltd.	746,988	24,768
	Nippon Express Co. Ltd.	374,716	24,429
	Kyushu Railway Co.	815,859	24,270
	Keio Corp.	587,336	24,209
	Shizuoka Bank Ltd.	2,689,363	24,203
	Oji Holdings Corp.	4,453,002	24,044
	Chiba Bank Ltd.	3,342,418	23,937
	Taiheiyo Cement Corp.	617,521	23,857
	IHI Corp.	679,654	23,692
	Lion Corp.	1,289,070	23,554
	Hoshizaki Corp.	266,927	23,448
	Daifuku Co. Ltd.	472,000	23,276
	Hirose Electric Co. Ltd.	164,800	23,205
	Sumitomo Heavy Industries Ltd.	575,472	23,099
	Konami Holdings Corp.	479,028	23,062
	Aozora Bank Ltd.	596,732	22,720
*,^	Sharp Corp.	746,817	22,586
	ANA Holdings Inc.	594,636	22,524
	Don Quijote Holdings Co. Ltd.	598,518	22,371
	Nisshin Seifun Group Inc.	1,330,363	22,270
	Mitsubishi Gas Chemical Co. Inc.	947,542	22,233
	Tsuruha Holdings Inc.	185,225	22,147
	USS Co. Ltd.	1,096,890	22,139
	Nabtesco Corp.	593,828	22,094
	Kyowa Hakko Kirin Co. Ltd.	1,292,955	22,031
	Mitsubishi Materials Corp.	635,123	21,999
	Nissin Foods Holdings Co. Ltd.	361,238	21,949
	FamilyMart UNY Holdings Co. Ltd.	413,753	21,797
	Obic Co. Ltd.	340,813	21,457
	Nomura Research Institute Ltd.	545,132	21,289
	Electric Power Development Co. Ltd.	843,966	21,201
	Yokogawa Electric Corp.	1,237,806	21,093
	Idemitsu Kosan Co. Ltd.	743,577	21,015
	NGK Spark Plug Co. Ltd.	980,337	20,878
	Showa Denko KK	665,008	20,749

Yamada Denki Co. Ltd.	3,774,446	20,639
Toho Co. Ltd.	583,985	20,392
Mebuki Financial Group Inc.	5,247,227	20,302
Temp Holdings Co. Ltd.	869,769	20,266
Japan Airlines Co. Ltd.	597,817	20,237
Keisei Electric Railway Co. Ltd.	727,111	20,117
Nagoya Railroad Co. Ltd.	933,365	20,099
Hamamatsu Photonics KK	660,815	19,991
THK Co. Ltd.	581,884	19,847
Seibu Holdings Inc.	1,134,572	19,380
Coca-Cola Bottlers Japan Inc.	598,016	19,370
Isetan Mitsukoshi Holdings Ltd.	1,848,712	19,319
Haseko Corp.	1,447,372	19,314
Suruga Bank Ltd.	893,698	19,286
Konica Minolta Inc.	2,308,340	18,966
Pigeon Corp.	551,603	18,857
Bank of Kyoto Ltd.	369,130	18,789
Amada Holdings Co. Ltd.	1,702,341	18,691
Daicel Corp.	1,533,845	18,495
JSR Corp.	972,689	18,495
Nippon Shinyaku Co. Ltd.	262,134	18,218
JGC Corp.	1,121,996	18,170
Hisamitsu Pharmaceutical Co. Inc.	373,705	17,959
Furukawa Electric Co. Ltd.	324,750	17,853
Taisho Pharmaceutical Holdings Co. Ltd.	233,492	17,742
Kobayashi Pharmaceutical Co. Ltd.	312,842	17,733
Hulic Co. Ltd.	1,803,237	17,682
Sumco Corp.	1,118,270	17,644
Fuji Electric Co. Ltd.	3,176,048	17,623
Sojitz Corp.	6,341,129	17,546
Teijin Ltd.	888,175	17,523
J Front Retailing Co. Ltd.	1,266,038	17,505
Kobe Steel Ltd.	1,523,457	17,447
Fukuoka Financial Group Inc.	3,726,538	17,238
Ebara Corp.	516,627	17,164
Mitsui OSK Lines Ltd.	563,690	17,105
Toyo Suisan Kaisha Ltd.	464,502	17,065
* Nippon Yusen KK	819,300	17,049
^ Credit Saison Co. Ltd.	819,473	17,004
^ Advantest Corp.	896,783	16,814
Otsuka Corp.	261,556	16,775
Hino Motors Ltd.	1,367,153	16,730
Kose Corp.	145,622	16,692
Alfresa Holdings Corp.	908,475	16,644
Hitachi Construction Machinery Co. Ltd.	560,548	16,612
Sumitomo Rubber Industries Ltd.	902,579	16,566
Nippon Electric Glass Co. Ltd.	422,980	16,396
Lawson Inc.	245,593	16,263
Nihon M&A Center Inc.	331,600	16,228
Kurita Water Industries Ltd.	561,302	16,222
Rinnai Corp.	187,744	16,082
Sohgo Security Services Co. Ltd.	348,913	16,016
JTEKT Corp.	1,155,529	15,996
Hakuhodo DY Holdings Inc.	1,208,904	15,917
Chugoku Electric Power Co. Inc.	1,490,134	15,830
Casio Computer Co. Ltd.	1,116,946	15,755
Marui Group Co. Ltd.	1,100,239	15,750

	Tokyu Fudosan Holdings Corp.	2,605,377	15,726
	Ube Industries Ltd.	539,306	15,607
	Ulvac Inc.	245,900	15,497
	Square Enix Holdings Co. Ltd.	401,666	15,127
	SBI Holdings Inc.	1,001,989	15,111
	Mitsui Mining & Smelting Co. Ltd.	289,497	15,021
	Denka Co. Ltd.	453,729	14,966
	DIC Corp.	411,587	14,924
	Keihan Holdings Co. Ltd.	499,947	14,643
	Suzuken Co. Ltd.	411,306	14,629
	Azbil Corp.	338,001	14,509
	Sega Sammy Holdings Inc.	1,035,165	14,470
	Air Water Inc.	779,049	14,385
	Hitachi Metals Ltd.	1,030,041	14,354
	Sony Financial Holdings Inc.	873,727	14,337
	Hikari Tsushin Inc.	113,503	14,239
	CyberAgent Inc.	484,498	14,148
	Hitachi Chemical Co. Ltd.	512,624	14,067
	Takashimaya Co. Ltd.	1,495,349	14,005
	SCREEN Holdings Co. Ltd.	201,167	13,974
	MediPal Holdings Corp.	803,312	13,961
	Ezaki Glico Co. Ltd.	264,469	13,960
	Asics Corp.	929,796	13,868
^	Asahi Intecc Co. Ltd.	265,591	13,854
	Kewpie Corp.	574,213	13,854
	Gunma Bank Ltd.	2,232,993	13,834
	Nankai Electric Railway Co. Ltd.	557,214	13,792
	Sundrug Co. Ltd.	332,590	13,782
	Nichirei Corp.	545,861	13,696
	Tokyo Tatemono Co. Ltd.	1,068,476	13,668
	Nomura Real Estate Holdings Inc.	636,848	13,585
	Toyo Seikan Group Holdings Ltd.	811,335	13,558
	Toho Gas Co. Ltd.	460,975	13,500
	Hachijuni Bank Ltd.	2,156,234	13,491
	NOK Corp.	602,903	13,487
	Matsumotokiyoshi Holdings Co. Ltd.	201,033	13,466
	Shinsei Bank Ltd.	840,011	13,463
	Yamaguchi Financial Group Inc.	1,149,252	13,459
	Calbee Inc.	382,546	13,436
	Shimamura Co. Ltd.	110,765	13,287
	Benesse Holdings Inc.	366,216	13,213
	Iida Group Holdings Co. Ltd.	740,350	13,207
	Mabuchi Motor Co. Ltd.	263,041	13,178
	Nifco Inc.	214,130	13,083
	Nippon Kayaku Co. Ltd.	847,139	13,048
	Oracle Corp. Japan	165,795	13,032
	Park24 Co. Ltd.	523,245	12,742
	Kyushu Financial Group Inc.	2,062,220	12,696
	Chugoku Bank Ltd.	925,122	12,688
	COMSYS Holdings Corp.	530,960	12,683
	Hiroshima Bank Ltd.	1,560,726	12,654
	Seven Bank Ltd.	3,472,502	12,549
*,^	PeptiDream Inc.	405,500	12,534
^	Kagome Co. Ltd.	398,533	12,503
	Tsumura & Co.	345,175	12,440
	Miraca Holdings Inc.	265,690	12,369
	DeNA Co. Ltd.	550,365	12,345

	Hitachi High-Technologies Corp.	339,185	12,319
	AEON Financial Service Co. Ltd.	588,497	12,311
	Kamigumi Co. Ltd.	529,642	12,271
	Yamazaki Baking Co. Ltd.	670,921	12,110
	TIS Inc.	407,500	12,035
	Relo Group Inc.	524,700	12,005
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,250,819	11,942
	Sanwa Holdings Corp.	1,012,733	11,631
^	Morinaga & Co. Ltd.	208,300	11,598
	Showa Shell Sekiyu KK	1,005,186	11,588
	Nippon Shokubai Co. Ltd.	162,891	11,514
	Fujikura Ltd.	1,430,859	11,500
	Pola Orbis Holdings Inc.	377,280	11,408
	Zenkoku Hosho Co. Ltd.	271,329	11,405
	Toyo Tire & Rubber Co. Ltd.	504,300	11,348
	Kaneka Corp.	1,457,336	11,324
	House Foods Group Inc.	380,177	11,303
^	Iyo Bank Ltd.	1,391,641	11,277
	Aeon Mall Co. Ltd.	629,694	11,209
	Rohto Pharmaceutical Co. Ltd.	495,191	11,181
	Kinden Corp.	692,204	11,159
	Horiba Ltd.	196,900	11,148
*,^	Kawasaki Kisen Kaisha Ltd.	423,098	11,144
^	Miura Co. Ltd.	500,400	11,021
	Yokohama Rubber Co. Ltd.	533,466	11,002
	Sumitomo Forestry Co. Ltd.	698,291	10,936
	Sumitomo Dainippon Pharma Co. Ltd.	836,388	10,896
	Hokuhoku Financial Group Inc.	668,303	10,757
^	Tokyo Century Corp.	237,974	10,720
	Sankyu Inc.	251,800	10,664
	Daido Steel Co. Ltd.	179,481	10,662
	Seino Holdings Co. Ltd.	755,096	10,611
^	GS Yuasa Corp.	1,978,873	10,404
	Izumi Co. Ltd.	202,393	10,390
	Ito En Ltd.	304,260	10,267
	Welcia Holdings Co. Ltd.	268,940	10,132
	Daiichikosho Co. Ltd.	211,200	10,113
	Citizen Watch Co. Ltd.	1,464,125	10,096
	NOF Corp.	355,500	10,060
	Glory Ltd.	280,512	9,944
^	Skylark Co. Ltd.	668,913	9,886
	Sugi Holdings Co. Ltd.	185,511	9,875
	Cosmos Pharmaceutical Corp.	44,207	9,869
	Penta-Ocean Construction Co. Ltd.	1,533,700	9,683
	Zeon Corp.	745,501	9,672
	Itochu Techno-Solutions Corp.	258,409	9,653
^	Sotetsu Holdings Inc.	398,071	9,626
	Aica Kogyo Co. Ltd.	284,500	9,564
	Maruichi Steel Tube Ltd.	327,791	9,543
	Nagase & Co. Ltd.	567,931	9,527
	Sawai Pharmaceutical Co. Ltd.	166,907	9,489
	Tokai Carbon Co. Ltd.	1,003,500	9,451
	NHK Spring Co. Ltd.	873,879	9,424
	TS Tech Co. Ltd.	279,278	9,390
^	Nishi-Nippon Railroad Co. Ltd.	387,731	9,337
	DMG Mori Co. Ltd.	515,888	9,277
	Shikoku Electric Power Co. Inc.	785,847	9,240

	ADEKA Corp.	505,900	9,232
	Topcon Corp.	521,642	9,207
^	NTN Corp.	2,170,557	9,197
	Toda Corp.	1,169,647	9,121
	Nishi-Nippon Financial Holdings Inc.	831,668	9,110
^	Zensho Holdings Co. Ltd.	503,100	9,086
	SCSK Corp.	213,428	9,066
^	Ibiden Co. Ltd.	567,757	9,058
	Kyowa Exeo Corp.	455,500	9,051
	Nippon Light Metal Holdings Co. Ltd.	3,167,200	9,021
	Kaken Pharmaceutical Co. Ltd.	177,111	9,014
	Kakaku.com Inc.	704,262	8,985
^	K's Holdings Corp.	405,590	8,983
	77 Bank Ltd.	362,793	8,980
	Sapporo Holdings Ltd.	332,499	8,963
	Leopalace21 Corp.	1,284,700	8,953
	Nippon Paper Industries Co. Ltd.	480,493	8,939
	Sankyo Co. Ltd.	279,808	8,928
	Toyoda Gosei Co. Ltd.	377,297	8,916
^	Taiyo Yuden Co. Ltd.	596,721	8,837
	Taiyo Nippon Sanso Corp.	742,107	8,795
	Wacoal Holdings Corp.	306,115	8,739
	Nipro Corp.	625,209	8,630
	Bic Camera Inc.	775,043	8,622
	Takara Holdings Inc.	944,413	8,619
	Toagosei Co. Ltd.	641,900	8,605
	Aoyama Trading Co. Ltd.	238,809	8,546
	Nihon Parkerizing Co. Ltd.	531,500	8,515
	Mitsubishi Logistics Corp.	342,165	8,513
^	Toyobo Co. Ltd.	446,737	8,511
	Japan Airport Terminal Co. Ltd.	237,320	8,456
	Sumitomo Osaka Cement Co. Ltd.	1,908,344	8,440
	Maeda Corp.	687,000	8,404
^	Dowa Holdings Co. Ltd.	228,350	8,387
	Amano Corp.	352,100	8,335
^	OSG Corp.	365,778	8,329
	OKUMA Corp.	151,705	8,314
	TechnoPro Holdings Inc.	175,100	8,308
^	MonotaRO Co. Ltd.	309,517	8,279
	Nihon Kohden Corp.	380,461	8,235
	Tokuyama Corp.	346,000	8,202
	Jafco Co. Ltd.	159,270	8,156
	Ushio Inc.	599,733	8,004
	Japan Lifeline Co. Ltd.	160,400	7,954
*,^	Acom Co. Ltd.	2,031,648	7,883
	Nippon Suisan Kaisha Ltd.	1,404,900	7,846
	Daishi Bank Ltd.	165,745	7,819
	H2O Retailing Corp.	437,787	7,809
^	Hokuriku Electric Power Co.	914,133	7,673
	Kyudenko Corp.	197,700	7,668
	Nisshinbo Holdings Inc.	646,971	7,658
	Nishimatsu Construction Co. Ltd.	263,800	7,627
	Morinaga Milk Industry Co. Ltd.	198,800	7,597
^	Shima Seiki Manufacturing Ltd.	144,000	7,587
^	Japan Post Insurance Co. Ltd.	350,494	7,511
	Fuji Machine Manufacturing Co. Ltd.	401,300	7,478
	Okumura Corp.	195,000	7,459

	Kokuyo Co. Ltd.	435,600	7,383
	Cosmo Energy Holdings Co. Ltd.	320,194	7,345
	Japan Steel Works Ltd.	316,727	7,291
	Hitachi Kokusai Electric Inc.	264,200	7,243
	Shiga Bank Ltd.	1,301,393	7,242
	Tadano Ltd.	613,428	7,175
	Tokyo Ohka Kogyo Co. Ltd.	201,500	7,166
	Toyota Boshoku Corp.	331,088	7,020
	Lintec Corp.	257,447	6,987
	Nichias Corp.	564,000	6,969
	Tokyo Seimitsu Co. Ltd.	195,900	6,952
	San-In Godo Bank Ltd.	801,486	6,950
	Tokai Tokyo Financial Holdings Inc.	1,169,235	6,947
	ABC-Mart Inc.	131,372	6,939
^	Ain Holdings Inc.	98,600	6,799
	Awa Bank Ltd.	1,027,045	6,781
	Shochiku Co. Ltd.	47,451	6,769
	Tsubakimoto Chain Co.	845,000	6,754
	Hazama Ando Corp.	964,400	6,750
	Nikkon Holdings Co. Ltd.	272,700	6,747
*,^	LINE Corp.	186,458	6,743
	Hokkaido Electric Power Co. Inc.	944,192	6,743
	Hanwa Co. Ltd.	185,400	6,658
	SHO-BOND Holdings Co. Ltd.	116,200	6,623
	Ship Healthcare Holdings Inc.	214,100	6,614
	Ariake Japan Co. Ltd.	90,300	6,485
	Fuji Seal International Inc.	214,100	6,478
	Meitec Corp.	128,500	6,442
	Iwatani Corp.	209,600	6,385
	Rengo Co. Ltd.	1,067,314	6,353
	Maeda Road Construction Co. Ltd.	293,614	6,323
	Fuyo General Lease Co. Ltd.	96,500	6,303
	Itoham Yonekyu Holdings Inc.	697,505	6,288
^	Kenedix Inc.	1,130,000	6,287
	Duskin Co. Ltd.	222,500	6,271
	Topre Corp.	203,800	6,264
	PALTAC Corp.	160,400	6,260
	Resorttrust Inc.	348,388	6,234
^	Nippon Gas Co. Ltd.	200,400	6,233
	Megmilk Snow Brand Co. Ltd.	228,400	6,211
^	Anritsu Corp.	747,370	6,208
	Tomy Co. Ltd.	447,700	6,191
	Pilot Corp.	128,000	6,121
	Shimachu Co. Ltd.	232,278	6,106
	KYB Corp.	100,022	6,053
	FP Corp.	118,362	6,052
	Sumitomo Bakelite Co. Ltd.	810,000	5,972
	Fuji Oil Holdings Inc.	227,100	5,929
	Oki Electric Industry Co. Ltd.	444,300	5,924
^	Juroku Bank Ltd.	176,715	5,819
	Mitsubishi Pencil Co. Ltd.	230,100	5,781
	Capcom Co. Ltd.	233,884	5,759
^	Sanrio Co. Ltd.	302,166	5,742
	Fujitsu General Ltd.	281,300	5,693
	Canon Marketing Japan Inc.	237,942	5,691
	Keiyo Bank Ltd.	1,210,367	5,621
	Kiyo Bank Ltd.	333,100	5,595

	Outsourcing Inc.	401,000	5,584
	Heiwa Corp.	280,336	5,555
	Hokkoku Bank Ltd.	126,139	5,532
	Nippo Corp.	256,884	5,499
	Sangetsu Corp.	319,800	5,498
	Fujitec Co. Ltd.	390,800	5,468
	CKD Corp.	277,500	5,461
^	NTT Urban Development Corp.	545,231	5,429
	Unipres Corp.	195,000	5,426
	Takasago Thermal Engineering Co. Ltd.	327,500	5,414
	Inaba Denki Sangyo Co. Ltd.	130,300	5,408
	Toho Holdings Co. Ltd.	281,300	5,382
	Nichiha Corp.	142,600	5,354
	Kanematsu Corp.	418,400	5,345
	Fukuyama Transporting Co. Ltd.	167,985	5,326
	Yoshinoya Holdings Co. Ltd.	322,900	5,323
	Maruha Nichiro Corp.	180,800	5,315
	Kandenko Co. Ltd.	503,711	5,293
^	Iriso Electronics Co. Ltd.	100,900	5,283
^	GMO Payment Gateway Inc.	84,200	5,275
	Senshu Ikeda Holdings Inc.	1,366,190	5,263
	Ryosan Co. Ltd.	132,400	5,260
	Nachi-Fujikoshi Corp.	933,000	5,258
^	Colowide Co. Ltd.	285,400	5,255
	Open House Co. Ltd.	150,100	5,245
	HIS Co. Ltd.	165,971	5,241
	Ogaki Kyoritsu Bank Ltd.	186,300	5,216
	Toyo Ink SC Holdings Co. Ltd.	924,000	5,204
	Mandom Corp.	187,600	5,168
^	Koei Tecmo Holdings Co. Ltd.	245,300	5,159
	cocokara fine Inc.	90,100	5,140
	Nihon Unisys Ltd.	320,000	5,119
	Hitachi Capital Corp.	214,896	5,114
^	GungHo Online Entertainment Inc.	1,888,400	5,108
	Kumagai Gumi Co. Ltd.	168,400	5,085
	Hitachi Transport System Ltd.	217,536	5,041
	Autobacs Seven Co. Ltd.	310,154	5,030
*,^	Aiful Corp.	1,500,461	5,009
	Yaoko Co. Ltd.	107,800	4,989
	Hyakugo Bank Ltd.	1,107,585	4,952
	Prima Meat Packers Ltd.	731,000	4,948
	Tokai Rika Co. Ltd.	249,592	4,938
	Daiseki Co. Ltd.	195,000	4,910
^	Mitsui Engineering & Shipbuilding Co. Ltd.	376,045	4,910
^	Nissha Printing Co. Ltd.	180,500	4,903
	Hitachi Maxell Ltd.	214,500	4,819
	Musashino Bank Ltd.	161,880	4,816
^	Trusco Nakayama Corp.	197,300	4,811
	United Arrows Ltd.	132,200	4,805
	Mochida Pharmaceutical Co. Ltd.	65,008	4,783
	Kusuri no Aoki Holdings Co. Ltd.	80,500	4,779
^	Yamato Kogyo Co. Ltd.	174,731	4,736
^	JINS Inc.	75,400	4,719
	Hosiden Corp.	288,100	4,704
^	Orient Corp.	2,875,930	4,683
	Okamura Corp.	408,200	4,666
	KYORIN Holdings Inc.	231,289	4,663

Okasan Securities Group Inc.	805,284	4,630
Totetsu Kogyo Co. Ltd.	140,600	4,630
Sakata Seed Corp.	162,100	4,613
Sumitomo Mitsui Construction Co. Ltd.	790,920	4,574
Hyakujushi Bank Ltd.	1,313,958	4,558
North Pacific Bank Ltd.	1,436,717	4,552
Hitachi Zosen Corp.	854,500	4,534
^ Chiyoda Corp.	773,539	4,527
Nippon Television Holdings Inc.	257,500	4,523
Takuma Co. Ltd.	368,300	4,479
Nanto Bank Ltd.	159,035	4,469
TPR Co. Ltd.	132,900	4,465
Central Glass Co. Ltd.	204,600	4,463
Nippon Seiki Co. Ltd.	218,000	4,453
Ai Holdings Corp.	177,700	4,447
^ Daio Paper Corp.	375,000	4,429
NET One Systems Co. Ltd.	417,900	4,425
Daikyonishikawa Corp.	274,400	4,421
TOKAI Holdings Corp.	570,000	4,408
Nitto Boseki Co. Ltd.	143,200	4,398
Round One Corp.	326,700	4,396
^ Hokuetsu Kishu Paper Co. Ltd.	701,000	4,381
Noevir Holdings Co. Ltd.	79,300	4,372
Bank of Okinawa Ltd.	108,520	4,369
Kissei Pharmaceutical Co. Ltd.	160,689	4,343
Tokyo Dome Corp.	468,900	4,334
Nomura Co. Ltd.	194,800	4,318
Exedy Corp.	141,443	4,311
DCM Holdings Co. Ltd.	475,000	4,290
^ Onward Holdings Co. Ltd.	563,049	4,285
Daihen Corp.	482,000	4,280
Token Corp.	35,800	4,268
Makino Milling Machine Co. Ltd.	478,000	4,250
Paramount Bed Holdings Co. Ltd.	98,300	4,228
Seiren Co. Ltd.	228,600	4,214
Asatsu-DK Inc.	148,240	4,190
^ KH Neochem Co. Ltd.	170,300	4,176
Kureha Corp.	76,500	4,166
Nippon Soda Co. Ltd.	685,000	4,165
Kanamoto Co. Ltd.	130,900	4,135
UACJ Corp.	144,700	4,126
Joyful Honda Co. Ltd.	154,600	4,102
Komeri Co. Ltd.	141,348	4,072
^ SMS Co. Ltd.	125,900	4,012
Hogy Medical Co. Ltd.	56,400	4,005
^ Lasertec Corp.	193,600	3,986
Takara Standard Co. Ltd.	227,900	3,931
IBJ Leasing Co. Ltd.	145,100	3,931
Starts Corp. Inc.	152,300	3,919
Nisshin Oillio Group Ltd.	119,400	3,919
Nippon Flour Mills Co. Ltd.	256,900	3,914
FCC Co. Ltd.	175,600	3,913
^ Matsui Securities Co. Ltd.	516,652	3,896
Fancl Corp.	180,200	3,892
Arcs Co. Ltd.	172,300	3,886
Nippon Densetsu Kogyo Co. Ltd.	184,400	3,883
Nippon Steel & Sumikin Bussan Corp.	70,300	3,878

Ci:z Holdings Co. Ltd.	109,600	3,864
^ MOS Food Services Inc.	123,800	3,858
Eizo Corp.	97,300	3,855
ZERIA Pharmaceutical Co. Ltd.	214,700	3,841
Nissan Shatai Co. Ltd.	345,865	3,821
San-A Co. Ltd.	85,700	3,816
NS Solutions Corp.	172,304	3,803
Alpine Electronics Inc.	208,500	3,798
GMO Internet Inc.	311,200	3,795
Senko Group Holdings Co. Ltd.	530,900	3,785
^ Infomart Corp.	523,700	3,765
Taiyo Holdings Co. Ltd.	80,600	3,758
^ Taikisha Ltd.	136,100	3,754
Gunze Ltd.	82,100	3,753
Valor Holdings Co. Ltd.	175,400	3,750
Daiwabo Holdings Co. Ltd.	88,800	3,750
^ Sakata INX Corp.	202,700	3,744
Tokyo Steel Manufacturing Co. Ltd.	453,100	3,740
Okinawa Electric Power Co. Inc.	169,675	3,730
Okamoto Industries Inc.	358,000	3,730
Chudenko Corp.	128,200	3,729
Yodogawa Steel Works Ltd.	135,700	3,719
^ Kumiai Chemical Industry Co. Ltd.	515,904	3,715
Justsystems Corp.	174,100	3,688
Shinmaywa Industries Ltd.	405,000	3,680
TSI Holdings Co. Ltd.	462,500	3,679
^ Siix Corp.	83,300	3,667
Kitz Corp.	444,400	3,626
Toei Co. Ltd.	32,500	3,618
Yamazen Corp.	333,900	3,616
Nichicon Corp.	293,600	3,612
Mirait Holdings Corp.	299,900	3,608
^ Meidensha Corp.	938,000	3,585
Yamagata Bank Ltd.	154,200	3,580
Japan Aviation Electronics Industry Ltd.	227,508	3,564
Sumitomo Warehouse Co. Ltd.	536,000	3,561
^ V Technology Co. Ltd.	21,200	3,558
Keihin Corp.	206,000	3,527
Aeon Delight Co. Ltd.	93,400	3,508
Nitta Corp.	96,100	3,496
^ Atom Corp.	467,300	3,486
Seikagaku Corp.	192,500	3,486
NSD Co. Ltd.	187,300	3,478
Zenrin Co. Ltd.	113,800	3,462
Financial Products Group Co. Ltd.	310,400	3,452
Bank of Nagoya Ltd.	87,500	3,441
^ Ichibanya Co. Ltd.	82,700	3,441
Ryobi Ltd.	127,400	3,433
Nissin Kogyo Co. Ltd.	191,500	3,428
^ J Trust Co. Ltd.	399,100	3,424
Aida Engineering Ltd.	288,700	3,411
Aomori Bank Ltd.	97,500	3,407
Shibuya Corp.	104,600	3,402
Futaba Industrial Co. Ltd.	301,800	3,398
Takeuchi Manufacturing Co. Ltd.	162,100	3,394
^ EDION Corp.	361,600	3,392
Kuroda Electric Co. Ltd.	193,800	3,379

^	Wacom Co. Ltd.	724,000	3,378
	Nojima Corp.	166,600	3,376
	Futaba Corp.	178,800	3,376
	Kyoritsu Maintenance Co. Ltd.	112,500	3,363
	Saizeriya Co. Ltd.	121,500	3,345
	Japan Petroleum Exploration Co. Ltd.	154,281	3,344
	Fuji Media Holdings Inc.	234,700	3,343
	Bank of Iwate Ltd.	82,600	3,339
*,^	euglena Co. Ltd.	316,800	3,337
^	Ichigo Inc.	972,700	3,334
*,^	Japan Display Inc.	1,719,597	3,333
^	Nichi-iko Pharmaceutical Co. Ltd.	214,000	3,332
	Noritz Corp.	184,200	3,313
	Kato Sangyo Co. Ltd.	109,900	3,309
	Royal Holdings Co. Ltd.	131,200	3,305
	Tokyo Broadcasting System Holdings Inc.	177,182	3,288
	Descente Ltd.	240,100	3,282
	Digital Garage Inc.	153,900	3,277
	Toho Bank Ltd.	866,000	3,259
	Kotobuki Spirits Co. Ltd.	91,100	3,253
	Funai Soken Holdings Inc.	105,400	3,245
	Oita Bank Ltd.	78,000	3,237
	Piolax Inc.	114,100	3,234
	Joshin Denki Co. Ltd.	95,000	3,226
	Toridoll Holdings Corp.	107,200	3,226
*	Nippon Sheet Glass Co. Ltd.	413,900	3,220
	Takara Bio Inc.	232,800	3,211
	Tokyo TY Financial Group Inc.	125,200	3,204
	Showa Sangyo Co. Ltd.	123,600	3,194
	Noritake Co. Ltd.	66,400	3,177
	As One Corp.	59,600	3,174
	Heiwado Co. Ltd.	144,700	3,168
	TOMONY Holdings Inc.	697,100	3,158
	Gree Inc.	461,153	3,154
	Nippon Signal Company Ltd.	291,800	3,142
	Toshiba Machine Co. Ltd.	575,000	3,141
	Eiken Chemical Co. Ltd.	80,500	3,139
	Kameda Seika Co. Ltd.	70,800	3,130
	Obara Group Inc.	55,200	3,126
	Fuso Chemical Co. Ltd.	97,500	3,119
	Jaccs Co. Ltd.	126,000	3,116
	Morita Holdings Corp.	200,000	3,112
	Toshiba TEC Corp.	563,252	3,107
^	Megachips Corp.	93,400	3,069
	Inabata & Co. Ltd.	229,800	3,067
	Goldwin Inc.	42,900	3,066
	Chiyoda Co. Ltd.	122,300	3,064
	Musashi Seimitsu Industry Co. Ltd.	98,000	3,061
^	Tsubaki Nakashima Co. Ltd.	145,285	3,053
	Yokogawa Bridge Holdings Corp.	157,100	3,049
	Earth Chemical Co. Ltd.	67,500	3,048
	Yamanashi Chuo Bank Ltd.	723,000	3,043
	Nagaileben Co. Ltd.	120,600	3,035
	Adastria Co. Ltd.	134,300	3,034
^	Daikyo Inc.	154,358	3,033
	Fuji Soft Inc.	103,700	3,032
	Dexerials Corp.	247,200	3,028

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	66,000	3,013
Doutor Nichires Holdings Co. Ltd.	140,100	3,010
Kintetsu World Express Inc.	181,200	3,009
ASKUL Corp.	106,000	2,990
Asahi Holdings Inc.	145,000	2,987
San-Ai Oil Co. Ltd.	268,400	2,979
Saibu Gas Co. Ltd.	116,900	2,931
Japan Wool Textile Co. Ltd.	324,100	2,927
Sanken Electric Co. Ltd.	530,000	2,921
Heiwa Real Estate Co. Ltd.	171,300	2,920
Toho Zinc Co. Ltd.	67,600	2,918
Create SD Holdings Co. Ltd.	109,900	2,909
EPS Holdings Inc.	151,300	2,904
^ Benefit One Inc.	147,000	2,899
Nippon Chemi-Con Corp.	81,200	2,888
Toshiba Plant Systems & Services Corp.	171,600	2,887
Topy Industries Ltd.	86,300	2,887
* Sushiro Global Holdings Ltd.	89,800	2,883
Seiko Holdings Corp.	127,600	2,875
Milbon Co. Ltd.	47,300	2,873
Nikkiso Co. Ltd.	308,300	2,867
Fukui Bank Ltd.	108,000	2,865
Transcosmos Inc.	123,700	2,857
Miyazaki Bank Ltd.	78,600	2,853
Showa Corp.	231,300	2,843
Nisshin Steel Co. Ltd.	220,691	2,825
Yuasa Trading Co. Ltd.	79,900	2,824
Sanyo Chemical Industries Ltd.	48,300	2,815
Max Co. Ltd.	202,000	2,800
Hiday Hidaka Corp.	100,528	2,797
Kaga Electronics Co. Ltd.	94,300	2,790
DTS Corp.	101,600	2,786
* Macromill Inc.	122,200	2,782
Pacific Industrial Co. Ltd.	208,000	2,777
Shikoku Bank Ltd.	183,200	2,773
Komori Corp.	220,000	2,769
Koa Corp.	148,500	2,758
TOC Co. Ltd.	312,500	2,751
Sato Holdings Corp.	115,700	2,740
Nippon Ceramic Co. Ltd.	97,400	2,736
Kurabo Industries Ltd.	994,000	2,736
Aichi Bank Ltd.	44,700	2,726
Sanyo Special Steel Co. Ltd.	106,000	2,720
Unizo Holdings Co. Ltd.	117,200	2,719
NEC Networks & System Integration Corp.	113,400	2,709
Star Micronics Co. Ltd.	156,700	2,699
S Foods Inc.	69,300	2,691
^ W-Scope Corp.	131,700	2,672
Internet Initiative Japan Inc.	142,900	2,671
Tokyu Construction Co. Ltd.	325,000	2,668
Nissin Electric Co. Ltd.	216,000	2,663
^ Nishimatsuya Chain Co. Ltd.	237,700	2,661
Marudai Food Co. Ltd.	561,000	2,658
Sinfonia Technology Co. Ltd.	620,000	2,658
Bank of the Ryukyus Ltd.	171,600	2,658
Kisoji Co. Ltd.	108,600	2,648
Furukawa Co. Ltd.	154,900	2,641

	SKY Perfect JSAT Holdings Inc.	589,067	2,639
*,^	Shoei Foods Corp.	64,000	2,634
	Sanyo Denki Co. Ltd.	46,600	2,633
	Sekisui Jushi Corp.	140,800	2,612
^	United Super Markets Holdings Inc.	272,600	2,611
	Akita Bank Ltd.	83,000	2,610
	Kadokawa Dwango Corp.	213,500	2,595
	Mitsui Sugar Co. Ltd.	76,900	2,589
^	Fuji Kyuko Co. Ltd.	116,000	2,586
	Mitsuboshi Belting Ltd.	214,000	2,583
	Fujimori Kogyo Co. Ltd.	76,400	2,582
	Macnica Fuji Electronics Holdings Inc.	139,900	2,579
	Idec Corp.	124,700	2,563
	Tocalo Co. Ltd.	66,300	2,560
	Ricoh Leasing Co. Ltd.	68,000	2,559
	Optex Group Co. Ltd.	68,100	2,554
	Daibiru Corp.	230,800	2,552
*	Pioneer Corp.	1,361,600	2,530
	Shikoku Chemicals Corp.	167,000	2,527
	Oiles Corp.	136,100	2,525
^	Japan Material Co. Ltd.	95,600	2,521
	AOKI Holdings Inc.	192,100	2,521
	VT Holdings Co. Ltd.	440,000	2,520
	Axial Retailing Inc.	65,400	2,515
	Plenus Co. Ltd.	113,600	2,510
^	COLOPL Inc.	217,285	2,510
^	Doshisha Co. Ltd.	111,700	2,507
	Kanto Denka Kogyo Co. Ltd.	233,800	2,499
	Wakita & Co. Ltd.	206,600	2,499
	Mitsuba Corp.	161,200	2,499
	Kohnan Shoji Co. Ltd.	133,000	2,499
	Asahi Diamond Industrial Co. Ltd.	259,500	2,497
	JCU Corp.	55,800	2,492
	Hokuetsu Bank Ltd.	109,400	2,490
	Itochu Enex Co. Ltd.	229,900	2,471
	Sanki Engineering Co. Ltd.	219,400	2,462
	Mitsui High-Tec Inc.	118,300	2,455
	Mizuno Corp.	86,200	2,449
	Japan Securities Finance Co. Ltd.	454,200	2,448
	Sintokogio Ltd.	225,400	2,440
	Ohsho Food Service Corp.	60,700	2,440
	Marusan Securities Co. Ltd.	294,100	2,432
^	Relia Inc.	209,900	2,424
*	Ishihara Sangyo Kaisha Ltd.	170,200	2,416
	Press Kogyo Co. Ltd.	440,800	2,413
	Maruwa Co. Ltd.	42,500	2,404
	Belc Co. Ltd.	47,800	2,398
	Belluna Co. Ltd.	227,200	2,397
	Tachi-S Co. Ltd.	128,900	2,388
^	DyDo Group Holdings Inc.	50,100	2,386
^	Create Restaurants Holdings Inc.	229,600	2,382
	Sodick Co. Ltd.	191,700	2,377
	TKC Corp.	77,500	2,377
	F@N Communications Inc.	211,900	2,376
^	Monex Group Inc.	881,600	2,371
	Tamura Corp.	390,000	2,370
	Arata Corp.	55,400	2,369

Hibiya Engineering Ltd.	114,000	2,367
KOMEDA Holdings Co. Ltd.	141,800	2,366
Shindengen Electric Manufacturing Co. Ltd.	36,900	2,365
YAMABIKO Corp.	171,900	2,364
Nitto Kogyo Corp.	133,600	2,363
^ Yondoshi Holdings Inc.	83,100	2,363
Chugoku Marine Paints Ltd.	281,700	2,357
Toppan Forms Co. Ltd.	221,991	2,356
Life Corp.	91,800	2,353
Takasago International Corp.	68,300	2,351
Tochigi Bank Ltd.	550,200	2,349
Kyokuto Kaihatsu Kogyo Co. Ltd.	139,000	2,345
^ LIFULL Co. Ltd.	268,600	2,341
Menicon Co. Ltd.	58,900	2,330
Eagle Industry Co. Ltd.	126,700	2,326
Mani Inc.	97,000	2,326
Enplas Corp.	50,100	2,325
St. Marc Holdings Co. Ltd.	79,000	2,325
Fujicco Co. Ltd.	98,200	2,324
Chubu Shiryo Co. Ltd.	130,700	2,316
Konishi Co. Ltd.	130,800	2,316
Nippon Koei Co. Ltd.	67,800	2,308
Nittetsu Mining Co. Ltd.	31,600	2,307
Chofu Seisakusho Co. Ltd.	97,400	2,292
Raito Kogyo Co. Ltd.	229,600	2,283
Bando Chemical Industries Ltd.	214,200	2,276
^ Ringer Hut Co. Ltd.	100,000	2,273
Fujimi Inc.	97,300	2,270
Riso Kagaku Corp.	124,500	2,267
^ Osaka Soda Co. Ltd.	87,800	2,264
BML Inc.	105,600	2,261
^ Takamatsu Construction Group Co. Ltd.	81,500	2,259
Japan Pulp & Paper Co. Ltd.	55,300	2,250
Shizuoka Gas Co. Ltd.	284,200	2,250
Sakai Moving Service Co. Ltd.	42,600	2,250
* Sanden Holdings Corp.	113,200	2,248
Aichi Steel Corp.	57,100	2,247
^ Modec Inc.	92,700	2,242
Foster Electric Co. Ltd.	110,800	2,240
Konoike Transport Co. Ltd.	146,600	2,235
CMK Corp.	221,500	2,231
^ JCR Pharmaceuticals Co. Ltd.	72,300	2,228
Riken Corp.	43,000	2,214
Hamakyorex Co. Ltd.	77,000	2,209
Iino Kaiun Kaisha Ltd.	473,900	2,208
Ehime Bank Ltd.	171,700	2,206
Kura Corp.	49,100	2,195
Nishio Rent All Co. Ltd.	65,500	2,184
Towa Pharmaceutical Co. Ltd.	43,200	2,184
Shinko Electric Industries Co. Ltd.	320,269	2,161
Geo Holdings Corp.	149,400	2,160
NichiiGakkan Co. Ltd.	208,500	2,149
Dip Corp.	93,900	2,147
Tsukishima Kikai Co. Ltd.	177,100	2,146
Avex Group Holdings Inc.	157,500	2,142
^ Nippon Denko Co. Ltd.	535,500	2,137
Teikoku Sen-I Co. Ltd.	105,000	2,137

	Tokyotokeiba Co. Ltd.	70,900	2,135
	Pressance Corp.	157,100	2,128
	Miroku Jyoho Service Co. Ltd.	91,000	2,120
	JVC Kenwood Corp.	732,000	2,119
	Elecom Co. Ltd.	105,100	2,118
^	Sanyo Electric Railway Co. Ltd.	83,800	2,105
	Sumitomo Seika Chemicals Co. Ltd.	44,000	2,105
	Systena Corp.	84,200	2,102
	Digital Arts Inc.	48,600	2,100
	Yellow Hat Ltd.	73,000	2,071
	Takara Leben Co. Ltd.	423,300	2,070
	Key Coffee Inc.	107,300	2,066
	G-Tekt Corp.	99,600	2,058
	T-Gaia Corp.	104,700	2,036
	OBIC Business Consultants Co. Ltd.	40,400	2,035
	Fuji Co. Ltd.	79,000	2,034
	Juki Corp.	141,800	2,030
*,^	KLab Inc.	140,700	2,028
	Sakai Chemical Industry Co. Ltd.	79,000	2,024
	Tsugami Corp.	239,000	2,021
	Yorozu Corp.	94,100	2,014
	Sumida Corp.	103,067	2,013
*	Unitika Ltd.	255,300	2,011
	Pack Corp.	56,400	2,001
^	T Hasegawa Co. Ltd.	103,900	1,991
	Arakawa Chemical Industries Ltd.	84,900	1,991
	Jeol Ltd.	390,000	1,985
	Inageya Co. Ltd.	120,300	1,984
*	D.A. Consortium Holdings Inc.	116,700	1,979
	Prestige International Inc.	197,600	1,973
	Bunka Shutter Co. Ltd.	262,000	1,963
*	Intage Holdings Inc.	162,800	1,960
	Giken Ltd.	71,300	1,957
	Tsurumi Manufacturing Co. Ltd.	110,000	1,956
	ESPEC Corp.	95,000	1,947
	kabu.com Securities Co. Ltd.	637,900	1,942
	Arcland Sakamoto Co. Ltd.	128,700	1,940
^	Stella Chemifa Corp.	45,400	1,937
	Fujibo Holdings Inc.	56,100	1,937
	Xebio Holdings Co. Ltd.	98,900	1,937
	Hosokawa Micron Corp.	33,500	1,934
	Kasai Kogyo Co. Ltd.	127,400	1,934
	Tokai Corp.	45,100	1,927
	Sogo Medical Co. Ltd.	42,100	1,926
	Nippon Carbon Co. Ltd.	49,200	1,924
^	Zojirushi Corp.	200,600	1,922
	Fukushima Industries Corp.	52,000	1,921
	Tanseisha Co. Ltd.	155,600	1,918
^	Hodogaya Chemical Co. Ltd.	28,200	1,917
	Tekken Corp.	59,500	1,917
	Dai Nippon Toryo Co. Ltd.	124,200	1,914
	Sanshin Electronics Co. Ltd.	127,400	1,891
	Minato Bank Ltd.	104,000	1,890
	TV Asahi Holdings Corp.	93,930	1,876
	Kamei Corp.	114,100	1,870
	Canon Electronics Inc.	92,400	1,867
	Torii Pharmaceutical Co. Ltd.	65,200	1,856

	Starzen Co. Ltd.	38,000	1,855
	FULLCAST Holdings Co. Ltd.	101,298	1,845
	Taihei Dengyo Kaisha Ltd.	70,000	1,843
^	Yokohama Reito Co. Ltd.	194,700	1,835
	Mitsubishi Shokuhin Co. Ltd.	62,500	1,827
	Nippon Valqua Industries Ltd.	74,400	1,818
	ASKA Pharmaceutical Co. Ltd.	109,500	1,806
	Daiken Corp.	71,200	1,800
	Broadleaf Co. Ltd.	208,900	1,798
	Ryoyo Electro Corp.	100,900	1,796
	Sumitomo Riko Co. Ltd.	176,900	1,781
	Maeda Kosen Co. Ltd.	108,000	1,780
^	Anicom Holdings Inc.	69,000	1,779
	Tokushu Tokai Paper Co. Ltd.	45,500	1,778
	Tosho Co. Ltd.	72,000	1,771
*	Mitsui-Soko Holdings Co. Ltd.	599,000	1,770
^	Matsuya Co. Ltd.	198,700	1,766
	Investors Cloud Co. Ltd.	29,600	1,764
	Clarion Co. Ltd.	446,000	1,761
^	Goldcrest Co. Ltd.	74,200	1,760
	Kanematsu Electronics Ltd.	59,500	1,758
	Ichikoh Industries Ltd.	267,000	1,753
	Warabeya Nichiyo Holdings Co. Ltd.	68,400	1,745
	Gurunavi Inc.	119,800	1,741
	MCJ Co. Ltd.	159,800	1,732
	Bell System24 Holdings Inc.	158,500	1,732
	Sekisui Plastics Co. Ltd.	137,600	1,730
^	Dai-Dan Co. Ltd.	70,000	1,728
	Wowow Inc.	54,400	1,725
	Jimoto Holdings Inc.	930,400	1,721
	Neturen Co. Ltd.	170,800	1,720
^	Ichiyoshi Securities Co. Ltd.	175,300	1,720
*	Toa Corp.	87,500	1,707
	Nippon Thompson Co. Ltd.	307,200	1,703
	Eighteenth Bank Ltd.	696,000	1,703
	Towa Bank Ltd.	158,100	1,695
	Hokuto Corp.	97,000	1,690
	Daiho Corp.	356,000	1,686
	Toyo Tanso Co. Ltd.	70,500	1,684
	Okabe Co. Ltd.	178,300	1,682
	Shinko Shoji Co. Ltd.	94,600	1,678
	Mitsuuroko Group Holdings Co. Ltd.	226,900	1,675
	Feed One Co. Ltd.	713,800	1,671
	Nissei ASB Machine Co. Ltd.	41,400	1,667
	Tamron Co. Ltd.	85,800	1,658
	FIDEA Holdings Co. Ltd.	905,100	1,658
	Shin-Etsu Polymer Co. Ltd.	182,100	1,654
	Sankyo Tateyama Inc.	116,200	1,652
	Osaki Electric Co. Ltd.	212,700	1,648
*,^	Pacific Metals Co. Ltd.	64,400	1,642
	Itoki Corp.	194,500	1,639
	Trancom Co. Ltd.	29,600	1,627
	Tonami Holdings Co. Ltd.	33,600	1,623
	Nippon Road Co. Ltd.	29,200	1,619
	Shinko Plantech Co. Ltd.	184,300	1,618
	Kenko Mayonnaise Co. Ltd.	66,100	1,618
	Achilles Corp.	80,500	1,617

	Sinko Industries Ltd.	96,100	1,611
	JSP Corp.	52,300	1,604
	PAL GROUP Holdings Co. Ltd.	51,700	1,603
	Daisan Bank Ltd.	96,500	1,585
	Meisei Industrial Co. Ltd.	237,100	1,580
	Maruzen Showa Unyu Co. Ltd.	336,000	1,576
	Oyo Corp.	101,600	1,576
^	IDOM Inc.	254,200	1,571
	Daito Pharmaceutical Co. Ltd.	60,600	1,571
	Tsukui Corp.	223,200	1,545
	Roland DG Corp.	59,800	1,534
	Denki Kogyo Co. Ltd.	60,400	1,533
	Fukuda Corp.	27,000	1,531
^	Vector Inc.	107,200	1,530
	Nissin Corp.	58,800	1,526
	Kato Works Co. Ltd.	50,900	1,523
*,^	M&A Capital Partners Co. Ltd.	30,500	1,519
	Nitto Kohki Co. Ltd.	62,200	1,519
	Namura Shipbuilding Co. Ltd.	256,800	1,517
	Cosel Co. Ltd.	116,400	1,511
	Nohmi Bosai Ltd.	95,700	1,510
	Chiyoda Integre Co. Ltd.	64,200	1,505
^	Istyle Inc.	242,300	1,503
^	Micronics Japan Co. Ltd.	161,700	1,493
	Uchida Yoko Co. Ltd.	45,100	1,489
^	Kyoei Steel Ltd.	95,200	1,486
	Daiwa Industries Ltd.	138,900	1,485
	Rock Field Co. Ltd.	83,600	1,484
	Riken Vitamin Co. Ltd.	39,300	1,484
	Vital KSK Holdings Inc.	178,100	1,478
	Okura Industrial Co. Ltd.	202,000	1,464
	Tenma Corp.	72,300	1,463
	Tsukuba Bank Ltd.	435,900	1,461
^	YA-MAN Ltd.	13,600	1,461
	Cawachi Ltd.	61,000	1,460
^	LEC Inc.	55,700	1,451
	Qol Co. Ltd.	82,900	1,450
	Michinoku Bank Ltd.	84,100	1,448
*	Hochiki Corp.	73,300	1,447
^	Riken Technos Corp.	236,600	1,444
	ST Corp.	64,600	1,442
	Iseki & Co. Ltd.	64,500	1,441
	Matsuya Foods Co. Ltd.	38,000	1,441
	Yakuodo Co. Ltd.	55,100	1,439
	Chiba Kogyo Bank Ltd.	271,400	1,434
^	Keiyo Co. Ltd.	209,900	1,433
	Denyo Co. Ltd.	80,800	1,433
^	Nippon Yakin Kogyo Co. Ltd.	687,100	1,431
	Toyo Construction Co. Ltd.	310,900	1,431
	SMK Corp.	309,000	1,429
	Toyo Kanetsu KK	38,400	1,429
	Nippon Kanzai Co. Ltd.	80,300	1,428
	Sumitomo Densetsu Co. Ltd.	76,800	1,419
	Seika Corp.	52,000	1,414
^	Kansai Urban Banking Corp.	113,100	1,407
	J-Oil Mills Inc.	39,700	1,397
^	eRex Co. Ltd.	149,500	1,394

^ Yushin Precision Equipment Co. Ltd.	49,300	1,386
^ Kyokuyo Co. Ltd.	46,500	1,382
Alpen Co. Ltd.	70,900	1,381
Arcland Service Holdings Co. Ltd.	65,600	1,380
Koshidaka Holdings Co. Ltd.	46,139	1,378
Fuji Pharma Co. Ltd.	40,200	1,373
^ COOKPAD Inc.	196,600	1,363
Bank of Saga Ltd.	56,300	1,363
Riken Keiki Co. Ltd.	67,800	1,361
Mie Bank Ltd.	57,700	1,351
Amuse Inc.	54,200	1,349
Nissei Build Kogyo Co. Ltd.	124,500	1,348
Komatsu Seiren Co. Ltd.	174,200	1,344
Daido Metal Co. Ltd.	150,100	1,341
^ Yonex Co. Ltd.	179,100	1,336
Ateam Inc.	50,600	1,331
Anest Iwata Corp.	141,000	1,328
Icom Inc.	54,600	1,322
T RAD Co. Ltd.	34,000	1,317
METAWATER Co. Ltd.	47,900	1,317
UKC Holdings Corp.	75,800	1,311
Information Services International-Dentsu Ltd.	57,600	1,309
Nihon Nohyaku Co. Ltd.	233,200	1,307
PIA Corp.	27,500	1,306
Kobe Bussan Co. Ltd.	29,000	1,304
OSJB Holdings Corp.	441,100	1,303
Shimizu Bank Ltd.	40,600	1,299
^ Link And Motivation Inc.	216,200	1,299
Aisan Industry Co. Ltd.	134,800	1,297
KFC Holdings Japan Ltd.	72,920	1,296
Union Tool Co.	41,700	1,295
Noritsu Koki Co. Ltd.	102,500	1,294
Itochu-Shokuhin Co. Ltd.	28,500	1,284
Okuwa Co. Ltd.	124,000	1,280
^ Kyokuto Securities Co. Ltd.	93,900	1,277
* Akebono Brake Industry Co. Ltd.	369,700	1,266
CONEXIO Corp.	72,300	1,255
^ Fujiya Co. Ltd.	56,000	1,250
CI Takiron Corp.	195,000	1,249
Kyodo Printing Co. Ltd.	36,700	1,246
Yurtec Corp.	159,000	1,246
Tatsuta Electric Wire and Cable Co. Ltd.	161,600	1,233
Nippon Beet Sugar Manufacturing Co. Ltd.	57,000	1,231
Mitsubishi Steel Manufacturing Co. Ltd.	47,800	1,222
France Bed Holdings Co. Ltd.	132,400	1,221
Sac's Bar Holdings Inc.	94,200	1,221
^ Toyo Engineering Corp.	99,800	1,218
^ Fujita Kanko Inc.	38,300	1,217
^ PC Depot Corp.	159,300	1,217
Daikokutenbussan Co. Ltd.	25,700	1,212
^ KAWADA TECHNOLOGIES Inc.	21,000	1,209
^ Kansai Super Market Ltd.	96,100	1,208
Mitsubishi Nichiyu Forklift Co. Ltd.	168,300	1,202
Aeon Fantasy Co. Ltd.	35,400	1,202
Melco Holdings Inc.	37,600	1,196
NS United Kaiun Kaisha Ltd.	54,200	1,189
Nippon Parking Development Co. Ltd.	801,200	1,182

*	Kintetsu Department Store Co. Ltd.	37,900	1,176
	Toho Co. Ltd.	49,000	1,175
^	OSAKA Titanium Technologies Co. Ltd.	80,700	1,175
	Daiichi Jitsugyo Co. Ltd.	40,400	1,172
	Mie Kotsu Group Holdings Inc.	290,500	1,170
	Mito Securities Co. Ltd.	369,900	1,166
	Mitani Sekisan Co. Ltd.	51,100	1,164
	Nichiden Corp.	56,600	1,163
	Fujitsu Frontech Ltd.	56,700	1,154
	Kyosan Electric Manufacturing Co. Ltd.	220,000	1,152
	Katakura Industries Co. Ltd.	95,400	1,151
^	Jamco Corp.	51,900	1,143
^	Marvelous Inc.	133,100	1,131
*,^	Kappa Create Co. Ltd.	100,200	1,122
	Meiko Network Japan Co. Ltd.	78,800	1,118
^	GCA Corp.	121,500	1,116
	Keihanshin Building Co. Ltd.	165,200	1,115
	Kita-Nippon Bank Ltd.	39,600	1,114
	Rokko Butter Co. Ltd.	52,100	1,114
	Nagatanien Holdings Co. Ltd.	96,000	1,113
^	Sagami Chain Co. Ltd.	90,300	1,110
	Kanagawa Chuo Kotsu Co. Ltd.	34,000	1,102
	Osaka Steel Co. Ltd.	48,300	1,095
	Toenec Corp.	36,600	1,094
	JAC Recruitment Co. Ltd.	69,200	1,080
*	Mitsubishi Paper Mills Ltd.	159,800	1,077
	Tosei Corp.	121,000	1,063
	Advan Co. Ltd.	121,600	1,059
	Onoken Co. Ltd.	63,200	1,059
	AOI Electronics Co. Ltd.	22,600	1,056
*,^	U-Shin Ltd.	145,500	1,043
	Japan Transcity Corp.	245,000	1,039
*	KNT-CT Holdings Co. Ltd.	55,500	1,035
	Kurimoto Ltd.	49,400	1,029
	Chukyo Bank Ltd.	49,500	1,029
^	WATAMI Co. Ltd.	77,000	1,026
	Happinet Corp.	62,800	1,026
	Fuso Pharmaceutical Industries Ltd.	40,700	1,006
	Ministop Co. Ltd.	51,500	1,000
	Studio Alice Co. Ltd.	41,100	995
	Mimasu Semiconductor Industry Co. Ltd.	61,800	995
*,^	Rorze Corp.	47,800	992
	Central Sports Co. Ltd.	28,930	989
	Yahagi Construction Co. Ltd.	114,700	986
	Kitagawa Iron Works Co. Ltd.	41,600	980
	Toa Corp.	92,800	977
	Koatsu Gas Kogyo Co. Ltd.	131,000	971
	Toyo Kohan Co. Ltd.	207,900	970
	Honeys Holdings Co. Ltd.	83,700	966
	NDS Co. Ltd.	30,500	960
^	JP-Holdings Inc.	275,400	958
	Chuetsu Pulp & Paper Co. Ltd.	50,500	955
	Shibusawa Warehouse Co. Ltd.	53,200	949
^	Toho Titanium Co. Ltd.	131,100	947
	Gun-Ei Chemical Industry Co. Ltd.	27,100	944
	Shinnihon Corp.	122,100	942
	K&O Energy Group Inc.	57,600	939

	Japan Radio Co. Ltd.	61,500	938
	Kitano Construction Corp.	230,000	937
	Hakuto Co. Ltd.	61,700	935
	Shinwa Co. Ltd.	46,000	934
	Tokyo Individualized Educational Institute Inc.	104,100	934
^	Torishima Pump Manufacturing Co. Ltd.	88,100	933
	Yusen Logistics Co. Ltd.	102,000	931
	Krosaki Harima Corp.	19,400	930
^	Nihon Chouzai Co. Ltd.	28,700	924
	Halows Co. Ltd.	43,300	923
^	BRONCO BILLY Co. Ltd.	38,500	922
^	Sun Frontier Fudousan Co. Ltd.	85,100	920
^	Toda Kogyo Corp.	21,000	917
	Ines Corp.	98,200	912
^	Pasona Group Inc.	82,100	903
	Tokyo Energy & Systems Inc.	83,000	893
	Hokkan Holdings Ltd.	232,000	891
	Tomoku Co. Ltd.	50,600	888
	Zuken Inc.	58,500	888
^	Toyo Denki Seizo KK	40,000	886
	Taiho Kogyo Co. Ltd.	57,500	874
^	Senshukai Co. Ltd.	142,700	874
	Toyo Corp.	96,000	871
	ASAHI YUKIZAI Corp.	65,200	866
*	SWCC Showa Holdings Co. Ltd.	94,000	864
	Mitsui Matsushima Co. Ltd.	64,100	864
	Rhythm Watch Co. Ltd.	41,100	860
*,^	FDK Corp.	332,000	856
	Fudo Tetra Corp.	514,200	856
	Dai-ichi Seiko Co. Ltd.	36,600	847
	Maezawa Kyuso Industries Co. Ltd.	51,200	846
	Hito Communications Inc.	49,900	842
	Pocket Card Co. Ltd.	88,700	841
	Aichi Corp.	112,400	838
	Tokyo Electron Device Ltd.	43,700	827
	Furuno Electric Co. Ltd.	134,500	827
	Chori Co. Ltd.	44,300	825
^	Nihon Trim Co. Ltd.	18,700	823
	Parco Co. Ltd.	66,800	819
	Kanaden Corp.	76,600	817
	Nippon Coke & Engineering Co. Ltd.	784,500	817
	Ryoden Corp.	53,500	810
	Mars Engineering Corp.	38,400	805
	Takaoka Toko Co. Ltd.	44,900	802
	Aiphone Co. Ltd.	49,200	800
	CHIMNEY Co. Ltd.	31,300	795
	Sanoh Industrial Co. Ltd.	94,700	793
^	SRA Holdings	29,800	791
	Asunaro Aoki Construction Co. Ltd.	89,900	789
*	Nippon Sharyo Ltd.	292,000	784
	Nihon Dempa Kogyo Co. Ltd.	100,400	783
	MTI Ltd.	130,000	781
	Hioki EE Corp.	36,500	780
	Misawa Homes Co. Ltd.	92,700	779
	Pronexus Inc.	65,200	776
^	Teikoku Electric Manufacturing Co. Ltd.	74,400	775
	Tokyo Rope Manufacturing Co. Ltd.	50,400	761

	Linical Co. Ltd.	56,600	757
	Fukui Computer Holdings Inc.	29,100	751
	Sinanen Holdings Co. Ltd.	36,400	751
	Hisaka Works Ltd.	87,800	746
	Tokyo Tekko Co. Ltd.	36,800	742
	Matsuda Sangyo Co. Ltd.	51,500	742
	Weathernews Inc.	23,400	742
	Fuji Oil Co. Ltd.	190,800	741
*	Medical Data Vision Co. Ltd.	39,500	739
	Alpha Systems Inc.	35,900	737
	Sanyo Shokai Ltd.	47,400	723
	Toyo Securities Co. Ltd.	298,000	719
	Yomiuri Land Co. Ltd.	16,800	707
	Wellnet Corp.	66,300	702
	Tosho Printing Co. Ltd.	73,500	702
	Hokkaido Gas Co. Ltd.	278,000	702
	Mitsubishi Research Institute Inc.	23,800	701
	Organo Corp.	28,000	693
	Asahi Co. Ltd.	57,900	686
	Mitsubishi Kakoki Kaisha Ltd.	30,100	684
	Atsugi Co. Ltd.	60,000	681
	Kourakuen Holdings Corp.	44,300	675
	Taisei Lamick Co. Ltd.	25,000	672
^	Japan Cash Machine Co. Ltd.	66,100	665
	Nihon Yamamura Glass Co. Ltd.	374,000	662
	Godo Steel Ltd.	35,300	662
*,^	Japan Drilling Co. Ltd.	35,300	661
	Toli Corp.	185,400	657
	Nippon Chemiphar Co. Ltd.	14,200	642
	Chuo Spring Co. Ltd.	19,700	632
	Cleanup Corp.	77,600	624
	Dunlop Sports Co. Ltd.	42,600	607
	Future Corp.	66,900	606
^	Daisyo Corp.	39,700	600
	Tokyo Rakutenchi Co. Ltd.	11,300	581
	Yushiro Chemical Industry Co. Ltd.	39,200	579
	Elematec Corp.	29,400	561
^	Fields Corp.	55,400	552
	Mitsui Home Co. Ltd.	84,000	547
^	Zuiko Corp.	16,100	540
^	Kojima Co. Ltd.	150,700	540
^	Right On Co. Ltd.	63,700	539
	Artnature Inc.	85,400	538
	Fujikura Kasei Co. Ltd.	90,600	536
	NEC Capital Solutions Ltd.	27,000	519
	Paris Miki Holdings Inc.	120,400	515
	Tv Tokyo Holdings Corp.	24,800	514
	Gakken Holdings Co. Ltd.	17,800	510
	CAC Holdings Corp.	53,700	510
	Corona Corp. Class A	47,800	502
	Showa Aircraft Industry Co. Ltd.	40,000	495
	Sankyo Seiko Co. Ltd.	131,200	491
	Maezawa Kasei Industries Co. Ltd.	45,100	489
	Tsutsumi Jewelry Co. Ltd.	28,300	489
	CMIC Holdings Co. Ltd.	33,800	473
	Chugai Ro Co. Ltd.	23,600	461
*,^	Laox Co. Ltd.	101,800	450

	Gecoss Corp.	40,800	441
^	Funai Electric Co. Ltd.	55,100	431
	Shimojima Co. Ltd.	39,400	405
	Cybozu Inc.	88,700	402
	Srg Takamiya Co. Ltd.	68,200	399
	Takihyo Co. Ltd.	19,000	391
^	Daikoku Denki Co. Ltd.	25,600	383
	Nakayama Steel Works Ltd.	57,500	372
	Airport Facilities Co. Ltd.	69,400	367
^	Inaba Seisakusho Co. Ltd.	29,300	367
*,^	Aplus Financial Co. Ltd.	370,100	359
	Sumitomo Precision Products Co. Ltd.	109,000	339
*,^	Shin Nippon Biomedical Laboratories Ltd.	68,900	331
	Toa Oil Co. Ltd.	237,000	323
	Kinki Sharyo Co. Ltd.	12,600	294
*	Yamada SxL Home Co. Ltd.	371,000	290
	Kobelco Eco-Solutions Co. Ltd.	7,400	135
			20,548,186
Malta (0.0%)
3	BGP Holdings PLC	7,179,555	—

Mexico (0.0%)
*	Elis SA	348,825	9,394

Netherlands (2.9%)
	Unilever NV	7,809,502	461,630
	ING Groep NV	19,824,785	365,420
	ASML Holding NV	1,605,038	274,267
	Koninklijke Philips NV	4,777,213	197,109
	Unibail-Rodamco SE	506,436	123,238
	Koninklijke Ahold Delhaize NV	6,493,811	121,335
	Heineken NV	1,200,140	118,758
	Akzo Nobel NV	1,285,942	118,602
	RELX NV	4,551,837	96,834
	ArcelorMittal	3,071,371	79,230
^	Koninklijke DSM NV	893,236	73,126
	NN Group NV	1,717,541	71,925
	Wolters Kluwer NV	1,479,749	68,387
2	ABN AMRO Group NV	2,107,039	63,094
*	Altice NV Class A	2,881,975	57,743
	Koninklijke KPN NV	15,761,103	54,089
	Heineken Holding NV	538,104	50,556
	Aegon NV	8,641,703	50,373
	Randstad Holding NV	562,326	34,754
	ASR Nederland NV	736,361	29,447
	Aalberts Industries NV	487,853	23,582
*	Galapagos NV	206,285	21,028
	Gemalto NV	421,205	18,825
	IMCD Group NV	277,900	17,040
2	Philips Lighting NV	415,578	16,776
	SBM Offshore NV	888,412	16,110
*	Altice NV Class B	790,390	15,781
	Koninklijke Vopak NV	330,667	14,501
	ASM International NV	228,708	14,463
	Boskalis Westminster	409,140	14,301
	TKH Group NV	216,299	14,050
	APERAM SA	249,914	13,097

	BE Semiconductor Industries NV	166,257	11,572
*,^	OCI NV	483,065	11,316
	Eurocommercial Properties NV	241,098	10,306
	Wereldhave NV	206,114	9,723
	PostNL NV	2,247,826	9,685
	Corbion NV	297,946	9,610
	Arcadis NV	355,422	7,660
	Koninklijke BAM Groep NV	1,295,080	7,410
2	Refresco Group NV	358,606	7,231
*	TomTom NV	635,142	6,896
2	GrandVision NV	262,973	6,647
*	Fugro NV	340,872	4,823
2	Intertrust NV	291,557	4,736
	Wessanen	251,474	4,729
	Vastned Retail NV	97,229	4,333
	Accell Group	128,196	3,962
2	Flow Traders	142,344	3,826
	NSI NV	87,912	3,464
*,2	Takeaway.com NV	64,353	2,829
*,2	Basic-Fit NV	117,124	2,589
*	ForFarmers NV	192,281	2,499
	Aegon NV (New York Shares)	260,390	1,508
	BinckBank NV	277,820	1,437
^	Brunel International NV	88,395	1,408
*	NXP Semiconductors NV	1	—
			2,849,670
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	2,904,673	26,832
	Spark New Zealand Ltd.	9,319,734	24,606
	Auckland International Airport Ltd.	4,713,835	21,947
	Fletcher Building Ltd.	3,520,793	20,349
*	a2 Milk Co. Ltd.	3,721,477	17,284
	Contact Energy Ltd.	3,661,036	14,558
	Ryman Healthcare Ltd.	2,155,897	14,444
	Meridian Energy Ltd.	6,403,604	13,170
*	Xero Ltd.	463,156	10,353
	Z Energy Ltd.	1,833,266	9,750
	SKYCITY Entertainment Group Ltd.	3,404,176	9,226
	Mercury NZ Ltd.	3,635,571	8,905
	Mainfreight Ltd.	417,690	7,521
	Kiwi Property Group Ltd.	7,382,256	7,199
	Trade Me Group Ltd.	2,131,264	7,042
	Chorus Ltd.	2,309,806	6,545
	Air New Zealand Ltd.	2,571,556	6,265
	EBOS Group Ltd.	440,593	5,454
^	Goodman Property Trust	5,394,022	4,987
	Infratil Ltd.	2,004,865	4,520
^	Freightways Ltd.	752,265	4,231
	Summerset Group Holdings Ltd.	1,114,740	4,091
	Genesis Energy Ltd.	2,339,552	4,040
	Precinct Properties New Zealand Ltd.	4,364,924	4,023
	SKY Network Television Ltd.	1,917,093	3,743
	Metlifecare Ltd.	802,731	3,365
	Argosy Property Ltd.	3,855,411	2,896
	Vital Healthcare Property Trust	1,654,499	2,659
	Heartland Bank Ltd.	1,714,982	2,256
^	New Zealand Refining Co. Ltd.	820,231	1,512

^	Kathmandu Holdings Ltd.	675,413	1,158
*	TOWER Ltd.	718,809	436
			275,367
Norway (0.7%)
	DNB ASA	5,502,730	111,101
	Statoil ASA	4,936,279	99,241
	Telenor ASA	3,465,195	73,409
	Norsk Hydro ASA	6,826,324	49,810
	Orkla ASA	3,986,322	40,906
	Marine Harvest ASA	2,058,322	40,710
	Yara International ASA	894,737	40,121
	Subsea 7 SA	1,330,760	21,899
	Storebrand ASA	2,303,386	19,599
	Gjensidige Forsikring ASA	847,948	14,771
	TGS NOPEC Geophysical Co. ASA	540,551	12,889
	Schibsted ASA Class A	435,911	11,238
	Aker BP ASA	528,048	10,231
^	Schibsted ASA Class B	432,255	10,225
	Bakkafrost P/F	203,670	9,366
	Tomra Systems ASA	560,345	8,416
	Leroy Seafood Group ASA	1,307,593	8,375
	SpareBank 1 SR-Bank ASA	775,439	8,346
*	Norwegian Finans Holding ASA	730,011	8,306
2	Entra ASA	554,252	7,591
	Salmar ASA	264,513	7,480
	Veidekke ASA	544,692	6,822
	SpareBank 1 SMN	659,121	6,736
	Borregaard ASA	515,416	5,780
	Atea ASA	401,497	5,303
2	XXL ASA	472,512	5,149
	Aker ASA	116,398	4,782
	Austevoll Seafood ASA	450,407	4,694
*	DNO ASA	3,279,717	4,509
*,^	Nordic Semiconductor ASA	680,880	3,768
*,2	Aker Solutions ASA	686,424	3,646
*,^	Petroleum Geo-Services ASA	1,490,063	3,541
*,^	Wallenius Wilhelmsen Logistics	484,244	2,969
	Grieg Seafood ASA	280,089	2,758
	Hoegh LNG Holdings Ltd.	206,155	1,901
	Norway Royal Salmon ASA	82,710	1,741
^	Ocean Yield ASA	193,404	1,738
^	Opera Software ASA	602,647	1,725
	Stolt-Nielsen Ltd.	108,532	1,638
*,2	BW LPG Ltd.	347,389	1,605
*,^	Akastor ASA	697,231	1,526
*,^	Norwegian Air Shuttle ASA	51,792	1,510
*,^	REC Silicon ASA	8,699,495	1,110
			688,981
Other (0.0%)4
	Frontier Communications Corp.	1	—
*	Altimmune Inc.	1	—
			—
Portugal (0.2%)
	Galp Energia SGPS SA	2,626,653	46,579
	EDP - Energias de Portugal SA	11,557,782	43,581
	Jeronimo Martins SGPS SA	1,250,404	24,682

Banco Comercial Portugues SA	45,873,442	13,311
NOS SGPS SA	1,194,511	7,403
EDP Renovaveis SA	796,470	6,781
Navigator Co. SA	1,308,744	6,386
Sonae SGPS SA	4,573,006	5,517
CTT-Correios de Portugal SA	723,689	4,364
REN - Redes Energeticas Nacionais SGPS SA	1,293,499	4,215
Corticeira Amorim SGPS SA	169,908	2,382
Semapa-Sociedade de Investimento e Gestao	120,479	2,309
Altri SGPS SA	314,820	1,663
Mota-Engil SGPS SA	415,402	1,559
* Banco BPI SA	790,232	990
Sonaecom SGPS SA	131,059	387
* Banco Espirito Santo SA	10,412,510	16
		172,125
Singapore (1.1%)
DBS Group Holdings Ltd.	9,115,118	140,319
Oversea-Chinese Banking Corp. Ltd.	16,700,353	137,715
United Overseas Bank Ltd.	6,507,545	113,008
Singapore Telecommunications Ltd.	38,116,377	103,617
Global Logistic Properties Ltd.	14,982,031	36,504
Keppel Corp. Ltd.	7,311,819	35,104
CapitaLand Ltd.	12,906,315	34,149
Genting Singapore plc	29,746,994	25,723
Ascendas REIT	12,122,067	23,824
Wilmar International Ltd.	10,033,353	23,577
Singapore Exchange Ltd.	4,256,315	23,223
Singapore Technologies Engineering Ltd.	7,925,689	20,144
City Developments Ltd.	2,397,838	20,093
Singapore Airlines Ltd.	2,593,526	19,231
Suntec REIT	12,876,278	17,736
CapitaLand Mall Trust	11,984,653	17,687
Venture Corp. Ltd.	1,295,058	16,845
Singapore Press Holdings Ltd.	8,312,686	16,705
ComfortDelGro Corp. Ltd.	10,478,555	16,102
Jardine Cycle & Carriage Ltd.	505,273	14,703
UOL Group Ltd.	2,415,443	14,497
CapitaLand Commercial Trust	10,707,134	13,093
Mapletree Commercial Trust	10,157,692	11,389
Hutchison Port Holdings Trust	26,387,389	11,373
SATS Ltd.	3,267,200	11,120
Sembcorp Industries Ltd.	4,827,532	10,569
Golden Agri-Resources Ltd.	33,500,856	9,278
Mapletree Industrial Trust	6,436,600	8,900
Keppel REIT	9,869,400	8,590
Mapletree Greater China Commercial Trust	9,818,800	8,370
Mapletree Logistics Trust	8,856,480	8,106
^ Singapore Post Ltd.	8,176,412	7,542
StarHub Ltd.	3,149,469	6,047
^ Sembcorp Marine Ltd.	3,974,284	5,136
Ascott Residence Trust	5,533,825	4,795
CDL Hospitality Trusts	3,686,186	4,403
United Engineers Ltd.	2,146,200	4,291
Frasers Logistics & Industrial Trust	5,307,300	4,189
Frasers Centrepoint Trust	2,580,300	4,018
Parkway Life REIT	1,960,100	3,903
Keppel Infrastructure Trust	9,283,200	3,769

	Raffles Medical Group Ltd.	4,507,000	3,739
	Starhill Global REIT	6,570,300	3,686
	First Resources Ltd.	2,613,400	3,646
	Croesus Retail Trust	3,919,900	3,365
	Lippo Malls Indonesia Retail Trust	10,066,300	3,193
	Keppel DC REIT	3,177,087	3,106
	Manulife US REIT	3,345,500	3,065
	SIA Engineering Co. Ltd.	1,181,977	3,044
	Cache Logistics Trust	4,869,270	3,000
	CapitaLand Retail China Trust	2,459,800	2,911
	Wing Tai Holdings Ltd.	1,822,975	2,906
	OUE Hospitality Trust	4,946,300	2,880
	Frasers Centrepoint Ltd.	1,779,900	2,745
	Frasers Commercial Trust	2,691,500	2,740
	Asian Pay Television Trust	6,502,600	2,739
	ESR REIT	5,994,900	2,453
	First REIT	2,469,000	2,430
	Far East Hospitality Trust	4,875,600	2,411
	Ascendas Hospitality Trust	3,901,900	2,402
	Yoma Strategic Holdings Ltd.	5,300,300	2,290
	Frasers Hospitality Trust	3,849,500	2,128
^	M1 Ltd.	1,616,240	2,124
	OUE Ltd.	1,366,100	1,966
	Accordia Golf Trust	3,583,400	1,929
	SPH REIT	2,558,100	1,886
	Soilbuild Business Space REIT	3,589,120	1,854
	RHT Health Trust	2,852,700	1,799
^	Sheng Siong Group Ltd.	2,211,900	1,501
	Silverlake Axis Ltd.	3,443,000	1,499
	Sabana Shari'ah Compliant Industrial REIT	4,309,700	1,478
^	Noble Group Ltd.	4,867,386	1,425
*,^,3 Ezion Holdings Ltd.		8,589,353	1,247
^	SIIC Environment Holdings Ltd.	2,302,000	909
^	Hyflux Ltd.	2,261,000	834
	Boustead Singapore Ltd.	1,126,000	766
	Bumitama Agri Ltd.	1,326,500	719
*,^	COSCO Shipping International Singapore Co. Ltd.	2,857,569	602
	Indofood Agri Resources Ltd.	1,734,900	578
*,^	Midas Holdings Ltd.	3,706,987	542
	China Everbright Water Ltd.	1,567,921	493
*	CapitaLand Commercial Trust Rights Exp. 10/19/2017	1,777,384	383
*	Manulife US REIT Rights Exp. 10/16/2017	1,371,655	302
*	Ying Li International Real Estate Ltd.	2,878,400	297
*,^,3 Ezra Holdings Ltd.		10,329,900	84
*,3	Ezion Holdings Ltd Warrants Exp. 04/15/2020	720,757	11
			1,105,494
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	448,876	1,010,071
	SK Hynix Inc.	2,706,958	197,419
	Samsung Electronics Co. Ltd. Preference Shares	82,748	149,678
	Samsung Electronics Co. Ltd. GDR	86,913	98,576
	POSCO	344,064	95,610
	Shinhan Financial Group Co. Ltd.	2,155,787	95,282
	KB Financial Group Inc.	1,914,062	94,170
	Hyundai Motor Co.	698,816	91,931
	NAVER Corp.	133,120	86,852
	LG Chem Ltd.	225,299	77,402

	Hyundai Mobis Co. Ltd.	331,285	69,556
	Hana Financial Group Inc.	1,480,046	61,402
	SK Innovation Co. Ltd.	305,350	53,221
	KT&G Corp.	560,304	51,705
*,^	Celltrion Inc.	385,890	47,944
	Samsung SDI Co. Ltd.	266,301	46,334
	Samsung C&T Corp.	366,517	43,331
	SK Holdings Co. Ltd.	166,882	42,088
	Woori Bank	2,547,681	39,774
	Korea Electric Power Corp.	1,137,162	38,635
	Samsung Fire & Marine Insurance Co. Ltd.	156,141	38,264
	Amorepacific Corp.	158,431	35,965
	Kia Motors Corp.	1,299,203	35,945
	LG Electronics Inc.	492,763	35,588
	NCSoft Corp.	87,423	35,542
	LG Household & Health Care Ltd.	42,980	35,173
	LG Corp.	451,860	31,907
	Samsung Life Insurance Co. Ltd.	320,249	31,656
	LG Display Co. Ltd.	1,123,347	30,092
	Samsung Electro-Mechanics Co. Ltd.	280,988	25,114
	Lotte Chemical Corp.	74,390	24,630
	Samsung SDS Co. Ltd.	160,057	23,636
	S-Oil Corp.	204,734	22,865
*	Hyundai Heavy Industries Co. Ltd.	174,121	22,165
	Coway Co. Ltd.	267,994	22,029
	Korea Zinc Co. Ltd.	49,522	21,457
	Hyundai Motor Co. 2nd Preference Shares	239,303	21,451
	Kakao Corp.	163,763	20,661
*,^,2 Samsung Biologics Co. Ltd.		67,658	20,020
	Hankook Tire Co. Ltd.	375,039	19,750
*	Hyundai Robotics Co. Ltd.	52,662	19,663
	E-MART Inc.	104,733	19,105
	Mirae Asset Daewoo Co. Ltd.	2,120,861	18,301
	Hyundai Steel Co.	374,104	17,310
	Industrial Bank of Korea	1,313,232	16,555
	Kangwon Land Inc.	535,072	16,371
	AMOREPACIFIC Group	145,005	15,658
	Dongbu Insurance Co. Ltd.	235,605	15,052
	Hyosung Corp.	115,800	14,757
	GS Holdings Corp.	256,134	14,712
	SK Telecom Co. Ltd. ADR	590,858	14,529
*,^	Hanmi Pharm Co. Ltd.	34,106	13,571
*	Samsung Heavy Industries Co. Ltd.	1,343,775	13,184
	BNK Financial Group Inc.	1,449,819	12,678
	Korea Aerospace Industries Ltd.	322,499	12,322
	Hyundai Glovis Co. Ltd.	94,645	12,250
	Hyundai Engineering & Construction Co. Ltd.	362,732	12,189
	Hyundai Marine & Fire Insurance Co. Ltd.	300,514	11,919
*,2	Netmarble Games Corp.	88,058	11,642
	Hanwha Chemical Corp.	407,241	11,587
	SK Telecom Co. Ltd.	51,850	11,569
3	Lotte Shopping Co. Ltd.	47,648	11,539
	LG Uplus Corp.	974,401	11,377
	CJ CheilJedang Corp.	35,567	11,013
	LG Chem Ltd. Preference Shares	46,140	10,235
	Korea Investment Holdings Co. Ltd.	190,045	10,195
*	Celltrion Healthcare Co. Ltd.	209,332	10,144

*	Orion Corp.	118,539	10,039
*,^	SillaJen Inc.	250,385	9,810
	Samsung Securities Co. Ltd.	319,046	9,659
	Daelim Industrial Co. Ltd.	137,666	9,652
	LG Innotek Co. Ltd.	70,674	9,546
	Hanwha Corp.	247,314	9,533
	CJ Corp.	63,606	9,493
	Hyundai Development Co-Engineering & Construction	297,541	9,302
	KCC Corp.	27,945	9,156
	Hanon Systems	803,163	8,858
	Medy-Tox Inc.	20,412	8,846
^	OCI Co. Ltd.	93,077	8,350
	Hyundai Motor Co. Preference Shares	96,757	7,918
	NH Investment & Securities Co. Ltd.	660,612	7,890
	Hotel Shilla Co. Ltd.	154,592	7,862
*,^	Samsung Engineering Co. Ltd.	800,059	7,709
	Amorepacific Corp. Preference Shares	54,422	7,417
	BGF retail Co. Ltd.	101,803	7,396
	S-1 Corp.	93,642	7,307
	Hanwha Life Insurance Co. Ltd.	1,219,698	7,306
	Mando Corp.	32,564	7,256
	Yuhan Corp.	39,760	7,180
	DGB Financial Group Inc.	781,635	7,174
*,^	ViroMed Co. Ltd.	69,499	7,133
	LG Electronics Inc. Preference Shares	195,842	7,073
	Hanssem Co. Ltd.	50,643	6,706
	Shinhan Financial Group Co. Ltd. ADR	150,422	6,664
	Doosan Corp.	52,294	6,497
*	Korean Air Lines Co. Ltd.	239,435	6,455
	CJ E&M Corp.	95,470	6,439
	LG Household & Health Care Ltd. Preference Shares	12,269	6,417
	Hyundai Department Store Co. Ltd.	79,672	6,156
	Shinsegae Inc.	35,504	6,048
	LS Corp.	85,695	5,913
^	Meritz Securities Co. Ltd.	1,508,814	5,826
*	Daewoo Engineering & Construction Co. Ltd.	919,382	5,800
	Meritz Fire & Marine Insurance Co. Ltd.	267,079	5,754
*	Hyundai Merchant Marine Co. Ltd.	781,935	5,649
	Cheil Worldwide Inc.	352,709	5,614
	Kumho Petrochemical Co. Ltd.	88,193	5,572
^	Com2uSCorp	49,756	5,437
*	Hanwha Techwin Co. Ltd.	183,907	5,339
*,^	GS Engineering & Construction Corp.	227,530	5,313
	Kolon Industries Inc.	85,494	5,295
*,^	Hanmi Science Co. ltd	65,780	5,292
	Korea Electric Power Corp. ADR	310,277	5,200
	Samsung Card Co. Ltd.	161,006	5,192
*	CJ Korea Express Corp.	35,574	5,085
*	Korea Gas Corp.	134,480	4,951
*,^	Komipharm International Co. Ltd.	162,257	4,950
*,^	Hugel Inc.	10,706	4,945
*,^	Doosan Infracore Co. Ltd.	686,633	4,942
*	NHN Entertainment Corp.	82,301	4,919
	Green Cross Holdings Corp.	144,197	4,818
	Green Cross Corp.	27,270	4,785
	NongShim Co. Ltd.	15,862	4,756
	SK Networks Co. Ltd.	745,829	4,705

^	Doosan Heavy Industries & Construction Co. Ltd.	311,701	4,669
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	29,350	4,667
	SK Chemicals Co. Ltd.	81,341	4,649
*,^	Pan Ocean Co. Ltd.	973,092	4,590
^	Korea Kolmar Co. Ltd.	68,840	4,563
^	Hyundai Wia Corp.	79,366	4,532
	Korean Reinsurance Co.	446,201	4,426
*,^	Kumho Tire Co. Inc.	836,932	4,377
	KB Financial Group Inc. ADR	88,904	4,359
	Youngone Corp.	152,747	4,351
	Seoul Semiconductor Co. Ltd.	191,458	4,213
*	Hyundai Mipo Dockyard Co. Ltd.	50,890	4,200
	Poongsan Corp.	92,307	4,149
*	WONIK IPS Co. Ltd.	136,795	4,092
	Ottogi Corp.	6,301	4,043
	Posco Daewoo Corp.	236,810	4,002
	GS Retail Co. Ltd.	130,959	3,951
^	SK Materials Co. Ltd.	25,409	3,931
3	Lotte Confectionery Co. Ltd.	47,105	3,906
	KEPCO Plant Service & Engineering Co. Ltd.	107,085	3,884
*,^	Hyundai Rotem Co. Ltd.	247,511	3,837
	Doosan Bobcat Inc.	116,109	3,713
	KIWOOM Securities Co. Ltd.	58,331	3,697
	LS Industrial Systems Co. Ltd.	77,483	3,669
*,^	Hyundai Construction Equipment Co. Ltd.	11,132	3,638
3	Lotte Chilsung Beverage Co. Ltd.	1,970	3,621
^	Cosmax Inc.	32,539	3,609
	Koh Young Technology Inc.	61,339	3,594
*,^	Yungjin Pharmaceutical Co. Ltd.	421,340	3,577
	Hite Jinro Co. Ltd.	151,505	3,483
	SKC Co. Ltd.	96,424	3,481
	Dongsuh Cos. Inc.	148,410	3,477
^	CJ CGV Co. Ltd.	61,138	3,446
	Hyundai Greenfood Co. Ltd.	250,668	3,393
	Innocean Worldwide Inc.	57,759	3,383
	SFA Engineering Corp.	92,937	3,366
	LOTTE Himart Co. Ltd.	58,304	3,349
	Hana Tour Service Inc.	44,421	3,344
^	LIG Nex1 Co. Ltd.	52,504	3,340
	LOTTE Fine Chemical Co. Ltd.	91,969	3,325
^	Fila Korea Ltd.	53,472	3,201
	Korea Petrochemical Ind Co. Ltd.	14,217	3,088
	Hyundai Home Shopping Network Corp.	29,010	3,068
*	Osstem Implant Co. Ltd.	49,182	3,003
^	Paradise Co. Ltd.	222,570	2,945
	LG International Corp.	122,625	2,930
^	Eo Technics Co. Ltd.	40,330	2,924
*,^	HLB Inc.	165,809	2,918
^	Hansol Chemical Co. Ltd.	44,932	2,859
	Chong Kun Dang Pharmaceutical Corp.	29,826	2,832
*	Medipost Co. Ltd.	37,765	2,800
^	Kolon Life Science Inc.	23,548	2,757
	JB Financial Group Co. Ltd.	517,829	2,718
	GS Home Shopping Inc.	14,310	2,715
	Dongkuk Steel Mill Co. Ltd.	287,547	2,696
	Taekwang Industrial Co. Ltd.	2,686	2,628
	Iljin Materials Co. Ltd.	85,396	2,628

*,^	Genexine Co. Ltd.	61,822	2,603
^	POSCO Chemtech Co. Ltd.	100,003	2,593
*,^	Hanjin Kal Corp.	139,867	2,576
	Korea Electric Terminal Co. Ltd.	39,395	2,574
^	Douzone Bizon Co. Ltd.	93,497	2,551
	CJ O Shopping Co. Ltd.	14,310	2,475
^	Young Poong Corp.	2,505	2,402
^	Dongjin Semichem Co. Ltd.	144,935	2,390
^	JW Pharmaceutical Corp.	66,001	2,338
*,^	Interflex Co. Ltd.	48,633	2,334
	Hankook Tire Worldwide Co. Ltd.	120,771	2,307
	Soulbrain Co. Ltd.	38,540	2,295
	Bukwang Pharmaceutical Co. Ltd.	117,600	2,293
	LG Hausys Ltd.	29,384	2,292
*,^	Dongbu HiTek Co. Ltd.	169,761	2,277
^	Korea Real Estate Investment & Trust Co. Ltd.	781,177	2,262
	DoubleUGames Co. Ltd.	45,694	2,259
	Loen Entertainment Inc.	29,448	2,246
^	Toptec Co. Ltd.	90,834	2,229
	Meritz Financial Group Inc.	153,691	2,209
^	Hyundai Elevator Co. Ltd.	50,543	2,208
*,^	Hyundai Electric & Energy System Co. Ltd.	10,922	2,193
	Huchems Fine Chemical Corp.	103,784	2,175
^	Ilyang Pharmaceutical Co. Ltd.	74,820	2,174
*,^	Foosung Co. Ltd.	243,400	2,165
	Samyang Holdings Corp.	27,788	2,148
	Hanwha General Insurance Co. Ltd.	302,858	2,127
*,^	Advanced Process Systems Corp.	60,370	2,118
*	Jusung Engineering Co. Ltd.	166,523	2,074
	LF Corp.	91,526	2,052
*,^	SM Entertainment Co.	80,566	2,038
^	Daewoong Pharmaceutical Co. Ltd.	21,897	2,030
	Halla Holdings Corp.	36,690	2,018
	LEENO Industrial Inc.	47,149	2,017
*,^	Hanall Biopharma Co. Ltd.	205,239	2,015
	KC Tech Co. Ltd.	95,030	2,009
*,^	Chabiotech Co. Ltd.	192,378	1,967
	Nexen Tire Corp.	169,579	1,964
3	Lotte Food Co. Ltd.	3,039	1,958
^	Daou Technology Inc.	124,127	1,921
	Grand Korea Leisure Co. Ltd.	92,602	1,918
	TES Co. Ltd.	67,869	1,897
*,^	Webzen Inc.	85,805	1,867
	Hanwha Corp. Prior Pfd.	112,565	1,860
	Hanil Cement Co. Ltd.	18,029	1,852
	IS Dongseo Co. Ltd.	63,962	1,837
^	Kolon Corp.	32,091	1,837
	Daesang Corp.	93,106	1,808
*,^	Jenax Inc.	73,071	1,807
*,^	CrystalGenomics Inc.	132,351	1,807
	Handsome Co. Ltd.	66,788	1,806
*,^	Seegene Inc.	72,712	1,751
^	Hansae Co. Ltd.	81,765	1,737
	Silicon Works Co. Ltd.	44,619	1,726
*	Korea Line Corp.	56,643	1,719
*	Asiana Airlines Inc.	452,299	1,671
	S&T Motiv Co. Ltd.	39,264	1,650

*,^	Celltrion Pharm Inc.	100,474	1,643
	Dong-A Socio Holdings Co. Ltd.	15,406	1,636
^	Korea Asset In Trust Co. Ltd.	221,900	1,621
	Tongyang Inc.	1,009,997	1,620
*,^	ATGen Co. Ltd.	52,863	1,615
	Dongwon Industries Co. Ltd.	6,603	1,607
^	Caregen Co. Ltd.	23,764	1,597
	Shinyoung Securities Co. Ltd.	31,893	1,589
^	Dong-A ST Co. Ltd.	21,923	1,571
^,3	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	40,899	1,564
	Mirae Asset Life Insurance Co. Ltd.	354,181	1,545
	Ssangyong Cement Industrial Co. Ltd.	148,904	1,543
^	Partron Co. Ltd.	185,467	1,505
	Hanjin Transportation Co. Ltd.	57,517	1,503
	Daishin Securities Co. Ltd.	129,895	1,503
*,^	GemVax & Kael Co. Ltd.	156,852	1,491
	Daeduck Electronics Co.	155,203	1,473
	AK Holdings Inc.	25,810	1,465
*,^	iNtRON Biotechnology Inc.	57,225	1,441
*	Taeyoung Engineering & Construction Co. Ltd.	195,178	1,440
*,^	Peptron Inc.	35,474	1,435
	SK Gas Ltd.	17,358	1,431
*,^	Gamevil Inc.	24,787	1,430
^	YG Entertainment Inc.	60,018	1,429
^	Seah Besteel Corp.	51,808	1,427
	DongKook Pharmaceutical Co. Ltd.	28,160	1,427
^	Orion Corp.	71,762	1,425
^	Modetour Network Inc.	67,142	1,424
*,^	DIO Corp.	53,472	1,421
	NICE Holdings Co. Ltd.	93,228	1,418
*,^	Jeil Pharmaceutical Co. Ltd.	30,066	1,418
	Posco ICT Co. Ltd.	237,489	1,390
*,^	Homecast Co. Ltd.	154,109	1,384
	Daishin Securities Co. Ltd. Preference Shares	169,999	1,381
^	InBody Co. Ltd.	54,778	1,376
*,^	Naturalendo Tech Co. Ltd.	64,466	1,364
*,^	CMG Pharmaceutical Co. Ltd.	467,485	1,364
^	Binggrae Co. Ltd.	25,584	1,342
	CJ CheilJedang Corp. Preference Shares	10,101	1,341
	SPC Samlip Co. Ltd.	11,804	1,336
^	Daewoong Co. Ltd.	105,314	1,329
	Samyang Corp.	16,062	1,319
*,^	SK Securities Co. Ltd.	1,291,918	1,314
	Daeduck GDS Co. Ltd.	78,242	1,311
	Kwang Dong Pharmaceutical Co. Ltd.	184,983	1,310
	Songwon Industrial Co. Ltd.	79,755	1,281
*	Hansol Technics Co. Ltd.	82,677	1,278
	Dae Hwa Pharmaceutical Co. Ltd.	68,989	1,275
*,^	Taihan Electric Wire Co. Ltd.	1,167,343	1,271
*,^	Pharmicell Co. Ltd.	369,130	1,264
	Namyang Dairy Products Co. Ltd.	2,157	1,256
*,^	Aprogen pharmaceuticals Inc.	362,481	1,254
*	Maeil Dairies Co. Ltd.	20,889	1,249
	Kwangju Bank Co. Ltd.	117,255	1,246
	Youngone Holdings Co. Ltd.	27,927	1,243
	WeMade Entertainment Co. Ltd.	43,112	1,241
	Sebang Global Battery Co. Ltd.	39,657	1,237

*	Hanwha Investment & Securities Co. Ltd.	498,370	1,227
^	ST Pharm Co. Ltd.	42,426	1,225
	NICE Information Service Co. Ltd.	168,244	1,214
*	Amicogen Inc.	43,245	1,202
*,^	Duk San Neolux Co. Ltd.	62,066	1,186
*,^	Yuanta Securities Korea Co. Ltd.	403,271	1,183
^	Lock&Lock Co. Ltd.	75,263	1,178
	SL Corp.	72,356	1,177
	Cell Biotech Co. Ltd.	33,913	1,167
*	Wonik Holdings Co. Ltd.	174,797	1,158
^	JW Holdings Corp.	166,061	1,148
	Vieworks Co. Ltd.	33,527	1,147
^	Ahnlab Inc.	28,232	1,144
	Hansol Paper Co. Ltd.	78,408	1,140
	Kumho Industrial Co. Ltd.	135,822	1,133
	Sindoh Co. Ltd.	20,162	1,123
	Muhak Co. Ltd.	70,361	1,116
	SeAH Steel Corp.	13,474	1,110
*,^	Huons Co. Ltd.	18,793	1,095
	Hankook Shell Oil Co. Ltd.	3,209	1,093
	Hansol Holdings Co. Ltd.	205,414	1,072
	Korea Kolmar Holdings Co. Ltd.	31,853	1,070
	Tongyang Life Insurance Co. Ltd.	156,996	1,049
	Sungwoo Hitech Co. Ltd.	197,236	1,045
^	KEPCO Engineering & Construction Co. Inc.	65,601	1,038
	Hyundai Corp.	56,796	1,037
	i-SENS Inc.	53,665	1,035
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	308,670	1,027
	Hancom Inc.	67,427	1,027
*,^	SFA Semicon Co. Ltd.	476,352	1,024
	KISWIRE Ltd.	33,267	1,015
^	Dongwon F&B Co. Ltd.	5,740	991
	Daekyo Co. Ltd.	134,037	971
^	Chongkundang Holdings Corp.	15,596	954
^	NS Shopping Co. Ltd.	72,450	951
	Samchully Co. Ltd.	10,736	947
^	iMarketKorea Inc.	112,171	943
	Green Cross Cell Corp.	30,014	935
^	Dawonsys Co. Ltd.	97,270	915
^	Lutronic Corp.	95,114	913
*,^	CUROCOM Co. Ltd.	387,242	901
^	CJ Freshway Corp.	28,241	896
	Huons Global Co. Ltd.	23,520	890
*	Ssangyong Motor Co.	195,087	883
^	Humedix Co. Ltd.	31,935	878
	Sam Young Electronics Co. Ltd.	73,746	877
	Hyundai Livart Furniture Co. Ltd.	43,777	866
*,^	Eugene Investment & Securities Co. Ltd.	337,863	865
	Humax Co. Ltd.	104,805	851
	KISCO Corp.	25,384	844
*	S&T Dynamics Co. Ltd.	119,008	843
^	Interpark Holdings Corp.	226,106	842
	Able C&C Co. Ltd.	59,069	822
	Dae Han Flour Mills Co. Ltd.	5,395	808
*	NEPES Corp.	93,434	800
*,^	Binex Co. Ltd.	118,223	795
*,^	Emerson Pacific Inc.	37,199	791

	Eusu Holdings Co. Ltd.	126,874	790
	Namhae Chemical Corp.	101,634	788
	CJ Hellovision Co. Ltd.	125,068	786
*,^	Samsung Pharmaceutical Co. Ltd.	255,105	778
	KT Skylife Co. Ltd.	61,639	776
	DY Corp.	121,845	773
^	Seobu T&D	67,307	771
^	E1 Corp.	15,584	769
*	Lumens Co. Ltd.	268,311	769
^	Cuckoo Electronics Co. Ltd.	6,774	759
^	ICD Co. Ltd.	59,955	744
	Youlchon Chemical Co. Ltd.	58,292	712
*,^	NUTRIBIOTECH Co. Ltd.	45,060	709
*,^	G-SMATT GLOBAL Co. Ltd.	66,586	696
*,^	Duksan Hi-Metal Co. Ltd.	93,178	694
*,^	Insun ENT Co. Ltd.	116,903	689
*	Dongbu Securities Co. Ltd.	227,274	684
*	Woongjin Thinkbig Co. Ltd.	111,751	679
^	It's Hanbul Co. Ltd.	26,917	676
	GOLFZON Co. Ltd.	16,463	675
^	SBS Media Holdings Co. Ltd.	270,712	673
^	TK Corp.	82,760	673
	Seoyon E-Hwa Co. Ltd.	73,305	667
*	KTB Investment & Securities Co. Ltd.	217,006	655
*	Neowiz	69,435	648
*,^	COSON Co. Ltd.	70,847	639
	INTOPS Co. Ltd.	64,055	622
	Kyobo Securities Co. Ltd.	79,565	621
*,^	Taewoong Co. Ltd.	42,562	620
^	Kolao Holdings	139,617	612
	Sung Kwang Bend Co. Ltd.	73,204	598
*,^	Leaders Cosmetics Co. Ltd.	49,872	507
^	Byucksan Corp.	183,918	489
	Seoyon Co. Ltd.	74,605	485
*,^	CrucialTec Co. Ltd.	203,787	484
^	Cosmax BTI Inc	19,085	483
	KT Corp. ADR	34,723	482
^	Coreana Cosmetics Co. Ltd.	115,233	469
*,^	Agabang&Company	102,616	449
^	KH Vatec Co. Ltd.	58,503	438
^	Hyundai Corp. Holdings Inc.	35,159	432
*,^	Cellumed Co. Ltd.	71,328	429
*	GNCO Co. Ltd.	295,077	429
	MegaStudy Co. Ltd.	15,058	408
*,^	3S Korea Co. Ltd.	239,550	401
*,^	APS Holdings Corp.	45,107	387
*,^	KONA I Co. Ltd.	44,874	385
*	Crown Confectionery Co. Ltd.	24,101	367
*	Doosan Engine Co. Ltd.	95,069	333
*	Hyundai Construction Equipment Co. Ltd. Rights Exp. 11/07/2017	3,479	298
^	CROWNHAITAI Holdings Co. Ltd.	18,715	282
^	Maeil Holdings Co. Ltd.	16,179	257
^	Jeil Pharmaceutical Co.	7,819	222
*	Hyundai Electric & Energy System Co. Ltd. Rights Exp. 11/10/2017	3,393	130
	Hitejinro Holdings Co. Ltd.	5,817	56
*	Able C&C Co. Ltd. Rights Exp. 11/09/2017	23,105	50
*	Hanwha General Insurance Co. Ltd. Rights Exp. 11/02/2017	69,424	50

*,^	Seobu T&D Rights	6,760	14
*,3	Lotte Confectionery Co. Ltd.	7,926	—
			4,293,800
Spain (2.8%)
	Banco Santander SA	80,598,974	563,781
	Banco Bilbao Vizcaya Argentaria SA	33,992,749	303,911
	Telefonica SA	22,433,900	243,792
	Iberdrola SA	28,456,886	221,272
	Industria de Diseno Textil SA	5,360,519	202,094
	Amadeus IT Group SA	2,113,759	137,477
*	Repsol SA	5,908,082	109,031
	CaixaBank SA	18,337,550	92,046
	Abertis Infraestructuras SA	3,163,804	63,963
	Banco de Sabadell SA	28,651,978	59,899
2	Aena SA	324,987	58,734
*	Ferrovial SA	2,456,594	54,128
	Grifols SA	1,837,157	53,614
	Red Electrica Corp. SA	2,204,124	46,363
*	ACS Actividades de Construccion y Servicios SA	1,249,108	46,339
	Endesa SA	1,613,586	36,411
^	Gas Natural SDG SA	1,571,829	34,820
	Bankinter SA	3,537,165	33,501
	Enagas SA	1,160,643	32,705
*	Bankia SA	5,838,854	28,189
	Grifols SA Preference Shares	1,094,218	23,886
	Merlin Properties Socimi SA	1,709,429	23,699
^	Distribuidora Internacional de Alimentacion SA	3,160,563	18,458
2	Cellnex Telecom SA	771,525	17,662
	Mapfre SA	5,176,976	16,870
	Gamesa Corp. Technologica SA	1,142,565	14,928
	Bolsas y Mercados Espanoles SHMSF SA	389,961	13,464
	Viscofan SA	208,250	12,768
	Inmobiliaria Colonial SA	1,269,995	12,613
	Acerinox SA	755,402	10,906
	Mediaset Espana Comunicacion SA	953,281	10,773
	Acciona SA	130,417	10,500
	Zardoya Otis SA	908,736	10,062
	Prosegur Cia de Seguridad SA	1,343,798	10,045
*	Indra Sistemas SA	622,787	9,848
	Grupo Catalana Occidente SA	226,278	9,534
	Applus Services SA	666,605	8,349
	Hispania Activos Inmobiliarios SOCIMI SA	453,548	8,180
	Melia Hotels International SA	557,616	8,065
^	Ebro Foods SA	327,965	7,776
	NH Hotel Group SA	1,054,616	7,074
*,2	Neinor Homes SA	327,026	7,003
	CIE Automotive SA	250,597	6,695
	Axiare Patrimonio SOCIMI SA	320,590	6,553
	Corp Financiera Alba SA	102,970	6,292
	Cia de Distribucion Integral Logista Holdings SA	250,014	6,014
*,2	Prosegur Cash SA	1,902,997	5,728
^	Tecnicas Reunidas SA	164,009	5,190
	Faes Farma SA	1,309,596	4,382
^	Atresmedia Corp. de Medios de Comunicacion SA	413,871	4,354
2	Euskaltel SA	468,041	4,214
	Construcciones y Auxiliar de Ferrocarriles SA	99,966	4,049
*,^	Sacyr SA	1,533,399	4,029

*	Fomento de Construcciones y Contratas SA	365,457	3,662
	Ence Energia y Celulosa SA	623,108	3,243
*,^	Pharma Mar SA	774,652	3,021
^	Almirall SA	286,839	2,920
*,^	Obrascon Huarte Lain SA	720,784	2,605
*	Codere SA	5,557,988	2,364
	Papeles y Cartones de Europa SA	234,390	2,203
*,^	Liberbank SA	1,417,290	1,309
*	Promotora de Informaciones SA	8,046	31
			2,773,391
Sweden (2.8%)
	Nordea Bank AB	16,218,050	220,196
	Volvo AB Class B	7,966,794	153,823
	Swedbank AB Class A	5,345,272	148,019
	Atlas Copco AB Class A	3,139,209	133,173
	Hennes & Mauritz AB Class B	4,821,003	125,232
	Investor AB Class B	2,306,162	114,096
	Svenska Handelsbanken AB Class A	7,446,906	112,510
	Assa Abloy AB Class B	4,774,726	109,319
	Skandinaviska Enskilda Banken AB Class A	7,212,562	95,157
	Sandvik AB	5,484,221	94,716
	Telefonaktiebolaget LM Ericsson Class B	15,124,378	87,193
*	Essity AB Class B	3,031,048	82,639
	Atlas Copco AB Class B	2,000,964	77,733
	Hexagon AB Class B	1,273,062	63,154
	Telia Co. AB	13,092,731	61,738
	Boliden AB	1,393,522	47,267
	Skanska AB Class B	1,829,124	42,416
	SKF AB	1,860,620	40,622
	Alfa Laval AB	1,588,729	38,860
	Kinnevik AB	1,180,644	38,570
^	Electrolux AB Class B	1,123,712	38,246
	Swedish Match AB	919,596	32,298
	Trelleborg AB Class B	1,238,762	31,049
	Securitas AB Class B	1,619,695	27,157
	Svenska Cellulosa AB SCA Class B	3,023,949	25,633
	Industrivarden AB Class A	953,648	25,483
	Industrivarden AB	959,960	24,352
^	Castellum AB	1,402,995	22,031
	Getinge AB	1,128,705	21,190
	Tele2 AB	1,769,129	20,273
*	Lundin Petroleum AB	889,534	19,492
	Husqvarna AB	1,886,219	19,424
^	Nibe Industrier AB Class B	1,899,993	19,154
^	Elekta AB Class B	1,834,259	18,988
	BillerudKorsnas AB	886,864	15,043
	Loomis AB Class B	377,242	14,995
^	ICA Gruppen AB	397,775	14,964
	L E Lundbergforetagen AB Class B	186,841	14,951
	Fabege AB	685,678	14,075
*	Fastighets AB Balder Class B	539,786	14,051
	Com Hem Holding AB	939,603	13,452
	Hexpol AB	1,274,871	13,429
^	Intrum Justitia AB	371,141	13,132
2	Dometic Group AB	1,535,037	13,070
*,^	Swedish Orphan Biovitrum AB	840,335	12,942
	Indutrade AB	473,066	12,496

	Holmen AB	256,634	12,027
*	SSAB AB Class B	2,910,208	11,583
2	Thule Group AB	522,659	11,242
	JM AB	356,385	11,212
	Peab AB	999,577	11,041
	NCC AB Class B	460,072	10,921
	Saab AB Class B	213,231	10,838
	AAK AB	141,420	10,719
*,2	Ahlsell AB	1,632,664	10,620
	Modern Times Group MTG AB Class B	281,788	10,219
	Hufvudstaden AB Class A	573,430	9,795
	Axfood AB	568,301	9,756
	Wallenstam AB	945,373	9,421
*	Investment AB Latour Class B	637,080	8,636
	Hemfosa Fastigheter AB	664,049	8,443
	Sweco AB Class B	343,848	8,426
	Wihlborgs Fastigheter AB	340,476	8,335
	AF AB	336,858	7,876
2	Bravida Holding AB	1,074,933	7,872
^	Lifco AB Class B	232,207	7,575
	Bonava AB Class B	450,039	7,289
*	NetEnt AB	934,767	7,259
	Kungsleden AB	955,938	6,586
	Pandox AB	338,819	6,450
2	Attendo AB	534,593	6,160
	Nobia AB	584,631	5,832
*	Betsson AB	586,201	5,347
*	SSAB AB Class A	1,073,636	5,185
	Avanza Bank Holding AB	122,689	5,142
	Vitrolife AB	61,762	5,012
2	Scandic Hotels Group AB	361,541	4,962
	Ratos AB	985,826	4,825
*	Bilia AB	434,803	4,808
^	Mycronic AB	338,827	4,654
	Atrium Ljungberg AB	239,621	4,178
*,^	Fingerprint Cards AB Class B	1,414,713	3,962
	Oriflame Holding AG	115,860	3,957
^	Klovern AB	2,878,984	3,837
	Clas Ohlson AB	198,418	3,680
	Lindab International AB	346,393	3,677
	Cloetta AB Class B	1,058,098	3,638
	Concentric AB	201,837	3,422
	Melker Schorling AB	49,963	3,411
	Bure Equity AB	242,069	3,330
	Investment AB Oresund	194,496	3,250
2	Resurs Holding AB	436,308	3,090
*,^	SAS AB	937,813	3,007
	Klovern AB Preference Shares	74,833	2,886
	Mekonomen AB	122,119	2,768
	Hemfosa Fastigheter AB Preference Shares	111,469	2,556
	Svenska Handelsbanken AB Class B	166,407	2,513
	SkiStar AB	98,063	2,290
*	Haldex AB	181,895	2,250
	Skandinaviska Enskilda Banken AB	165,290	2,177
*	Collector AB	188,491	2,175
	SAS AB Preference Shares	30,825	2,047
	Rezidor Hotel Group AB	435,200	1,745

SKF AB Class A	60,231	1,315
Fastighets AB Balder Preference Shares	26,928	1,154
Sagax AB	283,428	1,071
NCC AB Class A	40,748	979
* Telefonaktiebolaget LM Ericsson Class A	115,889	671
Bonava AB	16,650	269
Sagax AB Preference Shares	53,318	226
		2,749,402
Switzerland (6.8%)
Nestle SA	15,826,463	1,328,493
Novartis AG	12,003,556	1,029,604
Roche Holding AG	3,535,523	903,751
UBS Group AG	17,740,272	303,482
ABB Ltd.	9,853,219	243,650
Cie Financiere Richemont SA	2,599,867	237,981
Zurich Insurance Group AG	766,666	234,277
Credit Suisse Group AG	13,042,789	206,658
Swiss Re AG	1,580,011	143,219
LafargeHolcim Ltd.	1,817,272	106,392
Givaudan SA	47,045	102,416
Lonza Group AG	378,432	99,439
Geberit AG	185,253	87,702
Sika AG	10,705	79,706
Swatch Group AG (Bearer)	159,859	66,616
Adecco Group AG	846,338	65,934
Julius Baer Group Ltd.	1,097,323	65,115
SGS SA	25,038	60,123
Swisscom AG	113,714	58,302
Swiss Life Holding AG	164,525	58,002
Partners Group Holding AG	84,291	57,225
Kuehne & Nagel International AG	255,249	47,298
Sonova Holding AG	260,196	44,165
Schindler Holding AG	192,442	42,529
Baloise Holding AG	236,128	37,392
LafargeHolcim Ltd. (Paris Shares)	635,227	37,107
Roche Holding AG (Bearer)	139,754	35,629
Clariant AG	1,395,115	33,441
Chocoladefabriken Lindt & Spruengli AG Registered Shares	480	33,307
Chocoladefabriken Lindt & Spruengli AG	5,719	32,623
Swiss Prime Site AG	359,899	32,358
Straumann Holding AG	49,557	31,871
* Vifor Pharma AG	266,942	31,485
Temenos Group AG	298,114	30,449
Georg Fischer AG	21,319	26,310
Logitech International SA	718,895	26,264
* Dufry AG	164,009	26,070
* Actelion Ltd.	88,230	24,652
EMS-Chemie Holding AG	36,696	24,421
Schindler Holding AG (Registered)	110,771	23,856
Flughafen Zurich AG	96,443	21,826
ams AG	280,994	20,403
^ BB Biotech AG	283,612	19,135
PSP Swiss Property AG	205,056	18,898
Helvetia Holding AG	30,891	16,789
dormakaba Holding AG	16,109	16,434
Swatch Group AG (Registered)	201,885	16,097
Barry Callebaut AG	10,129	15,507

	OC Oerlikon Corp. AG	980,243	15,104
2	VAT Group AG	107,400	14,867
2	Sunrise Communications Group AG	171,963	14,178
	Aryzta AG	424,557	13,041
	Cembra Money Bank AG	144,476	12,640
	Allreal Holding AG	71,811	12,585
	GAM Holding AG	809,671	12,552
	Tecan Group AG	59,097	12,245
	Pargesa Holding SA	143,877	11,972
	Bucher Industries AG	32,664	11,619
	DKSH Holding AG	133,726	11,364
	SFS Group AG	91,187	11,117
	Banque Cantonale Vaudoise	14,414	10,719
	Belimo Holding AG	2,591	10,385
^	Panalpina Welttransport Holding AG	65,286	9,572
	Forbo Holding AG	5,687	9,086
	Valiant Holding AG	80,913	8,792
	Mobimo Holding AG	31,288	8,451
	Sulzer AG	63,245	7,471
	Vontobel Holding AG	114,030	7,336
*	Idorsia Ltd.	393,636	7,035
	u-blox Holding AG	34,284	6,769
	Emmi AG	9,898	6,490
	Siegfried Holding AG	19,061	6,278
	Inficon Holding AG	9,599	6,250
	Schweiter Technologies AG	4,721	6,060
	Conzzeta AG	5,670	5,978
	Daetwyler Holding AG	37,275	5,899
	St. Galler Kantonalbank AG	11,346	5,225
	Komax Holding AG	17,689	5,097
^	Burckhardt Compression Holding AG	16,118	5,038
	COSMO Pharmaceuticals NV	34,344	5,019
	Implenia AG	74,961	4,959
	Valora Holding AG	14,122	4,947
*,^	Basilea Pharmaceutica AG	56,618	4,613
	Huber & Suhner AG	73,170	4,488
	VZ Holding AG	13,744	4,388
	Bobst Group SA	39,398	4,336
	Autoneum Holding AG	14,928	4,175
	Interroll Holding AG	2,852	4,113
*,^	Arbonia AG	228,890	4,091
	Ascom Holding AG	182,153	4,007
*,^	Meyer Burger Technology AG	2,706,608	3,781
	Rieter Holding AG	16,544	3,526
	Bachem Holding AG	27,404	3,293
	EFG International AG	369,199	3,202
	LEM Holding SA	2,335	2,988
	Intershop Holding AG	6,006	2,977
	Bossard Holding AG	12,845	2,974
	BKW AG	47,817	2,873
	Bell Food Group AG	5,884	2,734
*	Leonteq AG	39,905	2,446
^	Ypsomed Holding AG	14,923	2,309
	Vetropack Holding AG	1,098	2,140
	Kudelski SA	165,562	2,071
*	Schmolz & Bickenbach AG	2,126,087	1,956
	APG SGA SA	4,603	1,919

ALSO Holding AG	11,723	1,656
Zehnder Group AG	44,516	1,564
Swissquote Group Holding SA	40,265	1,513
* Alpiq Holding AG	14,929	1,202
Plazza AG	4,073	980
Aryzta AG (Dublin Shares)	3,587	112
		6,692,970
United Kingdom (15.5%)
HSBC Holdings plc	102,405,166	1,012,373
British American Tobacco plc	11,314,670	708,349
Royal Dutch Shell plc Class A (London Shares)	22,756,812	687,761
BP plc	98,340,443	629,976
Royal Dutch Shell plc Class B	19,146,112	589,441
GlaxoSmithKline plc	24,656,215	492,899
AstraZeneca plc	6,465,113	429,945
Diageo plc	12,609,238	414,666
Vodafone Group plc	135,970,651	380,748
Unilever plc	6,018,642	348,359
Lloyds Banking Group plc	364,099,632	330,882
Prudential plc	13,195,566	315,780
Reckitt Benckiser Group plc	3,175,702	290,161
Rio Tinto plc	6,068,358	282,480
Glencore plc	59,462,917	272,939
Barclays plc	86,722,293	224,872
National Grid plc	17,541,808	217,268
Imperial Brands plc	4,872,951	207,984
BHP Billiton plc	10,604,278	187,125
* Compass Group plc	8,057,212	170,956
Shire plc	3,343,470	170,298
BT Group plc	42,737,577	162,554
Aviva plc	20,682,471	142,751
BAE Systems plc	16,213,714	137,312
* Standard Chartered plc	13,747,536	136,695
RELX NV (London Shares)	5,411,047	118,754
WPP plc	6,316,609	117,213
CRH plc (London Shares)	3,007,724	114,224
Legal & General Group plc	30,176,863	105,182
* Tesco plc	41,637,454	104,418
Anglo American plc	5,728,519	102,991
Rolls-Royce Holdings plc	8,379,854	99,673
SSE plc	5,092,371	95,290
Experian plc	4,730,645	95,024
Wolseley plc	1,285,060	84,313
London Stock Exchange Group plc	1,601,408	82,227
Smith & Nephew plc	4,460,401	80,624
Standard Life plc	13,798,716	80,212
Associated British Foods plc	1,770,182	75,785
Centrica plc	28,491,022	71,410
Sky plc	5,274,017	64,702
Old Mutual plc	24,294,797	63,288
Shire plc ADR	404,583	61,958
Ashtead Group plc	2,555,391	61,647
Micro Focus International plc	1,871,217	59,894
3i Group plc	4,883,340	59,788
* Royal Bank of Scotland Group plc	16,480,550	59,328
Carnival plc	923,039	58,699
Intertek Group plc	822,266	54,963

Persimmon plc	1,556,663	53,873
2 Worldpay Group plc	9,544,058	52,093
Bunzl plc	1,702,232	51,713
Burberry Group plc	2,184,642	51,583
Sage Group plc	5,476,186	51,284
InterContinental Hotels Group plc	962,387	50,912
Next plc	717,006	50,544
Mondi plc	1,865,139	50,145
Land Securities Group plc	3,669,647	47,862
CRH plc (Dublin Shares)	1,246,457	47,420
Whitbread plc	933,788	47,135
Randgold Resources Ltd.	474,879	46,414
Johnson Matthey plc	977,128	44,807
Kingfisher plc	11,161,242	44,687
ITV plc	19,036,031	44,600
DCC plc	451,260	43,819
Taylor Wimpey plc	16,560,759	43,405
RSA Insurance Group plc	5,179,590	43,275
Smiths Group plc	2,002,734	42,357
International Consolidated Airlines Group SA (London Shares)	5,302,184	42,160
Barratt Developments plc	5,114,578	42,135
British Land Co. plc	5,216,609	42,118
Paddy Power Betfair plc	421,837	41,864
St. James's Place plc	2,649,581	40,724
GKN plc	8,711,356	40,365
United Utilities Group plc	3,473,246	39,770
Marks & Spencer Group plc	8,313,899	39,364
Informa plc	4,193,457	37,790
Rentokil Initial plc	9,304,507	37,491
Smurfit Kappa Group plc	1,187,312	37,103
Segro plc	5,040,688	36,241
Severn Trent plc	1,204,438	35,084
Wm Morrison Supermarkets plc	11,001,592	34,522
Pearson plc	4,181,780	34,293
Direct Line Insurance Group plc	7,030,000	34,272
Coca-Cola HBC AG	990,724	33,545
Croda International plc	656,065	33,360
Berkeley Group Holdings plc	653,217	32,555
DS Smith plc	4,803,403	31,755
Weir Group plc	1,132,694	29,815
G4S plc	7,880,189	29,400
Hammerson plc	4,002,966	28,823
Halma plc	1,917,191	28,767
RPC Group plc	2,088,347	27,733
Spirax-Sarco Engineering plc	372,879	27,626
Melrose Industries plc	9,665,730	27,576
Bellway plc	621,685	27,501
Meggitt plc	3,931,258	27,459
TUI AG	1,614,282	27,394
J Sainsbury plc	8,308,969	26,492
* Just Eat plc	2,906,400	26,033
Schroders plc	570,639	25,671
2 Auto Trader Group plc	4,863,976	25,590
Capita plc	3,363,792	25,451
Rightmove plc	463,263	25,122
Admiral Group plc	1,027,590	25,040
Travis Perkins plc	1,280,320	24,852

	Inchcape plc	2,137,423	24,723
	Hiscox Ltd.	1,439,407	24,699
	Hargreaves Lansdown plc	1,242,358	24,653
2	ConvaTec Group plc	6,683,021	24,558
	Royal Mail plc	4,670,332	24,048
	Cobham plc	12,173,788	23,778
	Investec plc	3,202,863	23,414
	Booker Group plc	8,410,282	23,116
	IMI plc	1,385,265	23,082
	Pennon Group plc	2,127,538	22,717
	Antofagasta plc	1,780,071	22,675
	British American Tobacco plc ADR	358,284	22,375
2	Merlin Entertainments plc	3,600,545	21,488
	B&M European Value Retail SA	4,078,547	21,188
	BBA Aviation plc	5,226,967	20,914
	Tate & Lyle plc	2,370,357	20,583
	Phoenix Group Holdings	2,001,213	20,284
	Inmarsat plc	2,302,360	19,871
	TP ICAP plc	2,821,423	19,820
	Spectris plc	605,635	19,567
*	Paysafe Group plc	2,476,046	19,330
*,^	Metro Bank plc	416,552	18,875
	Derwent London plc	503,820	18,872
	Electrocomponents plc	2,249,773	18,746
	Man Group plc	8,225,064	18,521
*,^	CYBG plc	4,517,195	18,409
	Playtech plc	1,488,582	18,328
	easyJet plc	1,110,695	18,125
	UBM plc	1,979,482	18,114
	Intermediate Capital Group plc	1,439,757	18,078
*	BTG plc	1,980,407	17,951
	Howden Joinery Group plc	3,098,615	17,907
	Hays plc	7,016,882	17,823
*,^	Tullow Oil plc	7,055,115	17,640
	Fresnillo plc	932,217	17,565
	SSP Group plc	2,411,753	17,378
^	Mediclinic International plc	1,985,199	17,292
	Beazley plc	2,674,410	17,202
	John Wood Group plc	1,870,134	17,082
*	Indivior plc	3,669,181	16,713
	GVC Holdings plc	1,474,772	16,219
	IG Group Holdings plc	1,874,157	16,108
	Jupiter Fund Management plc	2,139,607	15,849
	Shaftesbury plc	1,152,240	15,694
	Rotork plc	4,439,226	15,516
	Aggreko plc	1,232,864	15,507
	NMC Health plc	414,192	15,323
	Close Brothers Group plc	768,033	15,188
	Saga plc	5,698,690	15,150
	WH Smith plc	557,772	15,098
	William Hill plc	4,411,699	14,923
	Polymetal International plc	1,319,901	14,900
	HomeServe plc	1,319,041	14,702
	Ladbrokes Coral Group plc	8,967,014	14,682
	UDG Healthcare plc	1,261,751	14,381
	IWG plc	3,439,336	14,268
	NEX Group plc	1,595,916	14,170

	Babcock International Group plc	1,270,488	14,092
^	Intu Properties plc	4,454,205	13,770
	Britvic plc	1,357,911	13,761
	Great Portland Estates plc	1,664,151	13,638
	Amec Foster Wheeler plc	1,970,147	13,477
	Tritax Big Box REIT plc	7,029,698	13,418
^	Capital & Counties Properties plc	3,763,574	13,359
	Dixons Carphone plc	5,112,098	13,255
	Victrex plc	416,378	13,241
	Dechra Pharmaceuticals plc	481,386	13,185
	Micro Focus International plc ADR	406,093	12,954
	Balfour Beatty plc	3,526,707	12,731
*	KAZ Minerals plc	1,204,282	12,501
	Grafton Group plc	1,103,779	12,292
	Bodycote plc	993,510	12,208
	Daily Mail & General Trust plc	1,360,392	11,828
	Moneysupermarket.com Group plc	2,747,341	11,713
*	BCA Marketplace plc	3,979,887	11,706
	Renishaw plc	181,977	11,625
	Greene King plc	1,580,966	11,587
	Thomas Cook Group plc	7,167,220	11,560
^	Hikma Pharmaceuticals plc	709,786	11,533
	UNITE Group plc	1,192,911	10,995
*,2	Wizz Air Holdings plc	280,650	10,770
	Centamin plc	5,530,821	10,745
	Pagegroup plc	1,594,477	10,649
	AVEVA Group plc	323,467	10,560
	Domino's Pizza Group plc	2,536,882	10,551
	Jardine Lloyd Thompson Group plc	633,752	10,393
	National Express Group plc	2,180,305	10,344
	Evraz plc	2,459,495	10,328
	Cranswick plc	257,990	10,224
	Bovis Homes Group plc	693,272	10,161
	QinetiQ Group plc	3,007,282	9,957
2	Sophos Group plc	1,344,052	9,904
	Essentra plc	1,325,860	9,803
*	Firstgroup plc	6,193,611	9,721
	Cineworld Group plc	1,048,575	9,525
	JD Sports Fashion plc	1,893,071	9,491
	Crest Nicholson Holdings plc	1,275,029	9,437
	Greencore Group plc	3,576,172	9,408
	Ultra Electronics Holdings plc	387,819	9,347
	Lancashire Holdings Ltd.	1,020,992	9,139
	Synthomer plc	1,387,034	9,081
	Rathbone Brothers plc	260,803	9,070
	Ashmore Group plc	1,993,682	9,069
	Genus plc	311,705	8,779
	Drax Group plc	2,102,936	8,775
*,^	Ocado Group plc	2,230,689	8,746
	Vesuvius plc	1,104,483	8,738
*	Serco Group plc	5,651,499	8,737
	Redrow plc	1,092,883	8,673
	Paragon Group of Cos. plc	1,461,381	8,608
	Elementis plc	2,368,683	8,605
	Greggs plc	506,735	8,473
^	Provident Financial plc	759,024	8,452
	Savills plc	666,921	8,320

	BGEO Group plc	187,499	8,187
	Dignity plc	259,996	8,035
	Diploma plc	562,954	8,035
	Petrofac Ltd.	1,315,349	7,946
	Galliford Try plc	437,350	7,941
	Grainger plc	2,186,308	7,857
	Senior plc	2,105,103	7,786
	Kier Group plc	498,234	7,768
	Assura plc	9,136,460	7,679
*	Cairn Energy plc	2,967,709	7,624
	Hansteen Holdings plc	4,094,659	7,574
2	Countryside Properties plc	1,597,219	7,435
^	TalkTalk Telecom Group plc	2,622,551	7,375
	Big Yellow Group plc	722,717	7,333
	Kennedy Wilson Europe Real Estate plc	495,912	7,234
	Workspace Group plc	606,507	7,214
	Card Factory plc	1,746,464	7,214
2	ZPG plc	1,482,348	7,189
2	John Laing Group plc	1,877,837	7,175
	AA plc	3,137,644	7,134
	LondonMetric Property plc	3,194,465	7,113
	SIG plc	2,958,043	7,054
	NewRiver REIT plc	1,519,865	6,900
	Hill & Smith Holdings plc	401,643	6,817
*,^	Sports Direct International plc	1,201,932	6,609
2	Hastings Group Holdings plc	1,606,244	6,554
	Brewin Dolphin Holdings plc	1,328,983	6,221
	Mitie Group plc	1,811,289	6,214
	Fidessa Group plc	203,958	6,147
	J D Wetherspoon plc	363,279	6,117
	Safestore Holdings plc	1,031,539	6,041
2	Ibstock plc	1,941,466	5,930
^	Dairy Crest Group plc	715,529	5,892
	Entertainment One Ltd.	1,696,671	5,863
	Morgan Advanced Materials plc	1,396,320	5,820
	Ferrexpo plc	1,463,683	5,739
	JRP Group plc	2,881,562	5,678
	Stobart Group Ltd.	1,548,022	5,607
	SuperGroup plc	244,799	5,570
	Virgin Money Holdings UK plc	1,446,420	5,556
	esure Group plc	1,458,940	5,517
2	McCarthy & Stone plc	2,710,086	5,430
	Polypipe Group plc	952,826	5,386
*	Vectura Group plc	3,631,861	5,179
	F&C Commercial Property Trust Ltd.	2,571,307	5,136
	Ted Baker plc	143,884	5,119
	Computacenter plc	386,901	5,118
^	Pets at Home Group plc	1,782,748	5,113
	Go-Ahead Group plc	216,183	4,933
	Vedanta Resources plc	416,617	4,875
	Dunelm Group plc	505,987	4,806
	Marston's plc	3,286,323	4,788
	Stagecoach Group plc	2,087,871	4,777
	Laird plc	2,464,709	4,713
	Fenner plc	1,015,341	4,593
	Halfords Group plc	972,638	4,568
	De La Rue plc	521,627	4,540

	OneSavings Bank plc	817,639	4,424
*	EI Group plc	2,386,910	4,397
	St. Modwen Properties plc	875,223	4,383
2	Spire Healthcare Group plc	1,446,587	4,370
*	Hunting plc	683,363	4,350
	Telecom Plus plc	298,085	4,339
^	NCC Group plc	1,479,833	4,295
	RPS Group plc	1,099,775	4,255
	Renewi plc	3,040,632	4,149
	PZ Cussons plc	969,699	4,145
	Restaurant Group plc	1,019,842	4,127
	UK Commercial Property Trust Ltd.	3,326,012	4,099
	Chesnara plc	772,377	4,086
	Keller Group plc	372,025	4,083
	Debenhams plc	6,001,706	3,983
	Mitchells & Butlers plc	1,178,010	3,981
	Northgate plc	673,716	3,923
	Hochschild Mining plc	1,242,340	3,824
	888 Holdings plc	1,085,054	3,731
*	Aldermore Group plc	1,174,298	3,628
	N Brown Group plc	740,528	3,492
	Oxford Instruments plc	267,364	3,474
*	Ophir Energy plc	3,438,596	3,350
	Chemring Group plc	1,383,939	3,338
	KCOM Group plc	2,513,972	3,334
	International Personal Finance plc	1,103,420	3,113
	Picton Property Income Ltd.	2,704,012	3,089
	ITE Group plc	1,265,382	3,052
	Royal Dutch Shell plc Class A	100,638	3,048
	Redefine International PLC	5,813,039	2,962
*,^	Imagination Technologies Group plc	1,298,203	2,922
*	Petra Diamonds Ltd.	2,564,131	2,886
	Lookers plc	1,695,572	2,722
	Rank Group plc	871,798	2,594
	Devro plc	809,147	2,583
*,^	Premier Oil plc	2,547,789	2,294
*	Nostrum Oil & Gas plc	402,220	2,187
*,^	Allied Minds plc	1,182,470	2,141
	Helical plc	519,833	2,094
*,^	AO World plc	1,394,592	2,081
	Acacia Mining plc	773,507	2,015
	Schroder REIT Ltd.	2,428,491	2,001
	Gocompare.Com Group plc	1,426,717	1,999
*	Premier Foods plc	3,439,741	1,938
	Daejan Holdings plc	24,236	1,870
	Soco International plc	1,102,086	1,707
*	Jimmy Choo plc	554,086	1,702
^	Carillion plc	2,420,053	1,663
*	Lamprell plc	1,249,851	1,498
*,^	Countrywide plc	880,255	1,275
*,^	Interserve plc	724,793	1,151
2	CMC Markets plc	516,755	1,124
^	Foxtons Group plc	1,229,800	1,118
	Smurfit Kappa Group plc	20,847	654
*	Genel Energy plc	115,678	205
*	Lonmin plc	164,176	155

*,3	Sole Realisation Co. plc			239	—
					15,256,330
Total Common Stocks (Cost $81,884,798)					97,304,058
		Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.2%)
5,6	Vanguard Market Liquidity Fund	1.223%		21,493	2,149,705

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Cash Management Bill	1.048%	1/2/18	33,000	32,913
	United States Treasury Bill	0.976%	10/5/17	3,500	3,500
7	United States Treasury Bill	0.954%	10/26/17	8,000	7,995
7	United States Treasury Bill	1.056%	11/24/17	3,000	2,996
7	United States Treasury Bill	1.169%–1.182%	3/22/18	8,000	7,956
					55,360
Total Temporary Cash Investments (Cost $2,204,872)					2,205,065
Total Investments (101.1%) (Cost $84,089,670)					99,509,123
Other Assets and Liabilities-Net (-1.1%)6,7,8					(1,059,247)
Net Assets (100%)					98,449,876

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,370,751,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $977,061,000, representing 1.0% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $1,470,295,000 of collateral received for securities on loan.
7 Securities with a value of $51,362,000 and cash of $5,030,000 have been segregated as initial margin for open futures contracts.
8 Cash of $15,260,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short	Notional	Appreciation
	Expiration	Contracts)	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2017	9,865	417,048	8,186
Topix Index	December 2017	1,954	290,761	15,369
FTSE 100 Index	December 2017	1,926	189,396	(420)
E-mini S&P 500 Index	December 2017	799	100,518	558
S&P ASX 200 Index	December 2017	842	93,618	(468)
S&P/TSX 60 Index	December 2017	106	15,573	641
				23,866

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100
Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	12/20/17	EUR	297,780	USD	357,761	(4,165)
BNP Paribas	12/12/17	JPY	29,600,884	USD	272,765	(8,747)
Toronto-Dominion Bank	12/20/17	GBP	121,584	USD	161,885	1,458
Toronto-Dominion Bank	12/28/17	AUD	103,170	USD	82,512	(1,670)
Citibank, N.A.	12/20/17	EUR	27,158	USD	32,139	110
Credit Suisse International	12/20/17	EUR	20,545	USD	24,588	(192)
JPMorgan Chase Bank, N.A.	12/20/17	GBP	11,697	USD	15,683	32
Credit Suisse International	12/12/17	JPY	1,394,545	USD	12,924	(485)
Goldman Sachs International	12/19/17	CAD	14,863	USD	12,240	(322)
JPMorgan Chase Bank, N.A.	12/20/17	GBP	8,238	USD	11,190	(123)
UBS AG	12/28/17	AUD	9,337	USD	7,347	(30)
JPMorgan Chase Bank, N.A.	12/28/17	AUD	7,374	USD	5,860	(82)
Citibank, N.A.	12/19/17	CAD	2,355	USD	1,904	(17)
BNP Paribas	12/19/17	CAD	1,467	USD	1,176	-
BNP Paribas	12/12/17	USD	139,276	JPY	15,600,000	136
Bank of America, N.A.	10/18/17	USD	1	EUR	1	-
						(14,097)

Developed Markets Index Fund

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized
(loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

Developed Markets Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,360,545	88,909,469	34,044
Temporary Cash Investments	2,149,705	55,360	—
Futures Contracts—Assets[1]	5,136	—	—
Futures Contracts—Liabilities[1]	(413)	—	—
Forward Currency Contracts—Assets	—	1,736	—
Forward Currency Contracts—Liabilities	—	(15,833)	—
Total	10,514,973	88,950,732	34,044
1 Represents variation margin on the last day of the reporting period.

D. At September 30, 2017, the cost of investment securities for tax purposes was $84,207,311,000. Net unrealized appreciation of investment securities for tax purposes was $15,301,812,000, consisting of unrealized gains of $18,962,976,000 on securities that had risen in value since their purchase and $3,661,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 21, 2017
VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.